     As filed with the Securities and Exchange Commission on May 29, 2002


                                      Securities Act Registration No. 333-95849
                              Investment Company Act Registration No. 811-09805
================================================================================

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                 -------------

                                   FORM N-1A

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         [_]

                        Pre-Effective Amendment No.                         [_]


                        Post-Effective Amendment No. 9                      [X]


                                    and/or

                       REGISTRATION STATEMENT UNDER THE

                        INVESTMENT COMPANY ACT OF 1940                      [_]


                               Amendment No. 10                             [X]


                       (Check appropriate box or boxes)

                                 -------------


                     STRATEGIC PARTNERS OPPORTUNITY FUNDS


                     (formerly Strategic Partners Series)



              (Exact name of registrant as specified in charter)

                             GATEWAY CENTER THREE
                              100 MULBERRY STREET
                         NEWARK, NEW JERSEY 07102-4077

              (Address of Principal Executive Offices) (Zip Code)


      Registrant's Telephone Number, including Area Code: (973) 367-7525



                           Marguerite E. H. Morrison

                             Gateway Center Three
                              100 Mulberry Street
                         Newark, New Jersey 07102-4077
                    (Name and Address of Agent for Service)

                 Approximate date of proposed public offering:
As soon as practicable after the effective date of this Registration Statement.

It is proposed that this filing will become effective (check appropriate box):


                     [_]immediately upon filing pursuant to paragraph (b)


                     [_]on (date), pursuant to paragraph (b)

                     [_]60 days after filing pursuant to paragraph (a)(1)

                     [_]on (date) pursuant to paragraph (a)(1)


                     [X]75 days after filing pursuant to paragraph (a)(2)


                     [_]on (date) pursuant to paragraph (a)(2) of Rule 485.

                        If appropriate, check the following box:

                     [_]this post-effective amendment designates a new
                        effective date for a previously filed post-effective amendment.

                               -----------------



================================================================================

                               Explanatory Note

                               -----------------


   This post-effective amendment to the registration statement of Strategic Partners Opportunity Funds (File No. 333-95849) is not intended to amend the prospectuses or statements of additional information (SAIs) of the following Funds, dated as shown:





                                 Prospectuses
                                 ------------
     Fund                                               Date of Prospectus
     ----                                               ------------------
     Strategic Partners Focused Value, Focused Growth
       and New Era Growth Funds........................   April 26, 2002
     Strategic Partners Mid-Cap Value Fund.............   April 15, 2002

                                     SAIs
                                     ----
     Fund                                               Date of SAI
     ----                                               -----------
     Strategic Partners Focused Value, Focused Growth
       and New Era Growth Funds........................   April 26, 2002
     Strategic Partners Mid-Cap Value Fund.............   April 15, 2002

                                                      PROSPECTUS AUGUST 2, 2002


     STRATEGIC PARTNERS
     OPPORTUNITY FUNDS

     STRATEGIC PARTNERS

     HEDGED MARKET OPPORTUNITY FUND



     Objective: Seeks long-term growth of capital




     As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the Fund's shares nor has the SEC determined that this prospectus is complete or accurate. It is a criminal offense to state otherwise.

---------------------------------------------------------------------
Table of Contents
---------------------------------------------------------------------




1   Risk/Return Summary
1   Investment Objective and Principal Strategies
2   Principal Risks
3   Evaluating Performance
4   Fees and Expenses

6   How the Fund Invests
6   Investment Objective and Policies
9   Other Investments and Strategies
10  Investment Risks

13  How the Fund is Managed
13  Board of Trustees
13  Manager
14  Investment Adviser
14  Portfolio Managers
15  Investment Adviser's Historical Performance Using
      the Market Participation Strategy
17  Distributor

18  Fund Distributions and Tax Issues
18  Distributions
19  Tax Issues
20  If You Sell or Exchange Your Shares

22  How to Buy, Sell and Exchange Shares of the Fund
22  Initial Offering of Shares
23  How to Buy Shares
30  How to Sell Your Shares
34  How to Exchange Your Shares
36  Telephone Redemptions or Exchanges
36  Expedited Redemption Privilege

37  Appendix: Description of Security Ratings

42  The Strategic Partners Mutual Fund Family

    For More Information (Back Cover)


The Fund's Distributor will solicit subscriptions for the Fund's shares during a subscription period expected to last from August 27, 2002 to September 27, 2002. The Fund expects to begin a continuous offering of its shares on October 14, 2002.






---------------------------------------------------------------------

  STRATEGIC PARTNERS HEDGED MARKET         [PHONE]  (800) 225-1852
  OPPORTUNITY FUND

---------------------------------------------------------------------
Risk/Return Summary
---------------------------------------------------------------------


This section highlights key information about the STRATEGIC PARTNERS HEDGED MARKET OPPORTUNITY FUND, which we refer to as "the Fund." The Fund is a separate series of STRATEGIC PARTNERS OPPORTUNITY FUNDS, formerly Strategic Partners Series (the Trust). Additional information follows this summary.


INVESTMENT OBJECTIVE AND PRINCIPAL STRATEGIES

Our investment objective is LONG-TERM GROWTH OF CAPITAL. This means that we seek investments whose price will increase over several years. To achieve this objective, we use a hedged equity investment strategy, which means that we invest in a portfolio of U.S. long-term equity index call options to seek upside equity market participation and long-term growth of capital, and we invest in U.S. government and corporate bonds to seek to reduce downside risk.




-------------------------        We usually invest 25%, and, depending
HEDGING IS A STRATEGY USED TO    on market conditions, may invest up to
OFFSET INVESTMENT RISK. THERE IS 50%, of the Fund's total assets in a
NO EXPECTATION THAT THE FUND     basket of securities designed to capture
WILL BE PERFECTLY HEDGED. THAT   positive returns in the stock market. This
IS, THE FUND MAY EXPERIENCE      basket typically consists of long-term call
EITHER GAIN OR LOSS.             options on U.S. equity indexes, such as
-------------------------


the Standard and Poor's 500 Composite Stock Price Index (S&P 500), and also may include other derivative securities that, in the investment adviser's opinion, may provide a potentially similar return at less expense.


   We also usually invest 75%, and will invest at least 50%, of the Fund's total assets in U.S. government and corporate bonds. This basket consists mainly of U.S. Treasury strips and also may include bills, notes and other debt securities issued by the U.S. Treasury, and obligations issued or guaranteed by U.S. government agencies or instrumentalities. We also can invest in U.S. corporate debt securities, including convertible securities and intermediate and long-term U.S. bank debt securities. This portion of the Fund is intended to provide some protection during declining equity markets.


   The ratio of the Fund's total assets invested in each basket may vary over time. Generally, the investment adviser will consider buying or selling a security to lock in gains on options during rising equity markets, to roll over expiring options or futures contracts, to manage cash flows, or when the maturity of a bond or the expiration of an option falls below three years.





 -------------------------------------------------------------------------------
                                                                             1

---------------------------------------------------------------------
Risk/Return Summary
---------------------------------------------------------------------


PRINCIPAL RISKS

Although we try to invest wisely, all investments involve risk. Depending on the timing of your purchase and sale of shares in the Fund, you may not realize upside equity market participation or reduce downside risk. Our principal investment strategy includes using DERIVATIVES, which involve additional risks. The Fund uses derivative strategies to provide equity market participation. Since the Fund invests in U.S. long-term equity index call options, and may also invest in other shorter-term call and put options, swaps, futures and other equity-related securities, there is the risk that the value of a particular swap, option, futures contract or other equity-related security we own could go down. Stock markets are volatile. The Fund's holdings can vary significantly from broad market indexes, and performance of the Fund can deviate from the performance of these indexes.




   The Fund also invests principally in U.S. government and investment grade corporate debt obligations, which may have CREDIT, MARKET AND INTEREST RATE RISKS. Credit risk is the possibility that an issuer of a debt obligation does not pay the Fund interest or repay principal. Market risk, which may affect an industry, a sector or the entire market, is the possibility that the market value of an investment may move up or down and that its movement may occur quickly or unpredictably. Interest rate risk refers to the fact that the value of most bonds will fall when interest rates rise. The longer the maturity and lower the credit quality of a bond, the more likely its value will decline.


   "Investment-grade" means major rating services, like Standard & Poor's Ratings Group (S&P) or Moody's Investors Service (Moody's), have rated the securities within one of their four highest quality grades. We will rely on the highest rating assigned by the major rating agencies when multiple agencies rate a bond differently. Debt obligations in the fourth highest grade are regarded as investment-grade, but have speculative characteristics and are riskier than higher-rated securities. A rating is an assessment of the likelihood of timely repayment of interest and principal and can be useful when comparing different debt obligations. These ratings are not a guarantee of quality. The opinions of the rating agencies do not reflect market risk and they may at times lag behind the current financial conditions of a company. We also may invest in obligations that are not rated, but that we believe are of comparable quality to the obligations described above.



---------------------------------------------------------------------

2   STRATEGIC PARTNERS HEDGED MARKET         [PHONE]  (800) 225-1852
    OPPORTUNITY FUND

---------------------------------------------------------------------
Risk/Return Summary
---------------------------------------------------------------------


   The Fund has an average DURATION of 3 to 5 years. Duration measures the potential volatility of the price of a portfolio of bonds prior to maturity. Duration is the magnitude of the change in price of a bond relative to a given change in the market interest rate. Duration incorporates a bond's yield, coupon interest payments, final maturity, call and put features and prepayment exposure into one measure. The longer the maturity of a bond, the more sensitive the bond is to changes in interest rates.


   The Fund is NONDIVERSIFIED, meaning that we can invest more than 5% of our assets in the securities of any one issuer. Investing in a nondiversified mutual fund may involve greater risk than investing in a diversified fund because a loss resulting from the decline in the value of one security may represent a greater portion of the total assets of a nondiversified fund.




   The Fund may ACTIVELY AND FREQUENTLY TRADE its portfolio securities. High portfolio turnover results in higher transaction costs and can affect the Fund's performance and have adverse tax consequences.


   Like any mutual fund, an investment in the Fund could lose value and you could lose money. For more detailed information about the risks associated with the Fund, see "How the Fund Invests--Investment Risks."

   An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

EVALUATING PERFORMANCE

Because the Fund is new, no performance history for the Fund is included in this prospectus. Performance of a comparably managed institutional account is presented beginning on page 15.




 -------------------------------------------------------------------------------
                                                                             3

---------------------------------------------------------------------
Risk/Return Summary
---------------------------------------------------------------------

FEES AND EXPENSES

This table shows the sales charges, fees and expenses that you may pay if you buy and hold shares of each share class of the Fund--Classes A, B, C and Z. Each share class has different (or no) sales charges--known as loads--and expenses, but represents an investment in the same Fund. Class Z shares are available only to a limited group of investors. For more information about which share class may be right for you, see "How to Buy, Sell and Exchange Shares of the Fund."



 SHAREHOLDER FEES/1/ (PAID DIRECTLY FROM YOUR INVESTMENT)



                                     CLASS A    CLASS B    CLASS C    CLASS Z
Maximum sales charge (load) imposed
 on purchases (as a percentage of
 offering price)                          5%       None         1%       None
Maximum deferred sales charge (load)
 (as a percentage of the lower of
 original purchase price or sale
 proceeds)                                1%/2/      5%/3/      1%/4/    None
Maximum sales charge (load) imposed
 on reinvested dividends and other
 distributions                          None       None       None       None
Redemption fees                         None       None       None       None
Exchange fee                            None       None       None       None



 ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)



                                           CLASS A   CLASS B CLASS C CLASS Z
Management fees                              .90%       .90%    .90%    .90%
+ Distribution and service (12b-1) fees      .30%/5/   1.00%   1.00%    None
+ Other expenses/6/                          .36%       .36%    .36%    .36%
= TOTAL ANNUAL FUND OPERATING EXPENSES/6/   1.56%      2.26%   2.26%   1.26%
- Fee waiver                                 .05%       None    None    None
= NET ANNUAL FUND OPERATING EXPENSES/6/     1.51%/5/   2.26%   2.26%   1.26%

1 Your broker may charge you a separate or additional fee for purchases and sales of shares.

2 Investors who purchase $1 million or more of Class A shares are subject to a contingent deferred sales charge (CDSC) of 1% for shares redeemed within 12 months of purchase. This charge is waived for all such Class A shareholders other than those who purchased their shares through certain broker-dealers that are not affiliated with Prudential Financial, Inc. (Prudential).


3 The contingent deferred sales charge (CDSC) for Class B shares decreases by 1% annually to 1% in the fifth and sixth years and 0% in the seventh year. Class B shares convert to Class A shares approximately seven years after purchase.


4 The CDSC for Class C shares is 1% for shares redeemed within 18 months of purchase.


5 For the fiscal year ending 7-31-03, the Distributor of the Fund has contractually agreed to reduce its distribution and service (12b-1) fees for Class A shares to .25 of 1% of the average daily net assets of the Class A shares.


6 Other expenses are estimated, since this is a new fund.



---------------------------------------------------------------------

4   STRATEGIC PARTNERS HEDGED MARKET         [PHONE]  (800) 225-1852
    OPPORTUNITY FUND

---------------------------------------------------------------------
Risk/Return Summary
---------------------------------------------------------------------



EXAMPLE

This example will help you compare the fees and expenses of the Fund's different share classes and the cost of investing in the Fund with the cost of investing in other mutual funds.

   The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except for the Distributor's reduction of distribution and service (12b-1) fees for Class A shares during the first fiscal year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:



--------------------------
               1 YR  3 YRS
Class A shares $651 $  978
Class B shares $729 $1,006
Class C shares $427 $  799
Class Z shares $133 $  414
--------------------------


You would pay the following expenses on the same investment if you did not sell your shares:


-------------------------
               1 YR 3 YRS
Class A shares $651  $978
Class B shares $229  $706
Class C shares $327  $799
Class Z shares $133  $414
-------------------------



 -------------------------------------------------------------------------------
                                                                             5

---------------------------------------------------------------------
How the Fund Invests
---------------------------------------------------------------------

INVESTMENT OBJECTIVE AND POLICIES

In pursuing our investment objective of LONG-TERM GROWTH OF CAPITAL, we invest in a portfolio of U.S. long-term equity index call options and other derivatives to seek upside equity market participation and long-term growth of capital and we invest in U.S. government and corporate bonds to seek to reduce downside risk.


   While we make every effort to achieve our objective, we can't guarantee success.



DERIVATIVE STRATEGIES


   We usually invest 25%, and, depending on market conditions, may invest up to 50%, of the Fund's total assets in a basket of securities designed to provide upside participation in the stock market. This basket typically consists of long-term call options on U.S. equity indexes, such as the S&P 500, and may also include other derivative securities, such as shorter-term call and put options, swaps, futures contracts, and other equity-linked investments, that the investment adviser believes, as a whole, may provide a potentially similar return.




The Fund uses derivative strategies to gain equity exposure. We cannot guarantee that these strategies either will be successful or will enable the Fund to achieve its objective, or, that the instruments necessary to implement these strategies will be available or that the Fund will not lose money. DERIVATIVES--such as futures, options and swaps--involve costs and can be volatile. We may also use derivatives to try to reduce risk, for cash management purposes or to increase return consistent with the Fund's overall investment objective. The Fund's investment adviser will consider other factors (such as cost) in deciding whether to employ any particular strategy or use any particular instrument. Derivatives that involve leverage could magnify losses.





Options. The Fund under normal conditions will purchase and sell put and call options on equity indexes traded on U.S. exchanges, on Nasdaq or in the over-the-counter market. An OPTION is the right to buy or sell securities for a defined term in exchange for a premium. The Fund will sell only covered options.



Futures Contracts. The Fund under normal conditions will purchase and sell stock index futures contracts and futures on debt securities. A FUTURES CONTRACT is an agreement to buy or sell a set quantity of an underlying



---------------------------------------------------------------------

6   STRATEGIC PARTNERS HEDGED MARKET         [PHONE]  (800) 225-1852
    OPPORTUNITY FUND

---------------------------------------------------------------------
How the Fund Invests
---------------------------------------------------------------------


product at a future date, or to make or receive a cash payment based on the value of a securities index. The terms of futures contracts are standardized. In the case of a financial futures contract based upon a broad index, there is no delivery of the securities comprising the index, margin is uniform, a clearing corporation or an exchange is the counterparty and the Fund makes daily margin payments based on price movements in the index.



Swaps. The Fund may invest in SWAPS including equity-linked swaps. In an equity-linked swap transaction, the Fund and another party "trade" income streams. The rates may be fixed or floating. These swaps are done to preserve a return or an option payoff at maturity on a particular investment or portion of the Fund or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date.





Other Equity-Linked Investments. The Fund may invest up to 10% of its total assets in EXCHANGE TRADED FUNDS (ETFS) such as Standard and Poor's Depositary Receipts (SPDRs), subject to certain limits on investment in securities of non-affiliated investment companies. ETFs represent shares of ownership in either mutual funds or unit investment trusts that hold a portfolio of common stocks that are designed to generally correspond to the price and yield performance of their underlying portfolio of securities. The underlying portfolio may be broad market, sector or international. ETFs give investors the opportunity to buy or sell an entire portfolio of stocks in a single security transaction in a manner similar to buying or selling a share of stock.





FIXED INCOME STRATEGIES


We usually invest 75%, and will invest at least 50%, of the Fund's total assets in U.S. government and corporate bonds. This portion of the Fund is intended to provide some protection during declining equity markets.



These securities include DEBT OBLIGATIONS ISSUED BY THE U.S. TREASURY. Treasury securities are all backed by the full faith and credit of the U.S. government, which means that payment of interest and principal is guaranteed, but yield and market value are not. The Fund will acquire U.S. government securities in the form of custodial receipts that show ownership of future interest payments, principal payments or both on certain U.S. Treasury notes or bonds. Such notes or bonds are held in custody by a bank on behalf of the owners. These custodial receipts are commonly referred to as TREASURY STRIPS or ZERO-COUPON BONDS.





 -------------------------------------------------------------------------------
                                                                             7

---------------------------------------------------------------------
How the Fund Invests
---------------------------------------------------------------------


The Fund may also invest in other DEBT OBLIGATIONS ISSUED OR GUARANTEED BY THE U.S. GOVERNMENT and government-related entities. Some of these debt securities are backed by the full faith and credit of the U.S. government. These include obligations of the Government National Mortgage Association (GNMA or "Ginnie Mae"), the Farmers Home Administration and the Export-Import Bank. Debt securities issued by other government entities, like obligations of the Federal National Mortgage Association (FNMA or "Fannie Mae"), the Federal Home Loan Mortgage Corporation (FHLMC or "Freddie Mac"), the Federal Home Loan Bank, the Tennessee Valley Authority and the United States Postal Service are not backed by the full faith and credit of the U.S. government. However, these issuers have the right to borrow from the U.S. Treasury to meet their obligations. In contrast, the debt securities of other issuers, like the Farm Credit System, depend entirely upon their own resources to repay their debt obligations.


   We may also invest in U.S. CORPORATE DEBT SECURITIES rated at least BBB by S&P or Baa by Moody's, including convertible securities and intermediate and long-term debt securities of United States banks. A description of bond ratings is contained in the Appendix.





PORTFOLIO TURNOVER


The turnover of the Fund will vary depending on cash flows, market conditions and portfolio reallocations. We anticipate that in a given year the Fund may have an annual portfolio turnover rate of 200% or more. Portfolio turnover is generally the percentage found by dividing the lesser of portfolio purchases and sales by the monthly average value of the portfolio. High portfolio turnover (100% or more) results in higher brokerage commissions and other costs and can affect the Fund's performance. It also can result in a greater amount of distributions as ordinary income rather than long-term capital gains.



                                     * * *

   For more information, see "Investment Risks" and the Statement of Additional Information, "Description of the Fund, Its Investments and Risks." The Statement of Additional Information--which we refer to as the SAI--contains additional information about the Fund. To obtain a copy, see the back cover page of this prospectus.
   The Fund's investment objective is a fundamental policy that cannot be changed without shareholder approval. The Board can change investment policies that are not fundamental.


---------------------------------------------------------------------

8   STRATEGIC PARTNERS HEDGED MARKET         [PHONE]  (800) 225-1852
    OPPORTUNITY FUND

---------------------------------------------------------------------
How the Fund Invests
---------------------------------------------------------------------


OTHER INVESTMENTS AND STRATEGIES

In addition to the principal strategies described above, we may also use the following investment strategies to try to increase the Fund's returns or protect its assets if market conditions warrant.





CONVERTIBLE SECURITIES


The Fund may also invest in CONVERTIBLE SECURITIES. These are securities-such as bonds or preferred stocks-that we can convert into the company's common stock or some other equity security.






MONEY MARKET INSTRUMENTS

The Fund may temporarily hold cash or invest in high-quality foreign or domestic MONEY MARKET INSTRUMENTS pending investment of proceeds from new sales of Fund shares or to meet ordinary daily cash needs. Money market instruments include the commercial paper of corporations, certificates of deposit, bankers' acceptances and other obligations of domestic and foreign banks, nonconvertible debt securities (corporate and government), short-term obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities, repurchase agreements and cash (foreign currencies or U.S. dollars).


REPURCHASE AGREEMENTS
The Fund may use REPURCHASE AGREEMENTS, where a party agrees to sell a security to the Fund and then repurchase it at an agreed-upon price at a stated time. This creates a fixed return for the Fund and is, in effect, a loan by the Fund. Repurchase agreements are used for cash management purposes.

TEMPORARY DEFENSIVE INVESTMENTS

In response to adverse market, economic, political or other conditions, we may temporarily invest up to 100% of the Fund's assets in MONEY MARKET INSTRUMENTS or FIXED-INCOME INSTRUMENTS. Investing heavily in these securities limits our ability to achieve our investment objective, but can help to preserve the Fund's assets when securities markets are unstable.




ADDITIONAL STRATEGIES
The Fund also follows certain policies when it BORROWS MONEY (the Fund can borrow up to 33 1/3% of the value of its total assets); LENDS ITS SECURITIES to others for cash management purposes (the Fund can lend up to 33 1/3% of the value of its total assets including collateral received in the transaction); and HOLDS ILLIQUID SECURITIES (the Fund may hold up to 15% of its net assets in illiquid securities, including securities with legal or contractual restrictions on resale, those without a readily available market and repurchase agreements with maturities longer than seven days). The Fund is subject to


 -------------------------------------------------------------------------------
                                                                             9

---------------------------------------------------------------------
How the Fund Invests
---------------------------------------------------------------------

certain investment restrictions that are fundamental policies, which means they cannot be changed without shareholder approval. For more information about these restrictions, see the SAI.

INVESTMENT RISKS

As noted previously, all investments involve risk, and investing in the Fund is no exception. Since the Fund's holdings can vary significantly from broad market indexes, performance of the Fund can deviate from performance of the indexes. This chart outlines the key risks and potential rewards of the Fund's principal strategies and certain other non-principal investments the Fund may make. Unless otherwise noted, the Fund's ability to engage in a particular type of investment is expressed as a percentage of total assets. The investment types are listed in the order in which they normally will be used by the portfolio managers. See, too, "Description of the Fund, Its Investments and Risks" in the SAI.






INVESTMENT TYPE
% of Fund's Assets              RISKS                                    POTENTIAL REWARDS
U.S. GOVERNMENT               . May limit potential for                . May offer regular interest
SECURITIES                      capital appreciation                     income
                              . Credit risk--the risk that             . Generally more secure than
At least 50%; usually 75%       the borrower can't pay back              lower-quality debt securities
                                the money borrowed or                  . The U.S. government
                                make interest payments                   guarantees interest and
                                (relatively low for U.S.                 principal payments on
                                government securities)                   certain of its securities
                              . Market risk--the risk that             . May preserve the Fund's
                                obligations will lose value in           assets
                                the market, sometimes                  . If interest rates decline,
                                rapidly or unpredictably,                long-term yields should be
                                because interest rates rise              higher than money market
                                or there is a lack of                    yields
                                confidence in the borrower             . Bonds have generally
                              . Interest rate risk--the value            outperformed money
                                of most bonds will fall when             market instruments over the
                                interest rates rise.                     long term
                              . Not all U.S. government                . Most bonds rise in value
                                securities are insured or                when interest rates fall
                                guaranteed by the U.S.                 . Stripped security values rise
                                government--some are                     faster when interest rates
                                backed by the issuing                    fall than is the case with
                                agency                                   non-stripped securities
                              . Stripped securities are more           . Zero coupon bonds may
                                volatile than securities that            lock in a higher rate of
                                have not separated                       return than is available
                                principal and interest                   from interest-paying
                              . Zero coupon bonds generate               securities of comparable
                                "phantom income" for the                 credit quality and maturity
                                Fund and its shareholders for
                                tax purposes although no
                                income is paid
------------------------- -   ----------------------------------   -   ---------------------------------



---------------------------------------------------------------------

10  STRATEGIC PARTNERS HEDGED MARKET         [PHONE]  (800) 225-1852
    OPPORTUNITY FUND

---------------------------------------------------------------------
How the Fund Invests
---------------------------------------------------------------------



INVESTMENT TYPE (CONT'D)
% of Fund's Assets             RISKS                                POTENTIAL REWARDS
U.S. EQUITY INDEX CALL       . Derivatives that involve           . Allow participation in
OPTIONS                        leverage could magnify               gains in the equity markets
                               losses                             . Derivatives that involve
Up to 50%; usually 25%       . May be difficult to sell at          leverage could generate
                               the time or price desired            substantial gains at low
OTHER DERIVATIVES            . The price movement of a              cost
                               derivative (such as put            . The Fund could make
Percentage varies; up to       and call options, futures            money and protect
25%                            and swaps) may not                   against losses if the
                               correlate with a change in           investment analysis proves
                               the value of the                     correct
                               underlying security or             . Ability to manage the
                               index                                Fund's risk/return balance
                             . The other party to a                 is enhanced
                               derivatives contract may
                               default
                             . Equity markets could go
                               down, resulting in a
                               decline in value of the
                               Fund's investments
                             . Derivatives may not have
                               the intended effects and
                               may result in losses or
                               missed opportunities
                             . Certain types of derivatives
                               involve costs to the Fund
                               that can reduce returns
------------------------ -   ------------------------------   -   -------------------------------
U.S. CORPORATE DEBT          . See credit, market and             . See, generally, U.S.
SECURITIES                     interest rate risks under            government securities
                               U.S. government                    . High-quality debt
Percentage varies;             securities                           obligations are generally
up to 25%                    . Because they are more                more likely to produce
                               closely correlated to                income than stocks since
                               equity markets, may offer            companies must pay their
                               less protection than U.S.            debts before they pay
                               government bonds in                  dividends
                               falling equity markets
---------------------------------------------------------------------------------------------------



 -------------------------------------------------------------------------------
                                                                             11

---------------------------------------------------------------------
How the Fund Invests
---------------------------------------------------------------------




INVESTMENT TYPE (CONT'D)
% of Fund's Assets              RISKS                                 POTENTIAL REWARDS
CONVERTIBLE SECURITIES        . See credit, market and              . Convertible securities may
                                interest rate risks under             be exchanged for stocks,
Percentage varies;              U.S. government                       which historically have
up to 20%                       securities                            outperformed other
                              . Underlying securities                 investments over the long
                                could lose value                      term
                              . Equity markets could go             . Generally, economic
                                down, resulting in a                  growth means higher
                                decline in value of the               corporate profits, which
                                Fund's investments                    leads to an increase in
                              . Changes in economic or                stock prices (capital
                                political conditions, both            appreciation) which may
                                domestic and international,           increase the value of the
                                may result in a decline in            conversion option
                                value of the Fund's
                                investments
                              . May be relatively illiquid
                                as compared to non-
                                convertible equity
                                securities
------------------------- -   -------------------------------   -   ------------------------------
SWAPS                         . Equity-linked swaps                 . May offer more attractive
                                involve leverage and                  terms than more widely
Up to 20%                       could magnify losses                  traded securities
                              . The other party to a swap           . During periods of
                                contract could default                favorable market activity,
                              . May be difficult to sell at           could generate
                                the time or price desired             substantial gains at low
                              . May be difficult to value             cost
                                precisely                           . See, generally, other
                              . See, generally, other                 derivatives above
                                derivatives above
------------------------- -   -------------------------------   -   ------------------------------
ETFS                          . The price movement of               . Helps to manage smaller
                                an ETF may not track the              cash flows
Up to 10%                       underlying index or basket          . Ability to get instant
                                of stocks and may result              exposure to an index
                                in a loss
------------------------- -   -------------------------------   -   ------------------------------
ILLIQUID SECURITIES           . May be difficult to value           . May offer a more
                                precisely                             attractive yield or
Up to 15% of net assets       . May be difficult to sell at           potential for growth than
                                the time or price desired             more widely traded
                                                                      securities
------------------------- -   -------------------------------   -   ------------------------------
MONEY MARKET                  . Limit potential for capital         . May preserve the Fund's
INSTRUMENTS                     appreciation                          assets
                              . See credit and market
Up to 100% on a temporary       risks under U.S.
basis                           government securities
------------------------- -   -------------------------------   -   ------------------------------



---------------------------------------------------------------------

12  STRATEGIC PARTNERS HEDGED MARKET         [PHONE]  (800) 225-1852
    OPPORTUNITY FUND

---------------------------------------------------------------------
How the Fund is Managed
---------------------------------------------------------------------

BOARD OF TRUSTEES

The Trust's Board of Trustees (the Board) oversees the actions of the Manager, investment adviser and Distributor, and decides on general policies. The Board also oversees the Trust's officers, who conduct and supervise the daily business operations of the Fund.


MANAGER

PRUDENTIAL INVESTMENTS LLC (PI)

GATEWAY CENTER THREE, 100 MULBERRY STREET
NEWARK, NJ 07102-4077


   Under a management agreement with the Trust, PI manages the Fund's investment operations and administers its business affairs. PI is paid annual management fees of 0.90% of the Fund's average net assets up to and including $1 billion and 0.85% of average net assets over $1 billion. PI has responsibility for all investment advisory services and supervises the Fund's investment adviser.


   PI and its predecessors have served as manager or administrator to investment companies since 1987. As of March 31, 2002, PI, a wholly owned subsidiary of Prudential, served as the investment manager to all of the Prudential U.S. and offshore open-end investment companies, and as administrator to closed-end investment companies, with aggregate assets of approximately $101 billion.


   Subject to the supervision of the Board, PI is responsible for conducting the initial review of prospective investment advisers for the Trust. In evaluating a prospective investment adviser, PI considers many factors, including the firm's experience, investment philosophy and historical performance. PI also is responsible for monitoring the performance of the Trust's investment advisers.


   PI and the Trust operate under an exemptive order (the Order) from the Securities and Exchange Commission (the Commission) that generally permits PI to enter into or amend agreements with investment advisers without obtaining shareholder approval each time. This authority is subject to certain conditions, including the requirement that the Board must approve any new or amended agreements with investment advisers. Shareholders of the Fund still have the right to terminate these agreements at any time by a vote of the majority of outstanding shares of the Fund. The Trust will notify



 -------------------------------------------------------------------------------
                                                                             13

=====================================================================
How the Fund is Managed
---------------------------------------------------------------------

shareholders of any new investment advisers or material amendments to advisory agreements made pursuant to the Order.


INVESTMENT ADVISER

PRUDENTIAL INVESTMENT MANAGEMENT, INC. (PIM) is the Fund's investment adviser and has served as an investment adviser to investment companies since 1984. Its address is Prudential Plaza, 751 Broad Street, Newark, NJ 07102. PI has responsibility for all investment advisory services, supervises PIM and pays PIM for its services.

PORTFOLIO MANAGERS
The Fund is co-managed by Ted Lockwood, Devang Gambhirwala and Mitchell Stern, Ph.D.

   TED LOCKWOOD is Managing Director of Equity Management at PIM, which includes quantitative equity, derivative and index funds. He joined Prudential in 1988 and has over 15 years of investment experience. Mr. Lockwood is also responsible for investment research, new product development and managing portfolios on behalf of institutional and retail clients. He received a B.S. from the State University of New York at Stony Brook and an M.B.A. and an M.S. from Columbia University.


   DEVANG GAMBHIRWALA is a Vice President of Structured Products at PIM. He joined Prudential in 1986 and has over 14 years of investment experience. Mr. Gambhirwala is portfolio manager for the Market Participation Strategy (MPS) portfolio, an institutional structured equity product. He also manages the hedging of other equity-linked products. Mr. Gambhirwala received a B.S. in Computer and Information Sciences from the New Jersey Institute of Technology and an M.B.A. from Rutgers University.


   MITCHELL STERN, PH.D. is a Vice President of Structured Products at PIM. He is responsible for research, risk management, and portfolio management of derivative and quantitative equity portfolios. Prior to joining Prudential in 1997, Mr. Stern was an Assistant Professor of Finance at Fairfield University and the University of Tennessee. He also has twelve years of experience as a consultant to portfolio managers and hedge funds on derivative and quantitative investment strategies. Mr. Stern received a B.A. cum laude in Economics from Brandeis University, and an M.A. and Ph.D. in Financial Economics from the University of Virginia.



---------------------------------------------------------------------

14  STRATEGIC PARTNERS HEDGED MARKET         [PHONE]  (800) 225-1852
    OPPORTUNITY FUND

---------------------------------------------------------------------
How the Fund is Managed
---------------------------------------------------------------------

   Messrs. Lockwood, Gambhirwala and Stern are part of a team of 18 investment professionals, 7 of whom hold Ph.D.s, with over 200 years of combined experience. The team is currently responsible for the management of over $35 billion in assets.


INVESTMENT ADVISER'S HISTORICAL PERFORMANCE USING THE MARKET PARTICIPATION STRATEGY


The Fund is new and therefore has no performance history. The following table shows the performance results of the Market Participation Strategy Portfolio (MPS Portfolio) as compared to the S&P 500, the Merrill Lynch All Convertibles, Excluding Mandatory, Investment Grade Index and Ibbotson's U.S. Intermediate Government Bond Index.


   The MPS Portfolio is an institutional account managed by PIM according to an investment objective and practices that are substantially similar to those governing the Fund. The MPS Portfolio and the Fund are separate entities with different expense structures and portfolio holdings and different purchase and redemption patterns, and the past performance of the MPS Portfolio is not indicative of future performance of the Fund. If material differences between the investment styles of the MPS Portfolio and the Fund should develop in the future, we will disclose such differences. PI monitors the performance of the Fund, but not the MPS Portfolio. The performance of the MPS Portfolio would have been lower had it been subject to the higher fees and expenses incurred by the Fund and might have been lower had the MPS Portfolio been regulated as an investment company under the federal securities and tax laws. In general, Fund returns are reduced by fees and expenses, described under "Risk/Return Summary--Fees and Expenses" above.



 -------------------------------------------------------------------------------
                                                                             15

---------------------------------------------------------------------
How the Fund is Managed
---------------------------------------------------------------------



 OTHER FUND PERFORMANCE


 AIMR STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS/1/



FOR THE PERIODS ENDED
DECEMBER 31, 2001           1 YR  5 YRS 10 YRS
MPS Portfolio            - 7.89% 11.49% 12.12%
S&P 500/2/               -11.88% 10.70% 12.93%
ML Convert. Ex. Mand./3/ - 3.95%  9.52% 11.76%
US Int. Govt. Bond/4/      7.62%  7.29%  6.73%


*The MPS Portfolio's year-to-date performance through the most recent calendar quarter is -3.03%.



 AIMR STANDARIZED ANNUAL RETURNS OVER 10 YEARS/1/



FOR THE PERIODS ENDED       MPS             ML Convert  U.S. Int. Govt.
DECEMBER 31, 2001     Portfolio S&P 500/2/ Ex. Mand./3/        Bonds/4/
        1992              5.91%     7.67%       22.41%            7.19%
        1993             10.26%     9.99%       18.91%           11.24%
        1994            - 2.07%     1.31%      - 7.08%          - 5.14%
        1995             32.34%    37.43%       24.75%           16.80%
        1996             20.41%    23.07%       14.30%            2.10%
        1997             30.60%    33.36%       18.98%            8.38%
        1998             29.45%    28.58%        8.21%           10.21%
        1999             10.48%    21.04%       44.32%          - 1.77%
        2000              0.12%   - 9.10%      -11.70%           12.59%
        2001            - 7.89%   -11.88%      - 3.95%            7.62%


1The performance information complies with the Performance Presentation
 Standards of the Association for Investment Management and Research (AIMR-PPS(R)), the U.S. and Canadian version of the Global Investment Performance Standards (GIPS(R)). AIMR has not been involved in the preparation or review of this report. These returns are before deduction of fees and expenses which may be different than those of the Fund.


2The S&P 500--an unmanaged index of 500 stocks of large U.S. companies--gives a broad look at how stock prices have performed. Source: Lipper Inc.


3Merrill Lynch All Convertibles, Excluding Mandatory, Investment Grade Index is a market capitalization-weighted index including all non-mandatory domestic corporate convertible securities with an issue value of at least $50 million. The index excludes preferred equity redemption stocks. Source: Ibbotson


4The U.S.Intermediate Government Bond Index is constructed each year using the shortest noncallable government bond with a maturity of not less than five years, and it is held for the calendar year. Source: Ibbotson.



---------------------------------------------------------------------

16  STRATEGIC PARTNERS HEDGED MARKET         [PHONE]  (800) 225-1852
    OPPORTUNITY FUND

---------------------------------------------------------------------
How the Fund is Managed
---------------------------------------------------------------------




DISTRIBUTOR

Prudential Investment Management Services LLC (PIMS) distributes the Fund's shares under a Distribution Agreement with the Trust. The Trust has Distribution and Service Plans under Rule 12b-1 under the Investment Company Act. Under the Plans and the Distribution Agreement, PIMS pays the expenses of distributing the Trust's Class A, B, C and Z shares and provides certain shareholder support services. The Trust pays distribution and other fees to PIMS as compensation for its services for each class of shares other than Class
Z. These fees--known as 12b-1 fees--are shown in the "Fees and Expenses" tables.



 -------------------------------------------------------------------------------
                                                                             17

---------------------------------------------------------------------
Fund Distributions and Tax Issues
---------------------------------------------------------------------


Investors who buy shares of the Fund should be aware of some important tax issues. For example, the Fund distributes DIVIDENDS of ordinary income and realized net CAPITAL GAINS, if any, to shareholders. These distributions are subject to taxes, unless you hold your shares in a 401(k) plan, an Individual Retirement Account (IRA) or some other qualified or tax-deferred plan or account. Dividends and other distributions from the Fund also may be subject to state and local income taxes.

   Also, if you sell shares of the Fund for a profit, you may have to pay capital gains taxes on the amount of your profit, again unless you hold your shares in a qualified or tax-deferred plan or account.

   The following briefly discusses some of the important federal income tax issues you should be aware of, but is not meant to be tax advice. For tax advice, please speak with your tax adviser.


DISTRIBUTIONS

The Fund distributes DIVIDENDS of any net investment income to shareholders-- typically once a year. For example, if the Fund owns a U.S. government bond and the bond pays interest, the Fund will pay out a portion of this interest as a dividend to its shareholders, assuming the Fund's income is more than its costs and expenses.The dividends you receive from the Fund will be taxed as ordinary income whether or not they are reinvested in the Fund.


   The Fund also distributes realized net CAPITAL GAINS to shareholders-- typically once a year. Capital gains are generated when the Fund sells its assets for a profit. For example, if the Fund bought U.S. government bonds for a total of $1,000 and more than one year later sold the bonds for a total of $1,500, the Fund has net long-term capital gains of $500, which it will pass on to shareholders (assuming the Fund's total gains are greater than any losses it may have). Capital gains are taxed differently depending on how long the Fund holds the security--if a security is held more than one year before it is sold, LONG-TERM capital gains generally are taxed at rates of up to 20%, but if the security is held one year or less, SHORT-TERM capital gains are taxed at ordinary income rates of up to 38.6%. Different rates apply to corporate shareholders.

   For your convenience, Fund distributions of dividends and capital gains are AUTOMATICALLY REINVESTED in the Fund without any sales charge. If you ask us to pay the distributions in cash, we will send you a check if your account is with the Transfer Agent. Otherwise, if your account is with a broker, you will


---------------------------------------------------------------------

18  STRATEGIC PARTNERS HEDGED MARKET         [PHONE]  (800) 225-1852
    OPPORTUNITY FUND

---------------------------------------------------------------------
Fund Distributions and Tax Issue
---------------------------------------------------------------------


receive a credit to your account. Either way, the distributions may be subject to income taxes, unless your shares are held in a qualified or tax-deferred plan or account. For more information about automatic reinvestment and other shareholder services, see "Step 4: Additional Shareholder Services" in the next section.


TAX ISSUES
FORM 1099
Every year, you will receive a Form 1099, which reports the amount of dividends and capital gains we distributed to you during the prior year. If you own shares of the Fund as part of a qualified or tax-deferred plan or account, your taxes are deferred, so you will not receive a Form 1099. However, you will receive a Form 1099 when you take any distributions from your qualified or tax-deferred plan or account.

   Fund distributions are generally taxable to you in the calendar year in which they are received, except when we declare certain dividends in the fourth quarter and actually pay them in January of the following year. In such cases, the dividends are treated as if they were paid on December 31 of the prior year. Corporate shareholders generally are not eligible for the 70% dividends-received deduction in respect of dividends paid by the Fund.


WITHHOLDING TAXES

If federal tax law requires you to provide the Fund with your taxpayer identification number and certifications as to your tax status, and you fail to do this, or if you are otherwise subject to backup withholding, we will withhold and pay to the U.S. Treasury a portion (currently 30%, but declining to 28% by 2006) of your distributions and sale proceeds. Dividends of net investment income and net short-term capital gains paid to a nonresident foreign shareholder generally will be subject to a U.S. withholding tax of 30%. This rate may be lower, depending on any tax treaty the U.S. may have with the shareholder's country.


IF YOU PURCHASE JUST BEFORE RECORD DATE

If you buy shares of the Fund just before the record date for a distribution (the date that determines who receives the distribution), we will pay that distribution to you. As explained above, the distribution may be subject to ordinary income or capital gains taxes. You may think you've done well since you bought shares one day and soon thereafter received a distribution. That



 -------------------------------------------------------------------------------
                                                                             19

---------------------------------------------------------------------
Fund Distributions and Tax Issues
---------------------------------------------------------------------


is not so because when distributions are paid out, the value of each share of the Fund decreases by the amount of the distribution to reflect the payout, although this may not be apparent because the value of each share of the Fund also will be affected by the market changes, if any. The distribution you receive makes up for the decrease in share value. However, the timing of your purchase does mean that part of your investment came back to you as taxable income.


QUALIFIED AND TAX-DEFERRED RETIREMENT PLANS
Retirement plans and accounts allow you to defer paying taxes on investment income and capital gains. Contributions to these plans may also be tax deductible, although distributions from these plans generally are taxable. In the case of Roth IRA accounts, contributions are not tax deductible, but distributions from the plan may be tax-free.

IF YOU SELL OR EXCHANGE YOUR SHARES

If you sell any shares of the Fund for a profit, you have REALIZED A CAPITAL GAIN, which is subject to tax unless you hold shares in a qualified or tax-deferred plan or account. The amount of tax you pay depends on how long you owned your shares and when you bought them. If you sell shares of the Fund for a loss, you may have a capital loss, which you may use to offset certain capital gains you have.


   If you sell shares and realize a loss, you will not be permitted to use the loss to the extent you replace the shares (including pursuant to the reinvestment of a dividend) within a 61-day period (beginning 30 days before and ending 30 days after the sale of the shares). If you acquire shares of the Fund and sell your shares within 90 days, you may not be allowed to include certain charges incurred in acquiring the shares for purposes of calculating gain or loss realized upon the sale of the shares.



--------------------------------------------------------------------------------

20  STRATEGIC PARTNERS HEDGED MARKET OPPORTUNITY FUND    [PHONE]  (800) 225-1852

---------------------------------------------------------------------
Fund Distributions and Tax Issues
---------------------------------------------------------------------


   Exchanging your shares of the Fund for the shares of another Strategic Partners mutual fund is considered a sale for tax purposes. In other words, it's a TAXABLE EVENT. Therefore, if the shares you exchanged have increased


------------------------------------          in value since you
                                              purchased them, you have
                                    [GRAPHIC] realized a capital gain,
                                              which is subject to tax as
                                              described above.
------------------------------------             Any gain or loss you
                                              may have from selling or


exchanging Fund shares will not be reported on Form 1099; however, proceeds from the sale or exchange will be reported on Form 1099-B. Therefore, unless you hold your shares in a qualified or tax-deferred plan or account, you or your financial adviser should keep track of the dates on which you buy and sell--or exchange--Fund shares, as well as the amount of any gain or loss on each transaction. For tax advice, please see your tax adviser.


AUTOMATIC CONVERSION OF CLASS B SHARES
We have obtained a legal opinion that the conversion of Class B shares into Class A shares--which happens automatically approximately seven years after purchase--is not a "taxable event" because it does not involve an actual sale of your Class B shares. This opinion, however, is not binding on the Internal Revenue Service (IRS). For more information about the automatic conversion of Class B shares, see "Class B Shares Convert to Class A Shares After Approximately Seven Years" in the next section.


 -------------------------------------------------------------------------------
                                                                             21

How to Buy, Sell and
---------------------------------------------------------------------
Exchange Shares of the Fund
---------------------------------------------------------------------

INITIAL OFFERING OF SHARES

PIMS will solicit subscriptions for Class A, Class B, Class C and Class Z shares of the Fund during a subscription period beginning August 27, 2002 and expected to end September 27, 2002. Fund shares subscribed for during this time will be issued at a net asset value of $10.00 per share on a closing date expected to occur on October 2, 2002. An initial sales charge of 5% (5.26% of the net amount invested) is imposed on each transaction in Class A shares. The initial sales charge may be reduced depending on the amount of the purchase as shown in the table under "Reducing or Waiving Class A's Initial Sales Charge." An initial sales charge of 1% (1.01% of the net amount invested) is imposed on each transaction in Class C shares. Your broker will notify you of the end of the subscription period. Payment for Fund shares will be due within three days. If you send an order during the subscription period along with payment, your money will be returned unless you allow the money to be invested in Prudential MoneyMart Assets, Inc. (Money Fund), a money market fund. If this is your first investment in Money Fund, all amounts received and invested in Money Fund, including any dividends received on these funds, will be automatically invested in this Fund on the closing date. You will not receive share certificates. If you previously owned shares of Money Fund, dividends accrued on your shares will not be exchanged for Fund shares. The minimum initial investment is $1,000 for Class A and Class B shares and $2,500 for Class C shares. There are no minimum investment requirements for Class Z shares.

   If you subscribe for shares, you will not have any rights as a shareholder of the Fund until your shares are paid for and their issuance has been reflected in the Fund's books. We reserve the right to withdraw, modify or terminate the initial offering without notice and to refuse any order in whole or in part.

   The Fund will be closed for purchases (although it will remain open for redemptions) after October 2, 2002 to October 11, 2002, while the investment adviser invests the proceeds of the offering in accordance with the Fund's investment objective and policies (the closing period). Beginning on or about October 14, 2002, the Fund will commence a continuous offering of its shares.





---------------------------------------------------------------------

22  STRATEGIC PARTNERS HEDGED MARKET         [PHONE]  (800) 225-1852
    OPPORTUNITY FUND

How to Buy, Sell and
---------------------------------------------------------------------
Exchange Shares of the Fund
---------------------------------------------------------------------

HOW TO BUY SHARES
STEP 1: OPEN AN ACCOUNT
If you don't have an account with a securities firm that is permitted to buy or sell shares of the Fund for you, call the Fund's Transfer Agent, Prudential Mutual Fund Services LLC (PMFS), at (800) 225-1852, or contact:

PRUDENTIAL MUTUAL FUND SERVICES LLC
ATTN: INVESTMENT SERVICES

P.O. BOX 8179

PHILADELPHIA, PA 19101

   You may purchase shares by check or wire. We do not accept cash or money orders. To purchase by wire, call the number above to obtain an application. After PMFS receives your completed application, you will receive an account number. We have the right to reject any purchase order (including an exchange into the Fund) or suspend or modify the Fund's sale of its shares.

STEP 2: CHOOSE A SHARE CLASS
Individual investors can choose among Class A, Class B, Class C and Class Z shares of the Fund, although Class Z shares are available only to a limited group of investors.

   Multiple share classes let you choose a cost structure that better meets your needs. With Class A shares, you pay the sales charge at the time of purchase, but the operating expenses each year are lower than the expenses of Class B and Class C shares. The Class A CDSC is waived for all Class A shareholders other than those who purchase shares from certain broker-dealers not affiliated with Prudential. With Class B shares, you only pay a sales charge if you sell your shares within six years (that is why it is called a contingent deferred sales charge or CDSC), but the operating expenses each year are higher than Class A share expenses. With Class C shares, you pay a 1% front-end sales charge and a 1% CDSC if you sell within 18 months of purchase, but the operating expenses are also higher than the expenses for Class A shares.

   When choosing a share class, you should consider the following:

  .  The amount of your investment


  . The length of time you expect to hold the shares and the impact of varying distribution fees. Over time, the fees will increase the cost of your investment and may cost you more than paying other types of sales charges


  . The different sales charges that apply to a share class--Class A's front-end sales charge vs. Class B's CDSC vs. Class C's low front-end sales charge and low CDSC



 -------------------------------------------------------------------------------
                                                                             23

How to Buy, Sell and
---------------------------------------------------------------------
Exchange Shares of the Fund
---------------------------------------------------------------------

  .  Whether you qualify for any reduction or waiver of sales charges



  . The fact that, if you are purchasing Class B shares in an amount of $100,000 or more, you should consult with your financial adviser to determine whether other share classes are more beneficial given your circumstances



  . The fact that Class B shares automatically convert to Class A shares approximately seven years after purchase



  .  Whether you qualify to purchase Class Z shares.
   See "How to Sell Your Shares" for a description of the impact of CDSCs.

Share Class Comparison. Use this chart to help you compare the Fund's different share classes. The discussion following this chart will tell you whether you are entitled to a reduction or waiver of any sales charges.


                            CLASS A          CLASS B         CLASS C           CLASS Z
Minimum purchase            $1,000           $1,000          $2,500            None
 amount/1/
Minimum amount for          $100             $100            $100              None
 subsequent purchases/1/
Maximum initial sales       5% of the public None            1% of the public  None
 charge                     offering price                   offering price/2/
Contingent Deferred Sales   1%/4/            If sold during: 1% on sales       None
 Charge (CDSC)/3/                            Year 1     5%   made within 18
                                             Year 2     4%   months of
                                             Year 3     3%   purchase/2/
                                             Year 4     2%
                                             Years 5/6  1%
                                             Year 7    0%
Annual distribution and     .30 of 1%;       1%              1%                None
 service (12b-1) fees shown (.25 of 1%
 as a percentage of         currently)
 average net assets/5/



1 The minimum investment requirements do not apply to certain retirement and employee savings plans and custodial accounts for minors. The minimum initial and subsequent investment for purchases made through the Automatic Investment Plan is $50. For more information, see "Additional Shareholder Services-- Automatic Investment Plan."

2 1.01% of the net amount invested.

3 For more information about the CDSC and how it is calculated, see "How to Sell Your Shares--Contingent Deferred Sales Charge (CDSC)."

4 Investors who purchase $1 milllion or more of Class A shares and sell shares within 12 months of purchase are subject to 1% CDSC. This change is waived for all such Class A shareholders other than those who purchase their shares through certain broker-dealers that are not affiliated with Prudential.


5 These distribution and service fees are paid from the Fund's assets on a continuous basis. The service fee for Class A, Class B and Class C shares is .25 of 1%. The distribution fee for Class A shares is limited to .30 of 1% (including the .25 of 1% service fee). Class B and Class C shares pay a distribution fee (in addition to the service fee) of .75 of 1%. For the fiscal year ending 7-31-03, the Distributor of the Fund has contractually agreed to reduce its distribution and service (12b-1) fees for Class A shares to .25 of 1% of the average daily net assets of the Class A shares.



---------------------------------------------------------------------

24  STRATEGIC PARTNERS HEDGED MARKET         [PHONE]  (800) 225-1852
    OPPORTUNITY FUND

How to Buy, Sell and
---------------------------------------------------------------------
Exchange Shares of the Fund
---------------------------------------------------------------------


REDUCING OR WAIVING CLASS A'S INITIAL SALES CHARGE
The following describes the different ways investors can reduce or avoid paying Class A's initial sales charge.

Increase the Amount of Your Investment. You can reduce Class A's sales charge by increasing the amount of your investment. This table shows how the sales charge decreases as the amount of your investment increases.


                      SALES CHARGE AS %  SALES CHARGE AS %      DEALER
AMOUNT OF PURCHASE    OF OFFERING PRICE OF AMOUNT INVESTED REALLOWANCE
Less than $25,000                 5.00%              5.26%       4.75%
$25,000 to $49,999                4.50%              4.71%       4.25%
$50,000 to $99,999                4.00%              4.17%       3.75%
$100,000 to $249,999              3.25%              3.36%       3.00%
$250,000 to $499,999              2.50%              2.56%       2.40%
$500,000 to $999,999              2.00%              2.04%       1.90%
$1 million and above*              None               None        None


* If you invest $1 million or more, you can buy only Class A shares, unless you qualify to buy Class Z shares. If you purchase $1 million or more of Class A shares, you will be subject to a 1% CDSC for shares redeemed within 12 months of purchase. This charge is waived for all such Class A shareholders other than those who purchase their shares through certain broker-dealers that are not affiliated with Prudential.


   To satisfy the purchase amounts above, you can:

  .  Invest with an eligible group of investors who are related to you


  . Buy Class A shares of two or more Strategic Partners mutual funds at the same time


  . Use your RIGHTS OF ACCUMULATION, which allow you to combine (1) the current value of Strategic Partners mutual fund shares that you already own, (2) the value of money market shares you have received for shares of those series in an exchange transaction, and (3) the value of the shares you are purchasing for purposes of determining the applicable sales charge (note: you must notify the Transfer Agent at the time of purchase if you qualify for Rights of Accumulation)


  . Sign a LETTER OF INTENT, stating in writing that you or an eligible group of related investors will purchase a certain amount of shares in the Fund and other Strategic Partners mutual funds within 13 months.


The Distributor may reallow Class A's sales charge to dealers.


 -------------------------------------------------------------------------------
                                                                             25

How to Buy, Sell and
---------------------------------------------------------------------
Exchange Shares of the Fund
---------------------------------------------------------------------


Benefit Plans. Benefit Plans can avoid Class A's initial sales charge if the Benefit Plan has existing assets of at least $1 million or 250 eligible employees or participants. For these purposes, a Benefit Plan is a pension, profit-sharing or other employee benefit plan qualified under Section 401 of the Internal Revenue Code, a deferred compensation or annuity plan under Sections 403(b) and 457 of the Internal Revenue Code, a rabbi trust, or a nonqualified deferred compensation plan.

Mutual Fund Programs. Waivers are also available to investors in certain programs sponsored by brokers, investment advisers and financial planners who have agreements with the Fund's Distributor relating to:
  . Mutual fund "wrap" or asset allocation programs where the sponsor places Fund trades and charges its clients a management, consulting or other fee for its services, or
  . Mutual fund "supermarket" programs where the sponsor links its clients' accounts to a master account in the sponsor's name and the sponsor charges a fee for its services.

   Broker-dealers, investment advisers or financial planners sponsoring these mutual fund programs may offer their clients more than one class of shares in the Fund in connection with different pricing options for their programs. Investors should consider carefully any separate transaction and other fees charged by these programs in connection with investing in each available share class before selecting a share class.


Other Types of Investors. Other investors pay no sales charge, including certain officers, employees or agents of the Manager and its affiliates, the investment advisers of the Strategic Partners mutual funds and registered representatives and employees of brokers that have entered into a dealer agreement with the Distributor. To qualify for a reduction or waiver of the sales charge, you must notify the Transfer Agent or your broker at the time of purchase. For more information, see the SAI, "Purchase, Redemption and Pricing of Fund Shares--Reduction and Waiver of Initial Sales Charge--Class A Shares."


WAIVING CLASS C'S INITIAL SALES CHARGE
Benefit Plans. Benefit Plans (as defined above) may purchase Class C shares without paying an initial sales charge.


---------------------------------------------------------------------

26  STRATEGIC PARTNERS HEDGED MARKET         [PHONE]  (800) 225-1852
    OPPORTUNITY FUND

How to Buy, Sell and
---------------------------------------------------------------------
Exchange Shares of the Fund
---------------------------------------------------------------------



Investment of Redemption Proceeds from Other Investment Companies. The initial sales charge will be waived for purchases of Class C shares if the purchase is made with money from the redemption of shares of any unaffiliated investment company. These purchases must be made within 60 days of the redemption. This waiver is not available to investors who purchase shares directly from the Transfer Agent. If you are entitled to the waiver, you must notify either the Transfer Agent or your broker, who may require any supporting documents they consider appropriate.



Other: Investors who purchase Class C shares through certain broker-dealers that are not affiliated with Prudential may purchase Class C shares without paying the initial sales charge.


QUALIFYING FOR CLASS Z SHARES
Class Z shares of the Fund can be purchased by any of the following:
  . Any Benefit Plan, as defined above, and certain nonqualified plans, provided the Benefit Plan--in combination with other plans sponsored by the same employer or group of related employers--has at least $50 million in defined contribution assets,

  . Current and former Trustees of the Strategic Partners mutual funds, including the Trust,


  . The Manager or an investment adviser or one of their respective affiliates, with an investment of $10 million or more, or


  .  Qualified state tuition programs (529 plans).

PAYMENT TO THIRD PARTIES
   In connection with the sale of shares, the Manager, the Distributor or one of their affiliates may pay brokers, financial advisers and other persons a commission of up to 4% of the purchase price for Class B shares, up to 2% of the purchase price for Class C shares and a finder's fee for Class A or Class Z shares from their own resources based on a percentage of the net asset value of shares sold or otherwise. The Distributor or one of its affiliates may make ongoing payments, from its own resources, to brokers, financial advisers and other persons for providing recordkeeping or otherwise facilitating the maintenance of shareholder accounts.


CLASS B SHARES CONVERT TO CLASS A SHARES AFTER APPROXIMATELY SEVEN YEARS
If you buy Class B shares and hold them for approximately seven years, we will automatically convert them into Class A shares without charge. At that


 -------------------------------------------------------------------------------
                                                                             27

How to Buy, Sell and
---------------------------------------------------------------------
Exchange Shares of the Fund
---------------------------------------------------------------------

time, we will also convert any Class B shares that you purchased with reinvested dividends and other distributions. Since the 12b-1 fees for Class A shares are lower than for Class B shares, converting to Class A shares lowers your Fund expenses.
   When we do the conversion, you will get fewer Class A shares than the number of converted Class B shares if the price of the Class A shares is higher than the price of Class B shares. The total dollar value will be the same, so you will not have lost any money by getting fewer Class A shares. We do the conJJversions quarterly, not on the anniversary date of your purchase. For more information, see the SAI, "Purchase, Redemption and Pricing of Fund Shares--Conversion Feature--Class B Shares."

STEP 3: UNDERSTANDING THE PRICE YOU'LL PAY
The price you pay for each share of the Fund is based on the share value. The share value of a mutual fund--known as the NET ASSET VALUE or NAV--is determined by a simple calculation: it's the total value of the Fund (assets minus liabilities) divided by the total number of shares outstanding. For example, if the value of the investments held by Fund XYZ (minus its liabilities) is $1,000 and there are 100 shares of Fund XYZ owned by shareholders, the price of one share of the fund--or the NAV--is $10

-------------------------        ($1,000 divided by 100).
MUTUAL FUND SHARES                  The Fund's portfolio securities are
THE NAV OF MUTUAL FUND SHARES    valued based upon market quotations or,
CHANGES EVERY DAY BECAUSE THE    if not readily available, at fair value as
VALUE OF A FUND'S PORTFOLIO      determined in good faith under
CHANGES CONSTANTLY. FOR          procedures established by the Board. The
EXAMPLE, IF FUND XYZ HOLDS       Fund also may use fair value pricing if it
UTOPIA GOVERNMENT BONDS IN ITS   determines that the market quotation is
PORTFOLIO AND THE PRICE OF       not reliable based, among other things,
UTOPIA GOVERNMENT BONDS GOES     on events that occur after the quotation
UP WHILE THE VALUE OF THE FUND'S is derived or after the close of the primary
OTHER HOLDINGS REMAINS THE       market on which the security is traded,
SAME AND EXPENSES DON'T          but before the time that the Fund's NAV
CHANGE, THE NAV OF FUND XYZ      is determined. This use of fair value
WILL INCREASE.                   pricing most commonly
-------------------------


occurs with securities that are primarily traded outside the U.S., but also may occur with U.S.-traded securities. The fair value of a portfolio security that the Fund uses to determine its NAV may differ from the security's quoted or



---------------------------------------------------------------------

28  STRATEGIC PARTNERS HEDGED MARKET         [PHONE]  (800) 225-1852
    OPPORTUNITY FUND

How to Buy, Sell and
---------------------------------------------------------------------
Exchange Shares of the Fund
---------------------------------------------------------------------


published price. For purposes of computing the Fund's NAV, we will value the Fund's futures contracts 15 minutes after the close of trading on the New York Stock Exchange (NYSE). Except when we fair value securities or as noted below, we normally value each foreign security held by a Fund as of the close of the security's primary market.




   We determine the Fund's NAV once each business day at the close of regular trading on the NYSE, usually 4:00 p.m. New York time. The NYSE is closed on most national holidays and Good Friday. We do not price, and you will not be able to purchase or redeem, a Fund's shares on days when the NYSE is closed but the primary markets for the Fund's foreign securities are open, even though the value of these securities may have changed. Conversely, a Fund will ordinarily price its shares, and you may purchase and redeem shares, on days that the NYSE is open but foreign securities markets are closed. We may not determine the Fund's NAV on days when we have not received any orders to purchase, sell or exchange Fund shares, or when changes in the value of the Fund's portfolio do not materially affect its NAV.


   Most national newspapers report the NAVs of larger mutual funds, allowing investors to check the price of those funds daily.


What Price Will You Pay for Shares of the Fund?
For Class A and Class C shares, you'll pay the public offering price, which is the NAV next determined after we receive your order to purchase, plus an initial sales charge (unless you're entitled to a waiver). For Class B and Class Z shares, you will pay the NAV next determined after we receive your order to purchase (remember, there are no up-front sales charges for these share classes). Your broker may charge you a separate or additional fee for purchases of shares.

   Unless regular trading on the NYSE closes before 4:00 p.m., your order to purchase must be received by 4:00 p.m. New York time in order to receive that day's NAV. In the event that regular trading on the NYSE closes before 4:00 p.m., you will receive the following day's NAV if your order to purchase is received after the close of regular trading on the NYSE.


STEP 4: ADDITIONAL SHAREHOLDER SERVICES
As a Fund shareholder, you can take advantage of the following services and privileges:

Automatic Reinvestment. As we explained in the "Fund Distributions and Tax Issues" section, the Fund pays out--or distributes--its net investment


 -------------------------------------------------------------------------------
                                                                             29

How to Buy, Sell and
---------------------------------------------------------------------
Exchange Shares of the Fund
---------------------------------------------------------------------

income and capital gains to all shareholders. For your convenience, we will automatically reinvest your distributions in the Fund at NAV without any sales charge. If you want your distributions paid in cash, you can indicate this preference on your application, notify your broker or notify the Transfer Agent in writing (at the address below) at least five business days before the date we determine who receives dividends.

PRUDENTIAL MUTUAL FUND SERVICES LLC
ATTN: ACCOUNT MAINTENANCE
P.O. BOX 8159
PHILADELPHIA, PA 19101

Automatic Investment Plan. You can make regular purchases of the Fund for as little as $50 by having the funds automatically withdrawn from your bank or brokerage account at specified intervals.


Systematic Withdrawal Plan. A Systematic Withdrawal Plan is available that will provide you with monthly, quarterly, semi-annual or annual redemption checks. Remember, the sale of Class A (in certain cases), Class B and Class C shares may be subject to a CDSC. The Systematic Withdrawal Plan is not available to participants in certain retirement plans. Please contact PMFS at (800) 225-1852 for more details.



Reports to Shareholders. Every year we will send you an annual report (along with an updated prospectus) and a semi-annual report, which contain important financial information about the Fund. To reduce Fund expenses, we may send one annual shareholder report, one semi-annual shareholder report and one annual prospectus per household, unless you instruct us or your broker otherwise.


HOW TO SELL YOUR SHARES
You can sell your shares of the Fund for cash (in the form of a check) at any time, subject to certain restrictions.

   When you sell shares of the Fund--also known as redeeming your shares--the price you will receive will be the NAV next determined after the Transfer Agent, the Distributor or your broker receives your order to sell. If your broker holds your shares, your broker must receive your order to sell by 4:00 p.m. New York time to process the sale on that day. In the event that



---------------------------------------------------------------------

30  STRATEGIC PARTNERS HEDGED MARKET         [PHONE]  (800) 225-1852
    OPPORTUNITY FUND

How to Buy, Sell and
---------------------------------------------------------------------
Exchange Shares of the Fund
---------------------------------------------------------------------


regular trading on the NYSE closes before 4:00 p.m. New York time, you will receive the following day's NAV if your order to sell is received after the close of regular trading on the NYSE. Otherwise contact:


PRUDENTIAL MUTUAL FUND SERVICES LLC
ATTN: REDEMPTION SERVICES
P.O. BOX 8149
PHILADELPHIA, PA 19101

   Generally, we will pay you for the shares that you sell within seven days after the Transfer Agent, the Distributor or your broker receives your sell order. If you hold shares through a broker, payment will be credited to your account. If you are selling shares you recently purchased with a check, we may delay sending you the proceeds until your check clears, which can take up to 10 days from the purchase date. You can avoid delay if you purchase shares by wire, certified check or cashier's check. Your broker may charge you a separate or additional fee for sales of shares.

RESTRICTIONS ON SALES

There are certain times when you may not be able to sell shares of the Fund, or when we may delay paying you the proceeds from a sale. To the extent permitted by the Commission, this may happen only during unusual market conditions or emergencies when the Fund can't determine the value of its assets or sell its holdings. For more information, see the SAI, "Purchase, Redemption and Pricing of Fund Shares--Sale of Shares."


   If you hold your shares directly with the Transfer Agent, you will need to have the signature on your sell order signature guaranteed by an "eligible financial institution" if:
  . You are selling more than $100,000 of shares, . You want the redemption proceeds made payable to someone that is not in our records, or
  . You want the redemption proceeds sent to some place that is not in our records, or
  .  You are a business or a trust.


   An "eligible guarantor institution" includes any bank, broker-dealer, savings association or credit union. For more information, see the SAI,


 -------------------------------------------------------------------------------
                                                                             31

How to Buy, Sell and
---------------------------------------------------------------------
Exchange Shares of the Fund
---------------------------------------------------------------------

"Purchase, Redemption and Pricing of Fund Shares--Sale of Shares--Signature Guarantee."

CONTINGENT DEFERRED SALES CHARGE (CDSC)

If you sell Class B shares within six years of purchase or Class C shares within 18 months of purchase, you will have to pay a CDSC. In addition, if you purchase $1 million or more of Class A shares through certain broker-dealers that are not affiliated with Prudential, you are subject to a 1% CDSC for shares redeemed within 12 months of purchase. To keep the CDSC as low as possible, we will sell amounts representing shares in the following order:


  . Amounts representing shares you purchased with reinvested dividends and distributions,


  . Amounts representing the increase in NAV above the total amount of payments for shares made during the past 12 months for Class A shares (in certain cases), six years for Class B shares and 18 months for Class C shares, and


  . Amounts representing the cost of shares held beyond the CDSC period (12 months for Class A Shares (in certain cases), six years for Class B shares and 18 months for Class C shares).


   Since shares that fall into any of the categories listed above are not subject to the CDSC, selling them first helps you to avoid--or at least minimize--the CDSC.
   Having sold the exempt shares first, if there are any remaining shares that are subject to the CDSC, we will apply the CDSC to amounts representing the cost of shares held for the longest period of time within the applicable CDSC period.

   As we noted before in the "Share Class Comparison" chart, the CDSC for Class B shares is 5% in the first year, 4% in the second, 3% in the third, 2% in the fourth and 1% in the fifth and sixth years. The rate decreases on the first day of the month following the anniversary date of your purchase, not on the anniversary date itself. The CDSC is 1% for Class C shares-- which is applied to shares sold within 18 months of purchase. Class A shares are subject to a CDSC, in certain cases, as previously noted, of 1% that is applied to Class A shares sold within 12 months of purchase. The Class A CDSC is waived for all such investors other than those who purchase their shares from certain broker-dealers that are not affiliated with Prudential. For Class A, Class B and Class C shares, the CDSC is calculated based on the



--------------------------------------------------------------------------------

32  STRATEGIC PARTNERS HEDGED MARKET OPPORTUNITY FUND    [PHONE]  (800) 225-1852

How to Buy, Sell and
---------------------------------------------------------------------
Exchange Shares of the Fund
---------------------------------------------------------------------

lesser of the original purchase price or the redemption proceeds. For purposes of determining how long you've held your shares, all purchases during the month are grouped together and considered to have been made on the last day of the month.
   The holding period for purposes of determining the applicable CDSC will be calculated from the first day of the month after initial purchase, excluding any time shares were held in a money market fund.


WAIVER OF THE CDSC -- CLASS B SHARES

The CDSC will be waived if the Class B shares are sold:
  . After a shareholder is deceased or disabled (or, in the case of a trust account, the death or disability of the grantor). This waiver applies to individual shareholders, as well as shares held in joint tenancy, provided the shares were purchased before the death or disability,
  . To provide for certain distributions--made without IRS penalty--from a tax-deferred retirement plan, IRA or Section 403(b) custodial account, and
  .  On certain sales effected through a Systematic Withdrawal Plan.

   For more information on the above and other waivers, see the SAI, "Purchase, Redemption and Pricing of Fund Shares--Waiver of Contingent Deferred Sales Charge--Class B Shares."


WAIVER OF THE CDSC -- CLASS C SHARES

Benefit Plans. The CDSC will be waived on redemptions from Benefit Plans holding shares through a broker for which the broker provides administrative or recordkeeping services.

REDEMPTION IN KIND
If the sales of Fund shares you make during any 90-day period reach the lesser of $250,000 or 1% of the value of the Fund's net assets, we can then give you securities from the Fund's portfolio instead of cash. If you want to sell the securities for cash, you would have to pay the costs charged by a broker.

SMALL ACCOUNTS

If you make a sale that reduces your account value to less than $500, we may sell the rest of your shares (without charging any CDSC) and close your account. We would do this to minimize the Fund's expenses paid by other shareholders. We will give you 60 days' notice, during which time you can



 -------------------------------------------------------------------------------
                                                                             33

How to Buy, Sell and
---------------------------------------------------------------------
Exchange Shares of the Fund
---------------------------------------------------------------------

purchase additional shares to avoid this action. This involuntary sale does not apply to shareholders who own their shares as part of a 401(k) plan, an IRA or some other qualified or tax-deferred plan or account.

90-DAY REPURCHASE PRIVILEGE
After you redeem your shares, you have a 90-day period during which you may reinvest any of the redemption proceeds in shares of the Fund and account without paying an initial sales charge. Also, if you paid a CDSC when you redeemed your shares, we will credit your new account with the appropriate number of shares to reflect the amount of the CDSC you paid. In order to take advantage of this one-time privilege, you must notify the Transfer Agent or your broker at the time of the repurchase. See the SAI, "Purchase, Redemption and Pricing of Fund Shares--Sale of Shares."

RETIREMENT PLANS

To sell shares and receive a distribution from a retirement plan or account, call your broker or the Transfer Agent for a distribution request form. There are special distribution and income tax withholding requirements for distributions from retirement plans and accounts and you must submit a withholding form with your request to avoid delay. If your retirement plan account is held for you by your employer or plan trustee, you must arrange for the distribution request to be signed and sent by the plan administrator or trustee. For additional information, see the SAI.


HOW TO EXCHANGE YOUR SHARES

You can exchange your shares of the Fund for shares of the same class in any other series of the Trust or any other Strategic Partners mutual fund, as well as shares of Special Money Market Fund, Inc. (Special Money Fund), if you satisfy the minimum investment requirements. For example, you can exchange Class A shares of the Fund for Class A shares of another Strategic Partners mutual fund, but you can't exchange Class A shares for Class B, Class C or Class Z shares. Shares of the Fund also may be exchanged into Strategic Partners shares of Special Money Fund. After an exchange, at redemption, the CDSC will be calculated from the first day of the month after initial purchase, excluding any time shares were held in a money market fund. We may change the terms of any exchange privilege after giving you 60 days' notice.



--------------------------------------------------------------------------------

34  STRATEGIC PARTNERS HEDGED MARKET OPPORTUNITY FUND    [PHONE]  (800) 225-1852

How to Buy, Sell and
---------------------------------------------------------------------
Exchange Shares of the Fund
---------------------------------------------------------------------



   If you hold shares through a broker, you must exchange shares through your broker. Otherwise contact:

PRUDENTIAL MUTUAL FUND SERVICES LLC
ATTN: EXCHANGE PROCESSING
P.O. BOX 8157
PHILADELPHIA, PA 19101

   There is no sales charge for exchanges. However, if you exchange--and then sell--Class B shares within approximately six years of your original purchase or Class C shares within 18 months of your original purchase, you must still pay the applicable CDSC. If you have exchanged Class B or Class C shares into a money market fund, the time you hold the shares in the money market fund will not be counted in calculating the required holding periods for CDSC liability.
   Remember, as we explained in the section entitled "Fund Distributions and Tax Issues--If You Sell or Exchange Your Shares," exchanging shares is considered a sale for tax purposes. Therefore, if the shares you exchange are worth more than the amount that you paid for them, you may have to pay capital gains tax. For additional information about exchanging shares, see the SAI, "Shareholder Investment Account--Exchange Privilege."

FREQUENT TRADING

Frequent trading of Fund shares in response to short-term fluctuations in the market--also known as "market timing"--may make it very difficult for the Fund to manage its investments. When market timing occurs, the Fund may have to sell portfolio securities to have the cash necessary to redeem the market timer's shares. This can happen at a time when it is not advantageous to sell any securities, so the Fund's performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because we cannot predict how much cash the Fund will have to invest. When, in our opinion, such activity would have a disruptive effect on portfolio management, the Trust reserves the right to refuse purchase orders and exchanges into the Fund by any person, group or commonly controlled account. The decision may be based upon dollar amount, volume or frequency of trading. The Trust will notify a market timer of rejection of an exchange or purchase order. If the Trust allows a market timer to trade Fund shares, it may require the market



 -------------------------------------------------------------------------------
                                                                             35

How to Buy, Sell and
---------------------------------------------------------------------
Exchange Shares of the Fund
---------------------------------------------------------------------

timer to enter into a written agreement to follow certain procedures and limitations.

TELEPHONE REDEMPTIONS OR EXCHANGES

You may redeem or exchange your shares in any amount by calling the Fund at
(800) 225-1852 before 4:00 p.m. New York time to receive a redemption or exchange amount based on that day's NAV. In the event that regular trading on the NYSE closes before 4:00 p.m. New York time, you will receive the following day's NAV if your order to sell or exchange is received after the close of regular trading on the NYSE.

   The Fund's Transfer Agent will record your telephone instructions and request specific account information before redeeming or exchanging shares. The Fund will not be liable if it follows instructions that it reasonably believes are made by the shareholder. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.
   In the event of drastic economic or market changes, you may have difficulty in redeeming or exchanging your shares by telephone. If this occurs, you should consider redeeming or exchanging your shares by mail or through your broker.

   The telephone redemption and exchange procedure may be modified or terminated at any time. If this occurs, you will receive a written notice from the Fund.



EXPEDITED REDEMPTION PRIVILEGE


If you have selected the Expedited Redemption Privilege, you may have your redemption proceeds sent directly to your bank account. Expedited redemption requests may be made by telephone or letter, must be received by the Fund prior to 4:00 p.m. New York time to receive a redemption amount based on that day's NAV and are subject to the terms and conditions regarding the redemption of shares. In the event that regular trading on the NYSE closes before 4:00 p.m., you will receive the following day's NAV if your order to sell is received after the close of regular trading on the NYSE. For more information, see "Purchase, Redemption and Pricing of Fund Shares--Expedited Redemption Privilege" in the SAI. The Expedited Redemption Privilege may be modified or terminated at any time without notice.



---------------------------------------------------------------------

36  STRATEGIC PARTNERS HEDGED MARKET         [PHONE]  (800) 225-1852
    OPPORTUNITY FUND

---------------------------------------------------------------------

Appendix

---------------------------------------------------------------------

                        DESCRIPTION OF SECURITY RATINGS

MOODY'S INVESTORS SERVICE
BOND RATINGS
   AAA: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
   AA: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or the fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than the Aaa securities.
   A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.
   BAA: Bonds which are rated Baa are to be considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

SHORT-TERM DEBT RATINGS
Moody's short-term debt ratings are opinions of the ability of issuers to honor senior financial obligations and contracts. These obligations have an original maturity not exceeding one year, unless explicitly noted.
   PRIME-1: Issuers rated Prime-1 or P-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:
  .  Leading market positions in well-established industries.
  .  High rates of return on funds employed.


 -------------------------------------------------------------------------------
                                                                             37

---------------------------------------------------------------------

Appendix

---------------------------------------------------------------------

  . Conservative capitalization structure with moderate reliance on debt and ample asset protection.
  . Broad margins in earnings coverage of fixed financial charges and high internal cash generation.
  . Well-established access to a range of financial markets and assured sources of alternative liquidity.
   PRIME-2: Issuers rated Prime-2 or P-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This normally will be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.
   PRIME-3: Issuers rated Prime-3 or P-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term debt obligations.

STANDARD & POOR'S RATINGS GROUP
DEBT RATINGS
   AAA: An obligation rated AAA has the highest rating assigned by S&P. The obligor's capacity to pay interest and repay principal is extremely strong.
   AA: An obligation rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated obligations only in small degree.
   A: An obligation rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories.
   BBB: Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

COMMERCIAL PAPER RATINGS
An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market.
   A-1: This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.


---------------------------------------------------------------------

38  STRATEGIC PARTNERS HEDGED MARKET         [PHONE]  (800) 225-1852
    OPPORTUNITY FUND

---------------------------------------------------------------------

Appendix

---------------------------------------------------------------------

   A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.
   A-3: Issues with the A-3 designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

DUFF & PHELPS CREDIT RATING CO.
LONG-TERM DEBT AND PREFERRED STOCK RATINGS
   AAA: Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.
   AA: High credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.
   A: Protection factors are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

SHORT-TERM DEBT RATINGS
   DUFF 1+: Highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.
   DUFF 1: Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.
   DUFF 1-: High certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.
   DUFF 2: Good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.


 -------------------------------------------------------------------------------
                                                                             39

---------------------------------------------------------------------
---------------------------------------------------------------------

                                     Notes


---------------------------------------------------------------------

40  STRATEGIC PARTNERS HEDGED MARKET         [PHONE]  (800) 225-1852
    OPPORTUNITY FUND

---------------------------------------------------------------------
---------------------------------------------------------------------


                                     Notes


 -------------------------------------------------------------------------------
                                                                             41

The Strategic Partners
---------------------------------------------------------------------
Mutual Fund Family
---------------------------------------------------------------------




Strategic Partners offers a variety of mutual funds designed to meet your individual needs. For information about these funds, contact your financial adviser or call us at (800) 225-1852. Please read the applicable prospectus carefully before you invest or send money.

STRATEGIC PARTNERS ASSET ALLOCATION FUNDS
Strategic Partners Conservative Growth Fund
Strategic Partners Moderate Growth Fund
Strategic Partners High Growth Fund
STRATEGIC PARTNERS OPPORTUNITY FUNDS
Strategic Partners Focused Growth Fund
Strategic Partners New Era Growth Fund
Strategic Partners Focused Value Fund

Strategic Partners Mid-Cap Value Fund


Strategic Partners Hedged Market Opportunity Fund (currently in subscription, public offering is expected to begin on October 14, 2002)

STRATEGIC PARTNERS STYLE SPECIFIC FUNDS
Strategic Partners Large Capitalization Growth Fund
Strategic Partners Large Capitalization Value Fund
Strategic Partners Small Capitalization Growth Fund
Strategic Partners Small Capitalization Value Fund
Strategic Partners International Equity Fund
Strategic Partners Total Return Bond Fund


--  STRATEGIC PARTNERS HEDGED MARKET         [PHONE]  (800) 225-1852
42  OPPORTUNITY FUND

      FOR MORE INFORMATION

Please read this prospectus before you invest in the Fund and keep it for future reference. For information or shareholder questions contact:

PRUDENTIAL MUTUAL FUND SERVICES LLC
P.O. BOX 8098
PHILADELPHIA, PA 19101
(800) 225-1852
(732) 482-7555 (Calling from outside the U.S.)


Outside Brokers should contact:


Prudential Investment Management Services LLC


P.O. Box 8310


Philadelphia, PA 19101


(800) 778-8769



Visit our website at:


WWW.STRATEGICPARTNERS.COM


Additional information about the Fund can be obtained without charge and can be found in the following documents:
STATEMENT OF ADDITIONAL INFORMATION (SAI) (incorporated by reference into this prospectus)
ANNUAL REPORT (contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the last fiscal year)
SEMI-ANNUAL REPORT


                                                CUSIP
Fund Symbols                                    -----
Class A
Class B
Class C
Class Z

MF168A

You can also obtain copies of Fund documents from the Securities and Exchange Commission as follows:
BY MAIL
Securities and Exchange Commission
Public Reference Section
Washington, DC 20549-0102

BY ELECTRONIC REQUEST
publicinfo@sec.gov (The SEC charges a fee to copy documents.)

IN PERSON
Public Reference Room in
Washington, DC (For hours of operation, call 1-202-942-8090)

VIA THE INTERNET
on the EDGAR Database at
http://www.sec.gov


Investment Company Act File No. 811-09805

               STRATEGIC PARTNERS HEDGED MARKET OPPORTUNITY FUND


                      Statement of Additional Information

                             dated August 2, 2002



   Strategic Partners Hedged Market Opportunity Fund (the Fund) is a nondiversified series of Strategic Partners Opportunity Funds (formerly Strategic Partners Series), an open-end, management investment company (the Trust). The investment objective of the Fund is long-term growth of capital. It seeks to achieve this objective by normally investing 25%, and may invest up to 50%, of its total assets in a portfolio of U.S. long-term equity index call options and other derivatives to seek upside equity market participation and long term capital appreciation and 75%, but no less than 50%, of its total assets in U.S. government and corporate bonds to seek downside market protection. There can be no assurance that the Fund's investment objective will be achieved. See "Description of the Fund, Its Investments and Risks."


   The Trust's address is Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102-4077, and its telephone number is (800) 225-1852.


   This statement of additional information (SAI) is not a prospectus and should be read in conjunction with the prospectus of the Fund dated August 2, 2002, a copy of which may be obtained from the Trust upon request.


                               TABLE OF CONTENTS


                                                                    Page
                                                                    ----
       Fund History................................................ B-2
       Description of the Fund, Its Investments and Risks.......... B-2
       Investment Restrictions..................................... B-14
       Management of the Trust..................................... B-15
       Control Persons and Principal Holders of Securities......... B-21
       Investment Advisory and Other Services...................... B-21
       Brokerage Allocation and Other Practices.................... B-25
       Capital Shares, Other Securities and Organization........... B-26
       Purchase, Redemption and Pricing of Fund Shares............. B-27
       Shareholder Investment Account.............................. B-35
       Net Asset Value............................................. B-38
       Taxes, Dividends and Distributions.......................... B-40
       Performance Information..................................... B-42
       Appendix I--General Investment Information.................. I-1
       Appendix II--Historical Performance Data.................... II-1


--------------------------------------------------------------------------------
             MFSP502B                                     FD02192
                                        3712

                                 FUND HISTORY


   The Trust was established as a Delaware business trust on January 28, 2000 under the name "Strategic Partners Series." On September 4, 2001, the Trust amended its Certificate of Trust, changing its name to "Strategic Partners Opportunity Funds." The Trust also offers shares of four other series, the Strategic Partners Focused Growth, New Era Growth, Focused Value and Mid-Cap Value Funds.


              DESCRIPTION OF THE FUND, ITS INVESTMENTS AND RISKS

Classification


   The Trust is an open-end, management investment company. The Fund is a nondiversified series of the Trust.


   Investment Strategies and Risks. The investment objective of the Fund and the principal investment policies and strategies for seeking to achieve the Fund's objective are set forth in the Fund's prospectus. This section provides additional information on the Fund's principal investment policies and strategies, as well as information on certain non-principal investment policies and strategies. The Fund may not be successful in achieving its objective and you could lose money.



U.S. Government Securities

   U.S. Treasury Securities. U.S. Treasury securities include bills, notes, bonds and other debt securities issued by the U.S. Treasury. These instruments are direct obligations of the U.S. government and, as such, are backed by the "full faith and credit" of the United States. They differ primarily in their interest rates, the lengths of their maturities and the dates of their issuances.


   Securities Issued or Guaranteed by U.S. Government Agencies and Instrumentalities. Securities issued by agencies of the U.S. government or instrumentalities of the U.S. government include those that are guaranteed by federal agencies or instrumentalities, and may or may not be backed by the full faith and credit of the United States. Obligations of the Government National Mortgage Association (GNMA), the Farmers Home Administration and the Small Business Administration are backed by the full faith and credit of the United States. In the case of securities not backed by the full faith and credit of the United States, the Fund must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States if the agency or instrumentality does not meet its commitments. Securities in which the Fund may invest that are not backed by the full faith and credit of the United States include obligations such as those issued by the Federal Home Loan Bank, the Federal Home Loan Mortgage Corporation (FHLMC), the Federal National Mortgage Association, the Student Loan Marketing Association, Resolution Funding Corporation and the Tennessee Valley Authority, each of which has the right to borrow from the U.S. Treasury to meet its obligations, and obligations of the Farm Credit System, the obligations of which may be satisfied only by the individual credit of the issuing agency. FHLMC investments may include collateralized mortgage obligations.


   Obligations issued or guaranteed as to principal and interest by the U.S. government may take the form of custodial receipts that evidence ownership of future interest payments, principal payments or both on certain U.S. Treasury notes or bonds. Such notes and bonds are held in custody by a bank on behalf of the owners. These custodial receipts are commonly referred to as Treasury strips.

   The values of U.S. government securities (like those of other fixed-income securities generally) will change as interest rates fluctuate. During periods of falling U.S. interest rates, the values of U.S. government securities generally rise and, conversely, during periods of rising interest rates, the values of such securities generally decline. The magnitude of these fluctuations will generally be greater for securities with longer-term maturities.




Derivatives



   The Fund will use derivatives to gain equity market exposure, and may, in addition, use derivatives for return enhancement, risk management or cash management purposes. The derivatives currently include the use of options on securities, options on stock indexes, futures contracts and swaps. The Fund's ability to use these strategies may be limited by various factors, such as market conditions, regulatory limits and tax considerations and there can be no assurance that any of these strategies will succeed. The Fund, and thus its investors, may lose money through any unsuccessful use of these strategies. If new financial products and risk management techniques are developed, the Fund may use them to the extent consistent with its investment objective and policies.

   Options. The Fund may purchase and write (that is, sell) put and call options on equity indexes that are traded on U.S. exchanges or in the over-the-counter (OTC) market to try to gain equity market participation, to enhance return, for risk management purposes or for cash management purposes. The Fund's principal investment strategy includes purchasing long-term call options on U.S. equity indexes, such as the Standard and Poor's 500 Equity Composite Price Index (S&P 500). The Fund may also purchase or write put and call options, which, along with cash and futures, are intended to generate a similar payoff structure as the long-term S&P 500 call options at less expense. The Fund also may purchase put and call options to offset previously written put and call options of the same series.


   A call option gives the purchaser, in exchange for a premium paid, the right, for a specified period of time, to purchase the position subject to the option at a specified price (the exercise price or strike price). The writer of a call option, in return for the premium, has the obligation, upon exercise of the option, to deliver a specified amount of cash to the purchaser upon receipt of the exercise price. When the Fund writes a call option, the Fund gives up the potential for gain on the underlying position in excess of the exercise price of the option during the period that the option is open. A put option gives the purchaser, in return for a premium, the right, for a specified period of time, to sell the position subject to the option to the writer of the put at the specified exercise price. The writer of the put option, in return for the premium, has the obligation, upon exercise of the option, to acquire the position at the exercise price. The Fund might, therefore, be obligated to purchase the underlying position for more than its current market price.


   The Fund will write only "covered" options. A written option is covered if, as long as the Fund is obligated under the option, it (1) owns an offsetting position in the underlying securities that comprise the index or (2) segregates cash or other liquid assets in an amount equal to or greater than its obligation under the option. Under the first circumstance, the Fund's losses are limited because it owns the underlying position; under the second circumstance, which will be the Fund's practice, the Fund's losses, are potentially unlimited. There is no limitation on the amount of call options the Fund may write.





   An option on a securities index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the securities index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. The cash payment is equal to the difference between the closing price of the index and the exercise price of the call times a specified multiple (the "multiplier") which determines the total dollar value for each point of difference. When the Fund buys a put on a securities index, it pays a premium and has the right during the put period to require a seller of a corresponding put, upon the Fund's exercise of its put, to deliver to the Fund an amount of cash to settle the put if the closing level of the securities index upon which the put is based is less than the exercise price of the put. The cash payment is determined by the multiplier, in the same manner as described above as to calls.



   OTC Options. Exchange-traded options are issued by a clearing organization affiliated with the exchange on which the option is listed which, in effect, gives its guarantee to every exchange-traded option transaction. In contrast, OTC options are contracts between the Fund and its counterparty with no clearing organization guarantee. Thus, when the Fund purchases an OTC option, it relies on the dealer from which it has purchased the OTC option to make or take delivery of the securities underlying the option. Failure by the dealer to do so would result in the loss of the premium paid by the Fund as well as the loss of the expected benefit of the transaction.



   When the Fund writes an OTC option, it generally will be able to close out the OTC option prior to its expiration only by entering into a closing purchase transaction with the dealer to which the Fund originally wrote the OTC option. While the Fund will enter into OTC options only with dealers which agree to, and which are expected to be capable of, entering into closing transactions with the Fund, there can be no assurance that the Fund will be able to liquidate an OTC option at a favorable price at any time prior to expiration. Until the Fund is able to effect a closing purchase transaction in a covered OTC call option the Fund has written, it will not be able to liquidate securities used as cover until the option expires or is exercised or different cover is substituted. In the event of insolvency of the counterparty, the Fund may be unable to liquidate an OTC option. See "Illiquid Securities" below.



   The staff of the Securities and Exchange Commission (the Commission) has taken the position that purchased OTC options and the assets used as "cover" for written OTC options are illiquid securities unless the Fund and the counterparty have provided for the Fund, at the Fund's election, to unwind the OTC option. The exercise of such an option may involve the payment by the Fund of an amount designated to effect the counterparty's economic loss from an early termination, but does allow the Fund to treat the assets used as "cover" as "liquid." However, with respect to U.S. government securities, a Fund may treat the securities it uses as "cover" for written OTC options on U.S. government securities as liquid provided it follows a specified procedure. A Fund may sell such OTC options only to qualified dealers who agree that a Fund may repurchase any options it writes for a maximum price to be calculated by a predetermined formula. In such cases, OTC options would be considered liquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

Risks of Transactions in Options



   Because exercises of index options are settled in cash, a call writer cannot determine the amount of its settlement obligations in advance and, unlike call writing on specific securities, cannot provide in advance for, or cover, its potential settlement obligations by acquiring and holding the underlying securities. In addition, unless the Fund has other liquid assets that are sufficient to satisfy the exercise of a call, the Fund would be required to liquidate portfolio securities or borrow in order to satisfy the exercise. Because the value of an index option depends upon movements in the level of the index rather than the price of a single security, whether the Fund will realize a gain or loss on the purchase or sale of an option on an index depends upon movements in the level of securities prices in the market generally or in an industry or market segment rather than movements in the price of a particular security.





   An option position may be closed out only on an exchange, board of trade or other trading facility that provides a secondary market for an option of the same series. Although the Fund will generally purchase or write only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time, and for some options no secondary market on an exchange or otherwise may exist. In such event it might not be possible to effect closing transactions in particular options, with the result that the Fund would have to exercise its options in order to realize any profit and would incur brokerage commissions upon the exercise of call options and upon the subsequent disposition of underlying securities acquired through the exercise of call options or upon the purchase of underlying securities for the exercise of put options. If the Fund as a covered call option writer is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise.


   Reasons for the absence of a liquid secondary market on an exchange include the following: (1) there may be insufficient trading interest in certain options; (2) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (3) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities; (4) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (5) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or (6) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in the class or series of options) would cease to exist, although outstanding options on that exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms. There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain of the facilities of any of the clearing corporations inadequate, and thereby result in the institution by an exchange of special procedures that may interfere with the timely execution of customers' orders. The Fund intends to purchase and sell only those options that are cleared by clearinghouses whose facilities are considered to be adequate to handle the volume of options transactions.




   Index prices may be distorted if trading of certain securities included in the index is interrupted. Trading in the index options also may be interrupted in certain circumstances, such as if trading were halted in a substantial number of securities included in the index. If this occurred, the Fund would not be able to close out options that it had purchased or written and, if restrictions on exercise were imposed, may be unable to exercise an option it holds, which could result in substantial losses to the Fund. It is the Fund's policy to purchase or write options only on indexes that include a number of securities sufficient to minimize the likelihood of a trading halt in the index.



   The ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop in all index option contracts. The Fund will not purchase or sell any index option contract unless and until, in the Adviser's opinion, the market for such options has developed sufficiently that the risk in connection with such transactions is not substantially greater than the risk in connection with options on securities in the index.



   Special Risks of Writing Calls on Indexes. Because exercises of index options are settled in cash, a call writer such as the Fund cannot determine the amount of its settlement obligations in advance and, unlike call writing on specific securities, cannot provide in advance for, or cover, its potential settlement obligations by acquiring and holding the underlying securities. However, the Fund will write call options on indexes only under the circumstances described below under "Limitations on the Purchase and Sale of Options on Stock Indexes and Futures Contracts."




   Unless the Fund has other liquid assets that are sufficient to satisfy the exercise of a call, the Fund would be required to liquidate portfolio securities in order to satisfy the exercise. Because an exercise must be settled within hours after receiving the notice of exercise, if the Fund fails to anticipate an exercise, it may have to borrow from a bank (in amounts not exceeding 33 1/3% of the Fund's total assets) pending settlement of the sale of securities in its portfolio and would incur interest charges thereon.

   When the Fund has written a call, there is also a risk that the market may decline between the time the Fund has a call exercised against it, at a price that is fixed as of the closing level of the index on the date of exercise, and the time the Fund is able to sell securities in its portfolio. The Fund will not learn that an index option has been exercised until the day following the exercise date and the Fund may have to sell part of its investment portfolio in order to make settlement in cash, and the price of such investments might decline before they can be sold. This timing risk makes certain strategies involving more than one option substantially more risky with index options than with stock options. For example, even if an index call that the Fund has written is "covered" by an index call held by the Fund with the same strike price, the Fund will bear the risk that the level of the index may decline between the close of trading on the date the exercise notice is filed with the clearing corporation and the close of trading on the date the Fund exercises the call it holds or the time the Fund sells the call that, in either case, would occur no earlier than the day following the day the exercise notice was filed.


   If the Fund holds an index option and exercises it before final determination of the closing index value for that day, it runs the risk that the level of the underlying index may change before closing. If such a change causes the exercised option to fall out-of-the-money, the Fund will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer. Although the Fund may be able to minimize this risk by withholding exercise instructions until just before the daily cutoff time or by selling rather than exercising an option when the index level is close to the exercise price, it may not be possible to eliminate this risk entirely because the cutoff times for index options may be earlier than those fixed for other types of options and may occur before definitive closing index values are announced.


   Futures Contracts. As a purchaser of a futures contract, the Fund incurs an obligation to take delivery of a specified amount of the obligation underlying the futures contract at a specified time in the future for a specified price. As a seller of a futures contract, the Fund incurs an obligation to deliver the specified amount of the underlying obligation at a specified time in return for an agreed upon price. The Fund may purchase futures contracts on debt securities, including U.S. government securities, aggregates of debt securities and stock indexes. In the following discussion, the term "futures" applies to all of the future contracts listed in the previous sentence.



   A "sale" of a futures contract (or a "short" futures position) means the assumption of a contractual obligation to deliver the securities underlying the contract at a specified price at a specified future time. A "purchase" of a futures contract (or a "long" futures position) means the assumption of a contractual obligation to acquire the securities underlying the contract at a specified price at a specified future time. Certain futures contracts are settled on a net cash payment basis rather than by the sale and delivery of the securities underlying the futures contract. U.S. futures contracts have been designed by exchanges that have been designated as "contract markets" by the Commodity Futures Trading Commission (the CFTC), an agency of the U.S. government, and must be executed through a futures commission merchant (that is, a brokerage firm) that is a member of the relevant contract market. Futures contracts trade on these contract markets and the exchange's affiliated clearing organization guarantees performance of the contracts as between the clearing members of the exchange.





   At the time a futures contract is purchased or sold, the Fund is required to deposit cash or other liquid assets with a futures commission merchant or in a segregated account representing between approximately 1 1/2% to 5% of the contract amount, called initial margin. Initial margin in futures transaction is different from margin in securities transactions in that futures contract initial margin does not involve the borrowing of funds by the customer to finance the transactions. Rather, initial margin is in the nature of a good faith deposit on the contract which is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Thereafter, the futures contract will be valued daily and the payment in cash of maintenance or variation margin may be required, resulting in the Fund paying or receiving cash that reflects any decline or increase in the contract's value, a process known as marking-to-market.




   Although most futures contracts call for actual delivery or acceptance of securities or cash, the contracts usually are closed out before the settlement date without the making or taking of delivery. A futures contract sale is closed out by effecting a futures contract purchase for the same aggregate amount of the specific type of security and the same delivery date. If the sale price exceeds the offsetting purchase price, the seller would be paid the difference and would realize a gain. If the offsetting purchase price exceeds the sale price, the seller would pay the difference and would realize a loss. Similarly, a futures contract purchase is closed out by effecting a futures contract sale for the same aggregate amount of the specific type of security and the same delivery date. If the offsetting sale price exceeds the purchase price, the purchaser would realize a gain, whereas if the purchase price exceeds the offsetting sale price, the purchaser would realize a loss. There is no assurance that the Fund will be able to enter into a closing transaction.



   A stock index futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. Unlike the cash market, where a physical commodity is being traded for immediate or spot delivery, for which a seller receives payment as soon as delivery is made, no physical delivery of the underlying securities in the index is made. The agreement in the other types of futures contracts on securities is for deferred delivery of financial instruments.



   The ordinary spreads between values in the cash and futures markets, due to differences in the character of those markets, are subject to distortions. In addition, futures contracts entail risks. First, all participants in the futures market are subject to initial and variation margin requirements. Rather than meeting additional variation margin requirements, investors may close futures contracts through offsetting transactions, which could distort the normal relationship between the cash and futures markets. Second, from the point of view of speculators, the margin deposit requirements in the futures market are less onerous than margin requirements in the securities market. Increased participation by speculators in the futures market may cause temporary price distortions. Due to the possibility of distortion, a correct forecast of general interest rate trends by the Adviser may still not result in a successful transaction.







   Additional Risks of Options and Futures Contracts. Futures contracts and options on securities may be traded on foreign exchanges. Such transactions may not be regulated as effectively as similar transactions in the U.S., may not involve a clearing mechanism and related guarantees, and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities. The value of such positions also could be adversely affected by (1) other complex foreign political, legal and economic factors, (2) lesser availability than in the U.S. of data on which to make trading decisions, (3) delays in the Fund's ability to act upon economic events occurring in the foreign markets during non-business hours in the U.S., (4) the imposition of different exercise and settlement terms and procedures and margin requirements than in the U.S. and (5) lesser trading volume.



   Exchanges on which options and futures contracts are traded may impose limits on the positions that the Fund may take in certain circumstances.



   Special Risk Considerations Relating to Futures Contracts. To the extent that futures contracts are being used as a hedging device, the Fund is subject to the risk that the correlation between the price of the futures contract and the movements in the index may not be perfect and therefore, a correct forecast of market trends or political trends by the Adviser may still not result in a successful hedging transaction.



   The Fund's ability to establish and close out positions in futures contracts will be subject to the development and maintenance of liquid markets. Although the Fund generally will purchase or sell only those futures contracts for which there appears to be a liquid market, there is no assurance that a liquid market on an exchange will exist for any particular futures contract at any particular time. In the event no liquid market exists for a particular futures contract in which the Fund maintains a position, it will not be possible to effect a closing transaction in that contract or to do so at a satisfactory price and the Fund would have to either make or take delivery under the futures contract. In the case of a futures contract that the Fund is unable to close, the Fund would be required to maintain margin deposits on the futures contract and to make variation margin payments until the contract is closed.



   Successful use of futures contracts by the Fund is subject to the ability of the Adviser to predict correctly movements in the direction of interest rates and the market generally. If the Adviser's expectations are not met, the Fund would be in a worse position than if a hedging strategy had not been pursued. For example, if the Fund has hedged against the possibility of an increase in interest rates that would adversely affect the price of securities in its portfolio and the price of such securities increases instead, the Fund will lose part or all of the benefit of the increased value of its securities because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash to meet daily variation margin requirements, it may have to sell securities to meet the requirements. These sales may, but will not necessarily, be at increased prices that reflect the rising market. The Fund may have to sell securities at a time when it is disadvantageous to do so.





   Limitations on the Purchase and Sale of Options on Stock Indexes and Futures Contracts. The Fund will engage in transactions in futures contracts only for bona fide hedging, return enhancement and risk management purposes, in each case in accordance with the rules and regulations of the CFTC, and not for speculation.



   The Fund will write put options on stock indexes only if they are covered by segregating with the Fund's Custodian an amount of cash or other liquid assets equal to the aggregate exercise price of the puts.



   In accordance with CFTC regulations, the Fund may not purchase or sell futures contracts if the initial margin on futures would exceed 5% of the liquidation value of the Fund's total assets after taking into account unrealized profits and unrealized losses on such contracts (the "5% CFTC Limit"). The above restriction does not apply to the purchase and sale of futures contracts for bona fide hedging purposes within the meaning of the CFTC regulations. In instances involving the purchase of futures contracts, an amount of cash and other liquid assets equal to the market value of the futures contracts (less any related margin deposits), will be segregated with the Fund's Custodian to cover the position, or alternative cover will be employed, thereby insuring that the use of such instruments is unleveraged.





   The Fund will write call options on stock indexes, and will cover by segregating with the Fund's Custodian an amount of cash or other liquid assets substantially replicating the movement of the index, in the judgment of the Fund's Adviser, with a market value at the time the option is written of not less than 100% of the contract value times the multiplier times the number of contracts. In addition, when the Fund writes a call on an index that is in-the-money at the time the call is written, the Fund will segregate with its Custodian cash or other liquid assets equal in value to the amount by which the call is in-the-money times the multiplier times the number of contracts. However, if the Fund holds a call on the same index as the call written where the exercise price of the call held is equal to or less than the exercise price of the call written or greater than the exercise price of the call written if the difference is segregated by the Fund in cash or other liquid assets with its Custodian, it will not be subject to the requirements described in this paragraph.





   The Fund's purchase and sale of futures contracts will be for the purpose of gaining equity and bond market exposure and to meet cash flow needs. In order to determine that the Fund is entering into transactions in futures contracts for hedging purposes as such term is defined by the CFTC, either: (1) a substantial majority (that is, approximately 75%) of all anticipatory hedge transactions (transactions in which the Fund does not own at the time of the transaction, but expects to acquire, the securities underlying the relevant futures contract) involving the purchase of futures contracts will be completed by the purchase of securities which are the subject of the hedge, or (2) the underlying value of all long positions in futures contracts will not exceed the total value of (a) all short-term debt obligations held by the Fund; (b) cash held by the Fund; (c) cash proceeds due to the Fund on investments within thirty days; (d) the margin deposited on the contracts; and (e) any unrealized appreciation in the value of the contracts.



   If the Fund maintains a short position in a futures contract, it will cover this position by holding, in a segregated account, cash or liquid assets equal in value (when added to any initial or variation margin on deposit) to market value of the securities underlying the futures contract.



   Such a position may also be covered by owning the securities underlying the futures contract, or by holding a call option permitting the Fund to purchase the same contract at a price no higher than the price at which the short position was established.





   As an alternative to bona fide hedging as defined by the CFTC, the Fund may comply with a different standard established by CFTC rules with respect to futures contracts purchased by the Fund incidental to the Fund's activities in the securities markets, under which the value of the assets underlying such positions will not exceed the sum of (1) cash or other liquid assets segregated for this purpose, (2) cash proceeds on existing investments due within thirty days and (3) accrued profits on the particular futures contract or option thereon.



   In addition, CFTC regulations may impose limitations on the Fund's ability to engage in certain return enhancement and risk management strategies. There are no limitations on the Fund's use of futures contracts beyond the restrictions set forth above.



   Although the Fund intends to purchase or sell futures only on exchanges where there appears to be an active market, there is no guarantee that an active market will exist for any particular contract or at any particular time. If there is not a liquid market at a particular time, it may not be possible to close a futures position at such time, and, in the event of adverse price movements, the Fund would continue to be required to make daily cash payments of variation margin. However, when futures positions are used to hedge portfolio securities, such securities will not be sold until the futures positions can be liquidated. In such circumstances, an increase in the price of securities, if any, may partially or completely offset losses on the futures contracts.



Risks of Derivative Strategies



   Participation in the options or futures market involves investment risks and transaction costs to which the Fund would not be subject absent the use of these strategies. The Fund, and thus its investors, may lose money through any unsuccessful use of these strategies. Risks inherent in the use of swap transactions, options and futures contracts include: (1) imperfect correlation between the price of options and futures contracts and movements in the prices of the securities being hedged; (2) the possible absence of a liquid secondary market for any particular instrument at any time; (3) the risk that the counterparty may be unable to complete the transaction; and (4) the possible inability of the Fund to purchase or sell a portfolio security at a time that otherwise would be favorable for it to do so, or the possible need for the Fund to sell a portfolio security at a disadvantageous time, due to the need for the Fund to maintain "cover" or to segregate assets in connection with hedging transactions.

   Position Limits. Transactions by the Fund in futures contracts and options will be subject to limitations, if any, established by each of the exchanges, boards of trade or other trading facilities (including Nasdaq) governing the maximum number of options in each class that may be written or purchased by a single investor or group of investors acting in concert, regardless of whether the options are written on the same or different exchanges, boards of trade or other trading facilities or are held or written in one or more accounts or through one or more brokers. Thus, the number of futures contracts and options that the Fund may write or purchase may be affected by the futures contracts and options written or purchased by other investment advisory clients of the Adviser. An exchange, board of trade or other trading facility may order the liquidations of positions found to be in excess of these limits, and it may impose certain other sanctions.



Convertible Securities





   The Fund may invest in convertible securities. A convertible security is typically a bond, debenture, corporate note, preferred stock or other similar security that may be converted at a stated price within a specified period of time into a specified number of shares of common stock or other equity securities of the same or a different issuer. Convertible securities are generally senior to common stocks in a corporation's capital structure, but are usually subordinated to similar nonconvertible securities. While providing a fixed income stream (generally higher in yield than the income derivable from a common stock but lower than that afforded by a similar nonconvertible security), a convertible security also affords an investor the opportunity, through its conversion feature, to participate in the capital appreciation attendant upon a market price advance in the convertible security's underlying common stock. Convertible securities also include preferred stocks, which technically are equity securities.



In general, the market value of a convertible security is at least the higher of its "investment value" (i.e., its value as a fixed-income security) or its "conversion value" (i.e., its value upon conversion into its underlying common stock). As a fixed-income security, a convertible security tends to increase in market value when interest rates decline and tends to decrease in value when interest rates rise. However, the price of a convertible security is also influenced by the market value of the security's underlying common stock. The price of a convertible security tends to increase as the market value of the underlying common stock rises, whereas it tends to decrease as the market value of the underlying stock declines. While no securities investments is without some risk, investments in convertible securities generally entail less risk than investments in the common stock of the same issuer.


Loan Participation and Assignments


   The Fund may invest in loan participations and assignments. The Fund considers these investments to be investments in debt securities for purposes of this SAI. Loan participations typically will result in the Fund having a contractual relationship only with the lender, not with the borrower. The Fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing loan participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation. As a result, the Fund will assume the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling a participation, the Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower. The Fund will acquire loan participations only if the lender interpositioned between the Fund and the borrower is determined by the Adviser to be creditworthy. When the Fund purchases assignments from lenders, the Fund will acquire direct rights against the borrower on the loan, except that under certain circumstances such right may be more limited than those held by the assigning lender.



   The Fund may have difficulty disposing of assignments and loan participations. In certain cases, the market for such instruments is not highly liquid, and therefore the Fund anticipates that in such cases such instruments could be sold only to a limited number of institutional investors. The lack of a highly liquid secondary market may have an adverse impact on the value of such instruments and will have an adverse impact on the Fund's ability to dispose of particular assignments or loan participations in response to a specific economic event, such as deterioration in the creditworthiness of the borrower.



   For purposes of each Portfolio's fundamental investment restriction against investing 25% or more of its total assets in any one industry, a Portfolio will consider all relevant factors in determining who is the issuer of a loan participation including the credit quality of the underlying borrower, the amount and quality of the collateral, the terms of the loan participation agreement and other relevant agreements (including any intercreditor agreements), the degree to which the credit of such intermediary was deemed material to the decision to purchase the loan participation, the interest environment, and general economic conditions applicable to the borrower and such intermediary.

Swap Agreements



   The Fund may also enter into swap agreements. Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or "swapped" between the parties are generally calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index. Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap"; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or "floor"- and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. A swap option is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. The Fund may write (sell) and purchase put and call swap options.



   The Fund may also enter into equity swaps. In an equity swap, payments on one or both sides are linked to the performance of equities or an equity index. Equity swaps are normally used to (1) initiate and maintain cross-border equity exposures either in an index or a specific stock portfolio; (2) temporarily eliminate exposure to an equity portfolio without disturbing the underlying equity position; or (3) increase, reduce or eliminate market exposure to a single issue or a narrow stock portfolio or obtain greater diversification for a limited period of time without disturbing an underlying position.



   Most swap agreements entered into by the Fund would calculate the obligations of the parties to the agreement on a "net basis." Consequently, the Fund's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). The Fund's current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the segregation of liquid assets to avoid any potential leveraging. Obligations under swap agreements so covered will not be construed to be "senior securities" for purposes of the Fund's investment restriction concerning senior securities. The Fund will limit its investments in swap agreements such that the net amount owed or to be received under existing contracts with any single party will not exceed 5% of the Fund's assets.



   Whether the Fund's use of swap agreements or swap options will be successful in furthering its investment objective will depend on the subadviser's ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.



   The Fund will enter into swap agreements only with counterparties that meet certain standards of creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the Fund's repurchase agreement guidelines). Certain restrictions imposed on the Fund by the Internal Revenue Code may limit the Fund's ability to use swap agreements. The swaps market is a relatively new market and certain swap agreements are exempt from most provisions of the Commodity Exchange Act ("CEA") and, therefore, are not regulated as futures or commodity option transactions under the CEA, pursuant to regulations approved by the CFTC. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund's ability to terminate existing swap agreements or to realize amounts to be received under such agreements.



   Depending on the terms of the particular option agreement, the Fund will generally incur a greater degree of risk when it writes a swap option than it will incur when it purchases a swap option. When the Fund purchases a swap option, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when the Fund writes a swap option, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement.





Equity-Related Securities



   The Fund may invest in equity-related securities, such as common stocks and warrants. Warrants are options to buy shares of common stock at a preset price during a specified time period. Historically, stocks have outperformed other investments over the long term. Generally, economic growth means higher corporate profits, which leads to an increase in stock prices, known as capital appreciation. However, the Fund incurs the risk that individual stocks could lose value or the equity markets could go down, resulting in a decline in value of the Fund's investments. Changes in economic and/or political conditions may result in a decline in the value of these investments. Also, warrants might expire before the right to purchase common stocks is exercised.


Repurchase Agreements

   The Fund may enter into repurchase agreements, whereby the seller of the security agrees to repurchase that security from the Fund at a mutually agreed-upon time and at a price in excess of the purchase price, reflecting an agreed-upon rate of return effective for the period of time the Fund's money is invested in the repurchase agreement. The period of maturity is usually quite short, possibly overnight or a few days, although it may extend over a number of months. The Fund's repurchase agreements will at all times be fully collateralized in an amount at least equal to the resale price. The instruments held as collateral are valued daily, and if the value of the instruments declines, the Fund will require additional collateral. If the seller defaults and the value of the collateral securing the repurchase agreement declines, the Fund may incur a loss.


   The Fund will enter into repurchase transactions only with parties meeting creditworthiness standards approved by the Adviser. In the event of a default or bankruptcy by a seller, the Fund will promptly seek to liquidate the collateral.



   The Fund participates in a joint repurchase agreement account with other investment companies managed by Prudential Investments LLC, formerly Prudential Investments Fund Management LLC (PI or the Manager), pursuant to an order of the Securities and Exchange Commission (the SEC or the Commission). On a daily basis, any uninvested cash balances of the Fund may be aggregated with those of such investment companies and invested in one or more repurchase agreements. The Fund participates in the income earned or accrued in the joint account based on the percentage of its investment.





Reverse Repurchase Agreements



   The Fund may enter into reverse repurchase agreements. The proceeds from such transactions will be used for the clearance of transactions or to take advantage of investment opportunities.



   Reverse repurchase agreements involve sales by the Fund of securities concurrently with an agreement by the Fund to repurchase the same assets at a later date at a fixed price. During the reverse repurchase agreement period, the Fund continues to receive principal and interest payments on these securities.



   The Fund will segregate with its custodian cash or other liquid assets equal in value to its obligations in respect of reverse repurchase agreements.
Reverse repurchase agreements involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities the Fund has sold but is obligated to repurchase under the agreement. If the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund's use of the proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities.



   Reverse repurchase agreements are speculative techniques involving leverage and are considered borrowings by the Fund for purposes of the percentage limitations applicable to borrowings. See "Borrowing" below.


Lending of Securities

   Consistent with applicable regulatory requirements, the Fund may lend its portfolio securities to brokers, dealers and financial institutions, provided that outstanding loans do not exceed in the aggregate 33 1/3% of the value of the Fund's total assets and provided that such loans are callable at any time by the Fund and are at all times secured by cash or other liquid assets or an irrevocable letter of credit in favor of the Fund equal to at least 100% of the market value, determined daily, of the loaned securities. The advantage of such loans is that the Fund continues to receive payments in lieu of the interest and dividends of the loaned securities, while at the same time earning interest either directly from the borrower or on the collateral that will be invested in short-term obligations.

   A loan may be terminated by the borrower or by the Fund at any time. If the borrower fails to maintain the requisite amount of collateral, the loan automatically terminates and the Fund could use the collateral to replace the securities while holding the borrower liable for any excess of replacement cost over collateral. As with any extensions of credit, there are risks of delay in recovery and in some cases loss of rights in the collateral should the borrower of the securities fail financially. However, these loans of portfolio securities will only be made to firms determined to be creditworthy pursuant to procedures approved by the Board of Trustees of the Trust (the Board). On termination of the loan, the borrower is required to return the securities to the Fund, and any gain or loss in the market price during the loan would inure to the Fund.

   Since voting or consent rights that accompany loaned securities pass to the borrower, the Fund will follow the policy of calling the loan, in whole or in part as may be appropriate, to permit the exercise of such rights if the matters involved would have a material effect on the Fund's investment in the securities that are the subject of the loan. The Fund will pay reasonable finders', administrative and custodial fees in connection with a loan of its securities or may share the interest earned on collateral with the borrower.

Borrowing

   The Fund may borrow up to 33 1/3% of the value of its total assets (calculated when the loan is made). The Fund may pledge up to 20% of its total assets to secure these borrowings. If the Fund's asset coverage for borrowings falls below 300%, the Fund will take prompt action (within 3 days) to reduce its borrowings. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, the Fund may be required to sell portfolio securities to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time. The Fund will not purchase portfolio securities when borrowings exceed 5% of the value of its total assets, unless this policy is changed by the Board.

Illiquid Securities


   The Fund may hold up to 15% of its net assets in illiquid securities. If the Fund were to exceed this limit, the Adviser would take prompt action to reduce the Fund's holdings in illiquid securities to no more than 15% of its net assets as required by applicable law. Illiquid securities include repurchase agreements that have a maturity of longer than seven days, certain securities with legal or contractual restrictions on resale (restricted securities) and securities that are not readily marketable in markets within or outside of the United States. Repurchase agreements subject to demand are deemed to have a maturity equal to the applicable notice period.


   Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the Securities Act), securities that are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities that have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

   In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act including repurchase agreements, commercial paper, foreign securities, municipal securities, convertible securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.


   Rule 144A under the Securities Act allows for a broader institutional trading market for securities otherwise subject to restriction on resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the Securities Act for resales of certain securities to qualified institutional buyers.

   Restricted securities eligible for resale pursuant to Rule 144A under the Securities Act and privately placed commercial paper for which there is a readily available market are treated as liquid only when deemed liquid under procedures established by the Trustees. The Fund's investment in Rule 144A securities could have the effect of increasing illiquidity to the extent that qualified institutional buyers become, for a limited time, uninterested in purchasing Rule 144A securities. The Adviser will monitor the liquidity of such restricted securities subject to the supervision of the Board. In reaching liquidity decisions, an investment adviser will consider, among others, the following factors: (1) the frequency of trades and quotes for the security; (2) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (3) dealer undertakings to make a market in the security and (4) the nature of the security and the nature of the marketplace trades (for example, the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer). In addition, in order for commercial paper that is issued in reliance on Section 4(2) of the Securities Act to be considered liquid, (a) it must be rated in one of the two highest rating categories by at least two nationally recognized statistical rating organizations (NRSRO), or if only one NRSRO rates the securities, by that NRSRO, or, if unrated, be of comparable quality in the view of an investment adviser; and (b) it must not be "traded flat" (that is, without accrued interest) or in default as to principal or interest.


Securities of Other Investment Companies


   The Fund is permitted to invest up to 10% of its total assets in securities of other non-affiliated investment companies. This may include investments in exchange traded funds (ETFs). ETFs allow exposure to an index such as the S&P 500 and may be used as part of the Fund's principal strategy of capital appreciation. To the extent that the Fund invests in securities of other investment companies, shareholders of the Fund may be subject to duplicate management and advisory fees. See "Investment Restrictions."


Segregated Assets


   The Fund segregates with its Custodian, State Street Bank and Trust Company (State Street), cash, U.S. government securities, equity securities, debt securities or other liquid, unencumbered assets equal in value to its obligations in respect of potentially leveraged transactions. These include forward contracts, when-issued and delayed delivery securities, futures contracts, and written options (unless otherwise covered). If collateralized or otherwise covered, in accordance with Commission guidelines, these will not be deemed to be senior securities. The assets segregated will be marked-to-market daily.


When-Issued and Delayed Delivery Securities

   The Fund may purchase or sell securities on when-issued or delayed delivery basis. When-issued or delayed delivery transactions arise when securities are purchased or sold by the Fund with payment and delivery taking place as much as a month or more in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction. The Fund's Custodian will segregate cash or other liquid assets having a value equal to or greater than the Fund's purchase commitments. The securities so purchased are subject to market fluctuation and no interest accrues to the purchaser during the period between purchase and settlement. At the time of delivery of the securities the value may be more or less than the purchase price and an increase in the percentage of the Fund's assets committed to the purchase of securities on a when-issued or delayed delivery basis may increase the volatility of the Fund's net asset value per share (NAV).

Temporary Defensive Strategy and Short-Term Investments


   When adverse market or economic conditions dictate a defensive strategy, the Fund may temporarily invest without limit in high quality money market instruments, including commercial paper of corporations, foreign government securities, certificates of deposit, bankers' acceptances and other obligations of domestic and foreign banks, non-convertible debt securities (corporate and government), obligations issued or guaranteed by the U.S. government, its agencies or its instrumentalities, repurchase agreements and cash (U.S. dollars). Money market instruments typically have a maturity of one year or less as measured from the date of purchase.



   The Fund may also temporarily hold cash or invest in high quality foreign or domestic money market instruments pending investment of proceeds from new sales of Fund shares or to meet ordinary daily cash needs.


Portfolio Turnover

   As a result of the investment policies described above, the Fund may engage in a substantial number of portfolio transactions. The portfolio turnover rate is generally the percentage computed by dividing the lesser of portfolio purchases or sales (excluding all securities, including options, whose maturities or expiration date at acquisition were one year or less) by the monthly average value of the portfolio. High portfolio turnover (100% or more) involves correspondingly greater brokerage commissions and other transaction costs, which are borne directly by the Fund. In addition, high portfolio turnover may also mean that a proportionately greater amount of distributions to shareholders will be taxed as ordinary income rather than long-term capital gains compared to investment companies with lower portfolio turnover. See "Brokerage Allocation and Other Practices" and "Taxes, Dividends and Distributions."

                            INVESTMENT RESTRICTIONS


   The Fund has adopted the investment restrictions listed below as fundamental policies. Under the Investment Company Act of 1940, as amended (1940 Act), a fundamental policy may not be changed without the approval of the holders of a majority of the Fund's outstanding voting securities. A "majority of the Fund's outstanding voting securities," when used in this SAI, means the lesser of (1) 67% of the shares represented at a meeting at which more than 50% of the outstanding voting shares are present in person or represented by proxy or (2) more than 50% of the outstanding voting shares.


The Fund may not:

   1. Purchase securities on margin (but the Fund may obtain such short-term credits as may be necessary for the clearance of transactions); provided that the deposit or payment by the Fund of initial or maintenance margin in connection with futures or options is not considered the purchase of a security on margin.

   2. Make short sales of securities or maintain a short position if, when added together, more than 25% of the value of the Fund's net assets would be
(i) deposited as collateral for the obligation to replace securities borrowed to effect short sales and (ii) allocated to segregated accounts in connection with short sales. Short sales "against-the-box" are not subject to this limitation.

   3. Issue senior securities, borrow money or pledge its assets, except that the Fund may borrow up to 33 1/3% of the value of its total assets (calculated when the loan is made) for temporary, extraordinary or emergency purposes or for the clearance of transactions. The Fund may pledge up to 20% of the value of its total assets to secure such borrowings. For purposes of this restriction, the purchase or sale of securities on a when-issued or delayed delivery basis, forward foreign currency exchange contracts and collateral arrangements relating thereto, and collateral arrangements with respect to futures contracts and options thereon and with respect to the writing of options and obligations of the Fund to Trustees pursuant to deferred compensation arrangements are not deemed to be a pledge of assets subject to this restriction.

   4. Purchase any security (other than obligations of the U.S. government, its agencies or instrumentalities) if as a result 25% or more of the Fund's total assets (determined at the time of the investment) would be invested in a single industry.

   5. Buy or sell real estate or interests in real estate, except that the Fund may purchase and sell securities which are secured by real estate, securities of companies which invest or deal in real estate and publicly traded securities of real estate investment trusts.

   6. Buy or sell commodities or commodity contracts, except that the Fund may purchase and sell financial futures contracts and options thereon, and forward foreign currency exchange contracts.

   7. Act as underwriter except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws.

   8. Make investments for the purpose of exercising control or management.

   9. Invest in securities of other non-affiliated investment companies, except by purchases in the open market involving only customary brokerage commissions and as a result of which the Fund will not hold more than 3% of the outstanding voting securities of any one investment company, will not have invested more than 5% of its total assets in any one investment company and will not have invested more than 10% of its total assets (determined at the time of investment) in such securities of one or more investment companies, or except as part of a merger, consolidation or other acquisition.

   10. Make loans, except through (a) repurchase agreements and (b) loans of portfolio securities limited to 33 1/3% of the Fund's total assets.

   Whenever any fundamental investment policy or investment restriction states a maximum percentage of the Fund's assets, it is intended that if the percentage limitation is met at the time the investment is made, a later change in percentage resulting from changing total or net asset values will not be considered a violation of such policy. However, in the event that the Fund's asset coverage for borrowings falls below 300%, the Fund will take prompt action to reduce its borrowings, as required by applicable law.

                            MANAGEMENT OF THE TRUST

   Information pertaining to the Trustees of the Trust is set forth below. Trustees who are not deemed to be "interested persons" of the Trust, as defined in the 1940 Act, are referred to as "Independent Trustees." Trustees who are deemed to be "interested persons" of the Trust are referred to as "Interested Trustees." "Fund Complex" consists the Trust and any other investment companies managed by PI.

                             Independent Trustees


                                                                                                  Number of
                                              Term of                                             Portfolios
                                             Office/2/                                             in Fund
                                             and Length                                            Complex
                            Position(s) with  of Time             Principal Occupations            Overseen
Name, Address/1/ and Age       the Trust       Served              During Past 5 Years            by Trustee
----------------------      ---------------- ----------           ---------------------           ----------
Eugene C. Dorsey (75)           Trustee        Since    Retired President, Chief Executive            78
                                                2000    Officer and Trustee of the Gannett
                                                        Foundation (now Freedom Forum) since
                                                        December 1989; formerly Publisher of
                                                        four Gannett newspapers and Vice
                                                        President of Gannett Co., Inc.; Chairman
                                                        of Independent Sector, Washington,
                                                        D.C. (largest national coalition of
                                                        philanthropic organizations); Chairman
                                                        of the American Council for the Arts;
                                                        Director of the Advisory Board of Chase
                                                        Manhattan Bank of Rochester.

Saul K. Fenster, Ph.D. (69)     Trustee        Since    President (since December 1978) of New        79
                                                2000    Jersey Institute of Technology;
                                                        Commissioner (since 1998) of the Middle
                                                        States Association Commission on
                                                        Higher Education; Commissioner (since
                                                        1985) of the New Jersey Commission on
                                                        Science and Technology; Director (since
                                                        1998) Society of Manufacturing
                                                        Engineering Education Foundation,
                                                        formerly a director or trustee of Liberty
                                                        Science Center, Research and
                                                        Development Council of New Jersey, New
                                                        Jersey State Chamber of Commerce, and
                                                        National Action Council for Minorities in
                                                        Engineering.

Robert E. La Blanc (68)         Trustee        Since    President (since 1981) of Robert E. La        74
                                                2000    Blanc Associates, Inc.
                                                        (telecommunications); formerly General
                                                        Partner at Salomon Brothers and Vice-
                                                        Chairman of Continental Telecom.
                                                        Trustee of Manhattan College.
















                             Other Directorships
Name, Address/1/ and Age     held by Trustee/3/
----------------------       -------------------
Eugene C. Dorsey (75)       Director (since
                            1996) of First
                            Financial Fund, Inc.
                            (First Financial) and
                            The High Yield Plus
                            Fund, Inc. (High
                            Yield Plus).






Saul K. Fenster, Ph.D. (69) Director (since
                            2000) of IDT
                            Corporation













Robert E. La Blanc (68)     Director of Storage
                            Technology
                            Corporation (since
                            1979), Titan
                            Corporation
                            (electronics, since
                            1995), Salient 3
                            Communications,
                            Inc. (since 1995),
                            Retail Chartered
                            Semiconductor Ltd.
                            (Singapore) (since
                            1998), First Financial
                            (since 1999) and
                            High Yield Plus
                            (since 1999).

                                               Term of                                             Number of
                                              Office/2/                                            Portfolios
                                                 and                                                in Fund
                                              Length of                                             Complex
                             Position(s) with   Time              Principal Occupations             Overseen
Name, Address/1/ and Age        the Trust      Served              During Past 5 Years             by Trustee
----------------------       ---------------- ---------           ---------------------            ----------
Douglas H. McCorkindale (62) Trustee            Since   Formerly Vice Chairman (March 1984-            75
                                                 2000   May 2000) of Gannett Co. Inc.














W. Scott McDonald, Jr. (65)  Trustee            Since   Vice President (since 1997) of Kaludis         79
                                                 2000   Consulting Group, Inc. (company serving
                                                        higher education); formerly principal
                                                        (1995-1997), Scott McDonald &
                                                        Associates, Chief Operating Officer (1991-
                                                        1995), Fairleigh Dickinson University,
                                                        Executive Vice President and Chief
                                                        Operating Officer (1975-1991), Drew
                                                        University, interim President (1988-
                                                        1990), Drew University and founding
                                                        director of School, College and University
                                                        Underwriters Ltd.

Thomas T. Mooney (60)        Trustee            Since   President of the Greater Rochester Metro       95
                                                 2000   Chamber of Commerce; formerly
                                                        Rochester City Manager; formerly Deputy
                                                        Monroe County Executive; Trustee of
                                                        Center for Governmental Research, Inc.;
                                                        Director of Blue Cross of Rochester,
                                                        Monroe County Water Authority and
                                                        Executive Service Corps of Rochester.

Stephen Stoneburn (58)       Trustee            Since   President and Chief Executive Officer          74
                                                 2000   (since June 1996) of Quadrant Media
                                                        Corp. (a publishing company); formerly
                                                        President (June 1995-June 1996) of
                                                        Argus Integrated Media, Inc.; Senior Vice
                                                        President and Managing Director
                                                        (January 1993-1995) of Cowles Business
                                                        Media and Senior Vice President of
                                                        Fairchild Publications, Inc (1975-1989).

Joseph Weber, Ph.D. (78)     Trustee            Since   Vice President, Finance, Interclass            62
                                                 2000   (international corporate learning) since
                                                        1991; formerly President, The Alliance for
                                                        Learning; retired Vice President, Member
                                                        of the Board of Directors and Member of
                                                        the Executive and Operating Committees,
                                                        Hoffmann-LaRoche Inc; Member, Board
                                                        of Overseers, New Jersey Institute of
                                                        Technology. Trustee and Vice Chairman
                                                        Emeritus, Fairleigh Dickinson University.

Clay T. Whitehead (63)       Trustee            Since   President (since 1983) of National             91
                                                 2000   Exchange Inc. (new business
                                                        development firm).







                              Other Directorships
Name, Address/1/ and Age      held by Trustee/3/
----------------------        -------------------
Douglas H. McCorkindale (62) Chairman (since
                             February 2001),
                             Chief Executive
                             Officer (since June
                             2000) and President
                             (since September
                             1997) of Gannett
                             Co. Inc. (publishing
                             and media);
                             Continental Airlines,
                             Inc., Lockheed
                             Martin Corp. (since
                             2001) and High
                             Yield Plus (since
                             1996).

W. Scott McDonald, Jr. (65)












Thomas T. Mooney (60)        Director, President
                             and Treasurer of
                             First Financial (since
                             1986) and High
                             Yield Plus (since
                             1988).



Stephen Stoneburn (58)









Joseph Weber, Ph.D. (78)










Clay T. Whitehead (63)       Director (since
                             2000) of First
                             Financial and High
                             Yield Plus.

                            Interested Trustees/4/



                                            Term of                                  Number of
                                            Office/2/                                Portfolios
                                              and                                     in Fund
                                             Length                                   Complex
                           Position(s) with of Time   Principal Occupations During    Overseen  Other Directorships
Name, Address/1/ and Age      the Trust      Served           Past 5 Years           by Trustee held by Trustee/3/
------------------------   ---------------- --------  ----------------------------   ---------- -------------------
Robert F. Gunia (55)        Vice President   Since    Executive Vice President and      112     Vice President and
                            and Trustee       2000    Chief Administrative Officer              Director (since May
                                                      (since June 1999) of PI;                  1989) of The Asia
                                                      Executive Vice President and              Pacific Fund, Inc.
                                                      Treasurer (since January                  and Nicholas-
                                                      1996) of PI; President (since             Applegate Fund, Inc.
                                                      April 1999) of Prudential
                                                      Investment Management
                                                      Services LLC (PIMS);
                                                      Corporate Vice President
                                                      (since September 1997) of
                                                      Prudential Financial, Inc.
                                                      (Prudential); formerly Senior
                                                      Vice President (March
                                                      1987-May 1999) of Prudential
                                                      Securities Incorporated
                                                      (Prudential Securities);
                                                      formerly Chief Administrative
                                                      Officer (July 1989-September
                                                      1996), Director (January
                                                      1989-September 1996) and
                                                      Executive Vice President,
                                                      Treasurer and Chief Financial
                                                      Officer (June 1987-December
                                                      1996) of Prudential Mutual
                                                      Fund Management, Inc. (PMF).

David R. Odenath, Jr. (45)  President and    Since    Officer in Charge, President,     115
                            Trustee           2000    Chief Executive Officer and
                                                      Chief Operating Officer
                                                      (since June 1999) of PI;
                                                      Senior Vice President (since
                                                      June 1999) of Prudential;
                                                      formerly Senior Vice
                                                      President (August 1993-May
                                                      1999) of PaineWebber Group,
                                                      Inc.

Information pertaining to Officers of the Trust who are not also Trustees is set forth below.

                                   Officers


                                               Term of Office/2/
                              Position(s) with  and Length of
Name, Address/1/ and Age         the Trust       Time Served           Principal Occupations During Past 5 Years
------------------------      ---------------- ----------------        -----------------------------------------
Judy A. Rice (54)              Vice President       Since        Executive Vice President (since 1999) of PI; formerly
                                                     2000        various positions to Senior Vice President (1992-1999)
                                                                 of Prudential Securities; and various positions to
                                                                 Managing Director (1975-1992) of Salomon Smith Barney;
                                                                 Governor of the Money Management Institute; Member of
                                                                 the Prudential Securities Operating Council and the
                                                                 National Association for Variable Annuities.

Marguerite E.H. Morrison (46)  Secretary            Since        Vice President and Chief Legal Officer--Mutual Funds
                                                     2002        and Unit Investment Trusts (since August 2000) of
                                                                 Prudential; Assistant Secretary (since February 2001)
                                                                 of PI; Vice President and Assistant Secretary of PIMS
                                                                 (since October 2001), previously Vice President and
                                                                 Associate General Counsel (December 1996-February
                                                                 2001) of PI and Vice President and Associate General
                                                                 Counsel (September 1987-September 1996) of Prudential
                                                                 Securities.

William V. Healey (48)         Assistant            Since        Vice President and Associate General Counsel (since
                               Secretary             2000        1998) of Prudential; Executive Vice President,
                                                                 Secretary and Chief Legal Officer (since February
                                                                 1999) of PI; Senior Vice President, Chief Legal
                                                                 Officer and Secretary (since December 1998) of PIMS,
                                                                 Executive Vice President, Chief Legal Officer and
                                                                 Secretary (since February 1999) of Prudential Mutual
                                                                 Fund Services LLC; Director (since June 1999) of ICI
                                                                 Mutual Insurance Company; prior to August 1998,
                                                                 Associate General Counsel of the Dreyfus Corporation
                                                                 (Dreyfus), a subsidiary of Mellon Bank, N.A. (Mellon
                                                                 Bank), and an officer and/or director of various
                                                                 affiliates of Mellon Bank and Dreyfus.

Grace C. Torres (42)           Treasurer and        Since        Senior Vice President (since January 2000) of PI;
                               Principal             2000        formerly First Vice President (December 1996-January
                               Financial and                     2000) of PI and First Vice President (March 1993-1999)
                               Accounting                        of Prudential Securities.
                               Officer

----------



/1/ Unless otherwise noted, the address of the Trustees and Officers is c/o Prudential Investments LLC, Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102-4077.


/2/ There is no set term of office for Trustees and Officers. The Independent Trustees have adopted a retirement policy, which calls for retirement of Trustees on December 31 of the year in which they reach the age of 75, except that Mr. Weber will retire by December 31, 2002. The table shows the number of years for which they have served as Trustee and/or Officer.


/3/ This column includes only directorships of companies required to report to the SEC under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the 1940 Act.


/4/ "Interested" Trustee, as defined in the 1940 Act, by reason of employment with the Manager, an Adviser or the Distributor.



   The Trust has Trustees who, in addition to overseeing the actions of the Fund's Manager, Advisers and Distributor, decide upon matters of general policy in accordance with the laws of the State of Delaware and the 1940 Act. In addition to their functions set forth under "Investment Advisory and Other Services--Manager and Advisers" and "Principal Underwriter, Distributor and Rule 12b-1 Plans," the Trustees also review the actions of the Trust's Officers, who conduct and supervise the daily business operations of the Fund. Pursuant to the Trust's Agreement and Declaration of Trust, the Board may contract for advisory and management services for the Trust or for any of its series (or class thereof). Any such contract may permit the Manager to delegate certain or all of its duties under such contracts to qualified investment advisers and administrators.


   Trustees and Officers of the Trust are also trustees, directors and officers of some or all of the other investment companies advised by the Trust's Manager and distributed by PIMS.

   Pursuant to the Management Agreement with the Trust, the Manager pays all compensation of Officers and employees of the Trust as well as the fees and expenses of all Interested Trustees of the Trust.

                            Standing Board Committees


   The Board has established two standing committees in connection with the governance of the Trust--Audit and Nominating.

   The Audit Committee consists of all of the Independent Trustees. The responsibilities of the Audit Committee are to assist the Board in overseeing the Trust's independent public accountants, accounting policies and procedures, and other areas relating to the Trust's auditing processes. The scope of the Audit Committee's responsibilities is oversight. It is management's responsibility to maintain appropriate systems for accounting and internal control and the independent public accountants' responsibility to plan and carry out a proper audit. The Audit Committee met four times during the fiscal year ended February 28, 2002.

   The Nominating Committee consists of all of the Independent Trustees. This Committee interviews and recommends to the Board persons to be nominated for election as Trustees by the Trust's shareholders and selects and proposes nominees for election by the Board between annual meetings. This Committee does not normally consider candidates proposed by shareholders for election as Trustees. The Nominating Committee also reviews the independence of Trustees currently serving on the Board and recommends to the Board Independent Trustees to be selected for membership on Board Committees. The Nominating Committee reviews each Trustee's investment in the Trust, matters relating to Trustee compensation and expenses and compliance with the Trust's retirement policy. The Nominating Committee did not meet during the fiscal year ended February 28, 2002.

   In addition to the two standing Committees of the Trust, the Board has also approved Trustee participation in an Executive Committee designed to coordinate the governance of all of the mutual funds in the Prudential mutual fund complex. The role of the Executive Committee is solely advisory and consultative, without derogation of any of the duties or responsibilities of the Board. Messrs. Dorsey and Mooney serve on the Executive Committee. Independent Trustees from other funds in the Prudential mutual fund complex also serve on the Executive Committee. The responsibilities of the Executive Committee include: facilitating communication and coordination between the Independent Trustees and fund management on issues that affect more than one fund; serving as a liaison between the Boards of Directors/Trustees of funds and fund management; developing, in consultation with outside counsel and management, draft agendas for Board meetings; reviewing and recommending changes to Board practices generally and monitoring and supervising the performance of legal counsel to the funds generally and the Independent Trustees.

   The Trust pays each of its Independent Trustees annual compensation in addition to certain out-of-pocket expenses. Trustees who serve on the Committees may receive additional compensation. The amount of compensation paid to each Independent Trustee may change as result of the introduction of additional funds upon whose Boards the Trustees may be asked to serve.

   Independent Trustees may defer receipt their Trustees' fees pursuant to a deferred fee agreement with the Trust. Under the terms of such agreement, the Trust accrues daily deferred Trustees fees which, in turn, accrue interest at a rate equivalent to the prevailing rate of 90-day U.S. Treasury bills at the beginning of each calendar quarter or, at the daily rate of return of any Prudential mutual fund chosen by the Trustee. The Trust's obligation to make payments of deferred Trustees' fees, together with interest thereon, is a general obligation of the Trust.

   The Trust has no retirement or pension plan for its Trustees.

   The following table sets forth the aggregate compensation paid to the Trustees by the Trust for the fiscal year ended February 28, 2002 to the Independent Trustees. The table also shows aggregate compensation paid to those Trustees for service on the Trust's Board and the Board of any other investment company in the Fund Complex, for the calendar year ended December 31, 2001.

                              Compensation Table




                                                              Total
                                            Aggregate      Compensation
                                           Compensation     From Fund
                                               from        Complex Paid
     Name and Position                      the Trust      To Trustees
     -----------------                     ------------    ------------
     Eugene C. Dorsey -- Trustee/2/           $7,138    $120,883 (16/78)/1/
     Saul K. Fenster -- Trustee               $6,010    $110,332 (21/79)/1/
     Maurice F. Holmes -- Trustee/3/          $6,085    $ 55,333  (5/58)/1/
     Robert E. La Blanc -- Trustee            $5,944    $115,333 (18/74)/1/
     Douglas H. McCorkindale -- Trustee/2/    $4,825    $110,000 (17/75)/1/
     W. Scott McDonald, Jr. -- Trustee/2/     $6,010    $115,000 (21/79)/1/
     Thomas T. Mooney -- Trustee/2/           $4,581    $164,000 (28/95)/1/
     Stephen Stoneburn -- Trustee             $6,010    $110,332 (18/74)/1/
     Joseph Weber -- Trustee                  $6,010    $ 55,000  (9/62)/1/
     Clay T. Whitehead -- Trustee             $4,825    $173,000 (30/91)/1/

----------

/1/ Indicates number of funds/portfolios in Fund Complex (including the Trust) to which aggregate compensation relates.


/2/ Although the last column shows the total amount paid to Trustees from the Fund Complex during the calendar year ended December 31, 2001, such compensation was deferred at the election of Trustees, in whole or in part, under the funds' deferred fee agreement. Including accrued interest on amounts deferred through December 31, 2001, total value of deferred compensation for the year amounted to $135,070, $91,273, $115,056 and $148,850 for Messrs. Dorsey, McCorkindale, McDonald and Mooney, respectively.


/3/  Mr. Holmes retired on March 1, 2002.


   Interested Trustees do not receive compensation from the Trust or any fund in the Fund Complex and therefore are not shown in the compensation table.

   The following tables set forth the dollar range of equity securities in the Trust beneficially owned by a Trustee, and, on an aggregate basis, in all registered investment companies overseen by a Trustee in the Fund Complex as of December 31, 2001.

                         Trustee Share Ownership Table

                             Independent Trustees




                                                   Aggregate Dollar Range of Equity
                                                Securities in All Registered Investment
                        Dollar Range of Equity     Companies Overseen By Trustee in
Name of Trustee         Securities in the Trust              Fund Complex
---------------         ----------------------- ---------------------------------------
Eugene C. Dorsey                  --                      $10,001 -- $50,000
Saul K. Fenster                   --                     $50,001 -- $100,000
Robert E. La Blanc                --                        Over $100,000
Douglas H. McCorkindale           --                        Over $100,000
W. Scott McDonald, Jr.    $10,001 -- $50,000                Over $100,000
                         (Focused Value Fund)
Thomas T. Mooney                  --                        Over $100,000
Stephen Stoneburn         $10,001 -- $50,000                Over $100,000
                          (Focused Growth and
                         New Era Growth Funds)
Joseph Weber                      --                              --
Clay T. Whitehead         $10,001 -- $50,000              $50,001 -- $100,000
                         (Focused Growth Fund)



                              Interested Trustees



                                                 Aggregate Dollar Range of Equity
                                              Securities in All Registered Investment
                      Dollar Range of Equity     Companies Overseen By Trustee in
Name of Trustee       Securities in the Trust              Fund Complex
---------------       ----------------------- ---------------------------------------
Robert F. Gunia                 --                         Over $100,000
David R. Odenath, Jr.           --                         Over $100,000

              CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

   Trustees of the Trust are eligible to purchase Class Z shares of the Fund, which are sold without either an initial sales charge or contingent deferred sales charge to a limited group of investors.


   As of the date of this SAI, PI (as defined below) owned all of the shares of the Fund and controlled the Fund.


                    INVESTMENT ADVISORY AND OTHER SERVICES

Manager and Advisers


   The Manager of the Fund is Prudential Investments LLC (PI or the Manager), Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102-4077. PI serves as manager to all of the other investment companies that comprise the Prudential mutual funds. See "How the Fund is Managed--Manager" in the Prospectus of the Fund. As of March 31, 2002, PI managed and/or administered open-end and closed-end management investment companies with assets of approximately $101 billion.



   PI is a subsidiary of PIFM HoldCo, Inc., which is a wholly owned subsidiary of Prudential Asset Management Holding Company, which is a wholly owned subsidiary of Prudential. Prudential Mutual Fund Services LLC (PMFS or the transfer agent), an affiliate of PIFM, serves as the transfer agent for the funds.


   Pursuant to a management agreement with the Trust (the Management Agreement), PI, subject to the supervision of the Board and in conformity with the stated policies of the Fund, manages both the investment operations of the Fund and the composition of the Fund's portfolio, including the purchase, retention, disposition and loan of securities and other assets. In connection therewith, PI is obligated to keep certain books and records of the Fund.

   PI is authorized to enter into subadvisory agreements for investment advisory services in connection with the management of the Fund. PI will continue to have responsibility for all investment advisory services performed pursuant to any such subadvisory agreements.

   PI will review the performance of all investment advisers of the Fund and make recommendations to the Board with respect to the retention of investment advisers and the renewal of contracts.

   PI also administers the Fund's business affairs and, in connection therewith, furnishes the Fund with office facilities, together with those ordinary clerical and bookkeeping services that are not being furnished by State Street, the Fund's Custodian, and PMFS, the Fund's transfer and dividend disbursing agent. The management services of PI for the Fund are not exclusive under the terms of the Management Agreement and PI is free to, and does, render management services to others.

   For its services, PI receives, pursuant to the Management Agreement, a fee at an annual rate of 0.90% of the Fund's average daily net assets up to and including $1 billion and 0.85% of average daily net assets in excess of $1 billion. The fee is computed daily and payable monthly.

   In connection with its management of the business affairs of the Fund, PI bears the following expenses:

   (a) the salaries and expenses of all personnel of the Fund and the Manager, except the fees and expenses of Independent Trustees;

   (b) all expenses incurred by PI or by the Fund in connection with managing the ordinary course of the Fund's business, other than those assumed by the Fund as described below; and


   (c) the costs and expenses payable to Prudential Investment Management, Inc. (PIM or the Adviser) pursuant to the subadvisory agreement between PI and PIM (the Subadvisory Agreement).


   Under the terms of the Management Agreement, the Fund is responsible for the payment of the following expenses: (a) the fees payable to the Manager, (b) the fees and expenses of Independent Trustees, (c) the fees and certain expenses of the custodian and transfer agent, including the cost of providing records to the Manager in connection with its obligation of maintaining required records of the Fund and of pricing the Fund's shares, (d) the charges and expenses of legal counsel and independent accountants for the Fund, (e) brokerage commissions and any issue or transfer taxes chargeable to the Fund in connection with its securities transactions, (f) all taxes and corporate fees payable by the Fund to governmental agencies, (g) the fees of any trade associations of which the Fund may be a member, (h) the cost of share certificates representing shares of the Fund, (i) the cost of fidelity and liability insurance, (j) certain organization expenses of the Fund and the fees and expenses involved in registering and maintaining registration of the Fund and of its shares with the SEC, including the preparation and printing of the Fund's registration statements and prospectuses for such purposes, registering the Fund as a broker or dealer and paying the fees and expenses of notice filings made in accordance with state securities laws, (k) allocable communications expenses with respect to investor services and all expenses of shareholders' and Trustees' meetings and of preparing, printing and mailing reports, proxy statements and prospectuses to shareholders in the amount necessary for distribution to the shareholders, (l) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund's business and (m) distribution fees.



   The Management Agreement provides that PI will not be liable for any error of judgment or for any loss suffered by the Fund in connection with the matters to which the Management Agreement relates, except a loss resulting from willful misfeasance, bad faith, gross negligence or reckless disregard of duty. The Management Agreement provides that it will terminate automatically if assigned, and that it may be terminated without penalty by either party upon not more than 60 days' nor less than 30 days' written notice. The Management Agreement will continue in effect for a period of more than two years from the date of execution only so long as such continuance is specifically approved at least annually in conformity with the 1940 Act. The Management Agreement permits PI to employ investment advisers under a "manager-of-managers" structure that allows PI to replace an investment adviser or amend the Subadvisory Agreement without seeking shareholder approval.



   The Subadvisory Agreement provides that the Adviser will furnish investment advisory services in connection with the management of the Fund. In connection therewith, the Adviser is obligated to keep certain books and records of the Fund. Under the Subadvisory Agreement, the Adviser, subject to the supervision of PI, is responsible for managing the assets of the Fund in accordance with its investment objective, investment program and policies. The Adviser determines what securities and other instruments are purchased and sold for the Fund and are responsible for obtaining and evaluating financial data relevant to the Fund. PI continues to have responsibility for all investment advisory services pursuant to the Management Agreement. Under the Subadvisory Agreement, PIM is compensated by PI for its services at an annual rate of 0.45% of the average daily net assets advised by PIM on Fund assets up to and including $100 million; 0.40% of such average daily net assets on the next $150 million of Fund assets; 0.35% of such average daily net assets on the next $250 million of Fund assets; and 0.30% of such average daily net assets over $500 million of Fund assets.



   The Subadvisory Agreement provides that it will terminate in the event of its assignment (as defined in the 1940 Act) or upon the termination of the Management Agreement. The Subadvisory Agreement may be terminated by the Trust, PI or the Adviser upon not more than 60 days', nor less than 30 days', written notice. The Subadvisory Agreement provides that it will continue in effect for a period of more than two years from its execution only so long as such continuance is specifically approved at least annually in accordance with the requirements of the 1940 Act. As discussed in the Fund's prospectus, PI employs PIM under a "manager of managers" structure that allows PI to replace the Adviser or amend the Subadvisory Agreement without seeking shareholder approval.


Matters Considered by the Board


   The Management and Subadvisory Agreements were approved by the Board, including all of the Independent Trustees on February 26, 2002, at a meeting called for that purpose. In approving the Management and Subadvisory Agreements, the Board primarily considered, with respect to the Trust, the nature and quality of the services to be provided under the Agreements and the overall fairness of the Agreements to the Trust. The Board requested and evaluated reports from the Manager and Adviser that addressed specific factors designed to inform the Board's consideration of these and other issues.



   With respect to the nature and quality of the services to be provided by the Manager and Adviser, the Board considered the performance of a peer group of investment companies pursuing broadly similar strategies. The Board also evaluated the division of responsibilities among the Manager and its affiliates, and the capabilities of the personnel providing services. The Board also considered the quality of brokerage execution to be provided by the Manager and Adviser. The Board reviewed the Manager's and Adviser's expected use of brokers or dealers that would provide research and other services to them, and the benefits that would be derived by the Fund from such services. The Board also considered the Manager's and the Adviser's positive compliance history, as neither the Manager nor the Adviser has been subject to any significant compliance problems.



   With respect to the overall fairness of the Management and Subadvisory Agreements, the Board primarily considered the fee structure of the Agreements and the expected profitability of the Manager and the Adviser and their affiliates from their association with the fund. The Board reviewed information from an independent data service about the rates of compensation paid to investment advisers, and overall expense ratios, for funds comparable in character and investment strategy to the Fund. The Board noted that the fee rate paid by the Trust, on behalf of the Fund, to the Manager was below the median compensation paid by comparable mutual funds but higher than that paid by convertible bond mutual funds. The Board also considered that the Trust's fee structure provides for a reduction of payments resulting from economies of scale. The Board also evaluated the aggregate amount and structure of fees paid by the Manager to the Adviser. These matters were also considered at the meeting of Independent Trustees.


Principal Underwriter, Distributor and Rule 12b-1 Plans


   Prudential Investment Management Services LLC (PIMS or the Distributor), Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102-4077, acts as the distributor of the shares of the Fund. See "How the Trust is Managed--Distributor" in the Fund's prospectus. PIMS is a subsidiary of Prudential.



   Pursuant to separate Distribution and Service Plans (the Class A Plan, the Class B Plan and the Class C Plan, collectively, the Plans) adopted by the Trust on behalf of the Fund under Rule 12b-1 under the 1940 Act and a distribution agreement (the Distribution Agreement), the Distributor incurs the expenses of distributing the Fund's Class A, Class B and Class C shares, respectively. The Distributor also incurs the expenses of distributing the Class Z shares under the Distribution Agreement with the Trust, none of which are reimbursed by or paid for by the Fund.


   The expenses incurred under the Plans include commissions and account servicing fees paid to, or on account of, brokers or financial institutions that have entered into agreements with the Distributor, advertising expenses, the cost of printing and mailing prospectuses to potential investors and indirect and overhead costs of the Distributor associated with the sale of Fund shares, including lease, utility, communications and sales promotion expenses.

   Under the Plans, the Fund is obligated to pay distribution and/or service fees to the Distributor as compensation for its distribution and service activities, not as reimbursement for specific expenses incurred. If the Distributor's expenses exceed its distribution and service fees, the Fund will not be obligated to pay any additional expenses. If the Distributor's expenses are less than such distribution and service fees, it will retain its full fees and realize a profit.

   The distribution and/or service fees may also be used by the Distributor to compensate on a continuing basis brokers in consideration for the distribution, marketing, administrative and other services and activities provided by brokers with respect to the promotion of the sale of the Fund's shares and the maintenance of related shareholder accounts.


   Class A Plan. Under the Class A Plan, the Fund may pay the Distributor for its distribution-related expenses with respect to Class A shares at an annual rate of up to 0.30% of the average daily net assets of the Class A shares. The Class A Plan provides that (1) up to 0.25% of the average daily net assets of the Class A shares may be used to pay for personal service and/or the maintenance of shareholder accounts (service fee) and (2) total distribution fees (including the service fee of 0.25%) may not exceed 0.30% of the average daily net assets of the Class A shares. The Distributor has contractually agreed to limit its distribution and service (12b-1) fees payable under the Class A Plan to 0.25% of the average daily net assets of the Class A shares for the fiscal year ending July 31, 2003.



   Class B and Class C Plans. Under the Class B and Class C Plans, the Fund pays the Distributor for its distribution-related expenses with respect to Class B and Class C shares at an annual rate of 1% of the average daily net assets of each of the Class B and Class C shares. The Class B and Class C Plans provide for the payment to the Distributor of (1) an asset-based sales charge of 0.75% of the average daily net assets of each of the Class B and Class C shares, respectively, and (2) a service fee of 0.25% of the average daily net assets of each of the Class B and Class C shares. The service fee is used to pay for personal service and/or the maintenance of shareholder accounts.



   The Distributor also receives the proceeds of contingent deferred sales charges (CDSCs) paid by investors upon certain redemptions of Class A, Class B and Class C shares.

   Distribution expenses attributable to the sale of Class A, Class B or Class C shares of the Fund will be allocated to each such class based upon the ratio of sales of each such class to the sales of Class A, Class B and Class C shares of the Fund other than expenses allocable to a particular class. The distribution fee and sales charge of one class will not be used to subsidize the sale of another class.

   The Class A, Class B and Class C Plans continue in effect from year to year, provided that each such continuance is approved at least annually by a vote of the Board, including a majority vote of the Independent Trustees who have no direct or indirect financial interest in the Class A, Class B and Class C Plan or in any agreement related to the Plans (the Rule 12b-1 Trustees), cast in person at a meeting called for the purpose of voting on such continuance. A Plan may be terminated at any time, without penalty, by the vote of a majority of the Rule 12b-1 Trustees or by the vote of the holders of a majority of the outstanding shares of the applicable class of the Fund on not more than 60 days', nor less than 30 days', written notice to any other party to the Plan. The Plans may not be amended to increase materially the amounts to be spent for the services described therein without approval by the shareholders of the applicable class, and all material amendments are required to be approved by the Board of Trustees in the manner described above. Each Plan will automatically terminate in the event of its assignment. The Fund will not be obligated to pay expenses incurred under any Plan if it is terminated or not continued.

   Pursuant to each Plan, the Board will review at least quarterly a written report of the distribution expenses incurred on behalf of each class of shares of the Fund by the Distributor. The report will include an itemization of the distribution expenses and the purposes of such expenditures. In addition, as long as the Plans remain in effect, the selection and nomination of Rule 12b-1 Trustees shall be committed to the Rule 12b-1 Trustees.

   Pursuant to the Distribution Agreement, the Fund has agreed to indemnify the Distributor to the extent permitted by applicable law against certain liabilities under the federal securities laws.

   In addition to distribution and service fees paid by the Fund under the Class A, Class B and Class C Plans, the Manager (or one of its affiliates) may make payments to dealers (including Prudential Securities) and other persons who distribute shares of the Fund (including Class Z shares). Such payments may be calculated by reference to the NAV of shares sold by such persons or otherwise.

Fee Waivers/Subsidies


   PI may from time to time voluntarily waive all or a portion of its management fee and subsidize all or a portion of the operating expenses of the Fund. In addition, the Distributor has contractually agreed to waive a portion of its distribution and service (12b-1) fees for the Class A shares for the fiscal year ending July 31, 2003. In February 2002, the Trust changed the fiscal year end of the Trust from February 28 to July 31. Fee waivers and subsidies will increase the Fund's total return.


NASD Maximum Sales Charge Rule

   Pursuant to rules of the NASD, the Distributor is required to limit aggregate initial sales charges, deferred sales charges and asset-based sales charges to 6.25% of total gross sales of each class of shares. Interest charges equal to the prime rate plus one percent per annum may be added to the 6.25% limitation. Sales from the reinvestment of dividends and distributions are not included in the calculation of the 6.25% limitation. The annual asset-based sales charge of the Fund may not exceed 0.75%. The 6.25% limitation applies to each class of the Fund rather than on a per shareholder basis. If aggregate sales charges were to exceed 6.25% of total gross sales of any class, all sales charges on shares of that class would be suspended.

Other Service Providers

   State Street Bank and Trust Company, One Heritage Drive, North Quincy, Massachusetts 02171, serves as custodian for the portfolio securities of the Fund and cash and in that capacity maintains certain financial and accounting books and records pursuant to an agreement with the Trust. Subcustodians provide custodial services for the Fund's foreign assets held outside the United States.


   Prudential Mutual Fund Services LLC (PMFS), 194 Wood Avenue South, Iselin, New Jersey 08830, serves as the transfer and dividend disbursing agent of the Fund. PMFS is an affiliate of PI. PMFS provides customary transfer agency services to the Fund, including the handling of shareholder communications, the processing of shareholder transactions, the maintenance of shareholder account records, payment of dividends and distributions and related functions. For these services, PMFS receives an annual fee per shareholder account of $9.00, a new account set-up fee for each manually established account of $2.00 and a monthly inactive zero balance account fee per shareholder account of $.20. PMFS is also reimbursed for its out-of-pocket expenses, including but not limited to postage, stationery, printing, allocable communication expenses and other costs.

   PricewaterhouseCoopers LLP, 1177 Avenue of the Americas, New York, New York 10036, serves as the Trust's independent accountants and in that capacity audits the annual financial statements of the Trust.

Codes of Ethics


   The Board has adopted a Code of Ethics. In addition, the Manager, Adviser and Distributor have each adopted a Code of Ethics (the Codes). The Codes apply to access persons (generally persons who have access to information about the Fund's investment program) and permit personnel subject to the Codes to invest in securities, including securities that may be purchased or held by the Fund. However, the protective provisions of the Codes prohibit certain investments and limit such personnel from making investments during periods when the Fund is making such investments. The Codes are on public file with, and are available from, the SEC.


                   BROKERAGE ALLOCATION AND OTHER PRACTICES


   The Manager is responsible for decisions to buy and sell securities, futures and options for the Fund, the selection of brokers, dealers and futures commission merchants to effect the transactions and the negotiation of brokerage commissions, if any. The term "Manager" as used in this section includes the Adviser. Broker-dealers may receive brokerage commissions on Fund portfolio transactions, including options and the purchase and sale of underlying securities upon the exercise of options. On foreign securities exchanges, commissions may be fixed. Orders may be directed to any broker or futures commission merchant including, to the extent and in the manner permitted by applicable law, Prudential Securities and its affiliates or one of the Adviser's affiliates (an affiliated broker). Brokerage commissions on United States securities options and futures are subject to negotiation between the Manager and the broker or futures commission merchant.


   In the over-the-counter markets, securities are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price that includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. On occasion, certain money market instruments and U.S. government agency securities may be purchased directly from the issuer, in which case no commissions or discounts are paid. The Fund will not deal with an affiliated broker in any transaction in which the affiliated broker acts as principal, except in accordance with rules of the Commission. Thus, it will not deal in the over-the-counter market with Prudential Securities acting as market maker, and it will not execute a negotiated trade with an affiliated broker if execution involves the affiliated broker acting as principal with respect to any part of the Fund's order.

   In placing orders for portfolio securities of the Fund, the Manager's overriding objective is to obtain the best possible combination of favorable price and efficient execution. The Manager seeks to effect each transaction at a price and commission that provides the most favorable total cost or proceeds reasonably attainable in the circumstances. The factors that the Manager may consider in selecting a particular broker, dealer or futures commission merchant (firms) are the Manager's knowledge of negotiated commission rates currently available and other current transaction costs; the nature of the portfolio transaction; the size of the transaction; the desired timing of the trade; the activity existing and expected in the market for the particular transaction; confidentiality; the execution, clearance and settlement capabilities of the firms; the availability of research and research related services provided through such firms; the Manager's knowledge of the financial stability of the firms; the Manager's knowledge of actual or apparent operational problems of firms; and the amount of capital, if any, that would be contributed by firms executing the transaction. Given these factors, the Fund may pay transaction costs in excess of that which another firm might have charged for effecting the same transaction.

   When the Manager selects a firm that executes orders or is a party to portfolio transactions, relevant factors taken into consideration are whether that firm has furnished research and research products and/or services, such as research reports, research compilations, statistical and economic data, computer data bases, quotation equipment and services, research oriented computer software, hardware and services, reports concerning the performance of accounts, valuations of securities, investment related periodicals, investment seminars and other economic services and consultants. Such services are used in connection with some or all of the Manager's investment activities; some of such services, obtained in connection with the execution of transactions for one investment account, may be used in managing other accounts, and not all of these services may be used in connection with the Fund.

   The Manager maintains an internal allocation procedure to identify those firms who have provided it with research and research related products and/or services, and the amount that was provided, and to endeavor to direct sufficient commissions to them to ensure the continued receipt of those services that the Manager believes provide a benefit to the Fund and its other clients. The Manager makes a good faith determination that the research and/or service is reasonable in light of the type of service provided and the price and execution of the related portfolio transactions.

   When the Manager deems the purchase or sale of equities to be in the best interests of the Fund or its other clients, including Prudential, the Manager may, but is under no obligation to, aggregate the transactions in order to obtain the most favorable price or lower brokerage commissions and efficient execution. In such event, allocation of the transactions, as well as the expenses incurred in the transaction, will be made by the Manager in the manner it considers to be most equitable and consistent with its fiduciary obligations to its clients.

   The allocation of orders among firms and the commission rates paid are reviewed periodically by the Board. Portfolio securities may not be purchased from any underwriting or selling syndicate of which an affiliated broker, during the existence of the syndicate, is a principal underwriter (as defined in the 1940 Act), except in accordance with rules of the Commission. This limitation, in the opinion of the Fund, will not significantly affect the Fund's ability to pursue its present investment objective. However, in the future, in other circumstances, the Fund may be at a disadvantage because of this limitation in comparison to other funds with similar objectives but not subject to such limitations.

   Subject to the above considerations, an affiliated broker may act as a securities broker or futures commission merchant for the Fund. In order for an affiliated broker to effect any portfolio transactions for the Fund, the commissions, fees or other remuneration received by the affiliated broker must be reasonable and fair compared to the commissions, fees or other remuneration paid to other firms in connection with comparable transactions involving similar securities or futures being purchased or sold on an exchange during a comparable period of time. This standard would allow the affiliated broker to receive no more than the remuneration that would be expected to be received by an unaffiliated firm in a commensurate arm's-length transaction. Furthermore, the Board, including a majority of the Independent Trustees, has adopted procedures that are reasonably designed to provide that any commissions, fees or other remuneration paid to the affiliated broker are consistent with the foregoing standard. In accordance with Section 11(a) of the Securities Exchange Act of 1934, Prudential Securities may not retain compensation for effecting transactions on a national securities exchange for the Fund unless the Fund has expressly authorized the retention of such compensation. Prudential Securities must furnish to the Fund at least annually a statement setting forth the total amount of all compensation retained by Prudential Securities from transactions effected for the Fund during the applicable period. Brokerage and futures transactions with Prudential Securities (or any affiliate) are also subject to such fiduciary standards as may be imposed upon Prudential Securities (or such affiliate) by applicable law.

               CAPITAL SHARES, OTHER SECURITIES AND ORGANIZATION


   The Trust is authorized to issue an unlimited number of shares of beneficial interest, $.001 par value per share, currently divided into five series and four classes, designated Class A, Class B, Class C and Class Z shares. Each class of shares represents an interest in the same assets of the Fund and is identical in all respects except that (1) each class is subject to different sales charges and distribution and/or service fees (except for Class Z shares, which are not subject to any sales charges and distribution and/or service fees), which may affect performance, (2) each class has exclusive voting rights on any matter submitted to shareholders that relates solely to its arrangement and has separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class, (3) each class has a different exchange privilege, (4) only Class B shares have a conversion feature and (5) Class Z shares are offered exclusively for sale to a limited group of investors. In accordance with the Trust's Agreement and Declaration of Trust, the Trustees may authorize the creation of additional series and classes within such series, with such preferences, privileges, limitations and voting and dividend rights as the Trustees may determine. The voting rights of the shareholders of a series or class can be modified only by the vote of shareholders of that series or class.


   Shares of the Fund, when issued, are fully paid, nonassessable, fully transferable and redeemable at the option of the holder. Shares are also redeemable at the option of the Fund under certain circumstances. Each share of each class is equal as to earnings, assets and voting privileges, except as noted above, and each class of shares (with the exception of Class Z shares, which are not subject to any distribution or service fees) bears the expenses related to the distribution of its shares. Except for the conversion feature applicable to the Class B shares, there are no conversion, preemptive or other subscription rights. In the event of liquidation, each share of the Fund is entitled to its portion of all of the Fund's assets after all debt and expenses of the Fund have been paid.

Since Class B and Class C shares generally bear higher distribution expenses than Class A shares, the liquidation proceeds to shareholders of those classes are likely to be lower than to Class A shareholders and to Class Z shareholders, whose shares are not subject to any distribution and/or service fees.

   The Trust does not intend to hold annual meetings of shareholders unless otherwise required by law. The Trust will not be required to hold meetings of shareholders unless, for example, the election of Trustees is required to be acted on by shareholders under the 1940 Act. Shareholders have certain rights, including the right to call a meeting upon the vote of 10% of the Trust's outstanding shares for the purpose of voting on the removal of one or more Trustees or to transact any other business.

   Under the Agreement and Declaration of Trust, the Trustees may authorize the creation of additional series of shares (the proceeds of which would be invested in separate, independently managed portfolios with distinct investment objectives and policies and share purchase, redemption and NAV procedures) with such preferences, privileges, limitations and voting and dividend rights as the Trustees may determine. All consideration received by the Fund for shares of any additional series, and all assets in which such consideration is invested, would belong to that series (subject only to the rights of creditors of that series) and would be subject to the liabilities related thereto. Under the 1940 Act, shareholders of any additional series of shares would normally have to approve the adoption of any advisory contract relating to such series and of any changes in the fundamental investment policies related thereto.

   The Trustees have the power to alter the number and the terms of office of the Trustees, provided that always at least a majority of the Trustees have been elected by the shareholders of the Fund. The voting rights of shareholders are not cumulative, so that holders of more than 50 percent of the shares voting can, if they choose, elect all Trustees being selected, while the holders of the remaining shares would be unable to elect any Trustees.

                PURCHASE, REDEMPTION AND PRICING OF FUND SHARES


   Shares of the Fund may be purchased at a price equal to the next determined net asset value (NAV) per share plus a sales charge that, at the election of the investor, may be imposed either (1) at the time of purchase (Class A or Class C shares) or (2) on a deferred basis (Class B or Class C shares). Class Z shares of the Fund are offered to a limited group of investors at NAV without any sales charges. See "How to Buy, Sell and Exchange Shares of the Fund" in the Fund's prospectus.


Purchase by Wire


   For an initial purchase of shares of the Fund by wire, you must complete an application and telephone PMFS to receive an account number at (800) 225-1852 (toll-free). The following information will be requested: your name, address, tax identification number, class election, dividend distribution election, amount being wired and wiring bank. Instructions should then be given by you to your bank to transfer funds by wire to State Street Bank and Trust Company, Boston, Massachusetts, Custody and Shareholder Services Division, Attention:
Strategic Partners Hedged Market Opportunity Fund, specifying on the wire the account number assigned by PMFS and your name and identifying the class in which you are investing (Class A, Class B, Class C or Class Z shares).


   If you arrange for receipt by State Street of Federal Funds prior to the calculation of NAV (once each business day at the close of regular trading on the NYSE, usually 4:00 p.m. New York time), you may purchase shares of the Fund as of that day. In the event that regular trading on the NYSE closes before 4:00 p.m. New York time, you will receive the following day's NAV if your order to purchase is received after the close of regular trading on the NYSE.


   In making a subsequent purchase order by wire, you should wire State Street directly and should be sure that the wire specifies Strategic Partners Hedged Market Opportunity Fund, Class A, Class B, Class C or Class Z shares and your name and individual account number. It is not necessary to call PMFS to make subsequent purchase orders utilizing Federal Funds.


Issuance of Fund Shares for Securities


   Transactions involving the issuance of Fund shares for securities (rather than cash) will be limited to (1) reorganizations, (2) statutory mergers, or
(3) other acquisitions of portfolio securities that (a) meet the investment objective and policies of the Fund, (b) are liquid and not subject to restrictions on resale, (c) have a value that is readily ascertainable via listing on or trading in a recognized United States or international exchange or market, and (d) are approved by the Adviser.

Specimen Price Make-up


   Under the current distribution arrangements between the Fund and the Distributor, Class A* shares are sold with a maximum sales charge of 5%, Class C* shares are sold with a 1% sales charge, and Class B* and Class Z shares are sold at NAV. Using the NAV of the Fund at the inception of the Fund's public offering, the maximum offering price of the Fund's shares will be as follows:


      Class A
      NAV and redemption price per Class A share.................. $10.00
      Maximum sales charge (5% of offering price).................    .53
                                                                   ------
      Maximum offering price to public............................ $10.53
                                                                   ======
      Class B
      NAV, offering price and redemption price per Class B share*. $10.00
                                                                   ======
      Class C
      NAV and redemption price per Class C share*................. $10.00
      Sales charge (1% of offering price).........................    .10
                                                                   ------
      Offering price to public.................................... $10.10
                                                                   ======
      Class Z
      NAV, offering price and redemption price per Class Z share.. $10.00
                                                                   ======

----------

* Class A, Class B and Class C shares are subject to a CDSC on certain redemptions.


Selecting a Purchase Alternative

   The following is provided to assist you in determining which method of purchase best suits your individual circumstances and is based on current fees and expenses being charged to the Fund:

   If you intend to hold your investment in the Fund for less than 4 years and do not qualify for a reduced sales charge on Class A shares, since Class A shares are subject to an initial sales charge of 5% and Class B shares are subject to a CDSC of 5% which declines to zero over a 6 year period, you should consider purchasing Class C shares over either Class A or Class B shares.

   If you intend to hold your investment for longer than 4 years, but less than 5 years, and do not qualify for a reduced sales charge on Class A shares, you should consider purchasing Class B or Class C shares over Class A shares. This is because the initial sales charge plus the cumulative annual distribution-related fee on Class A shares would exceed those of the Class B and Class C shares if you redeem your investment during this time period. In addition, more of your money would be invested initially in the case of Class C shares, because of the relatively low initial sales charge, and all of your money would be invested initially in the case of Class B shares, which are sold at NAV.

   If you intend to hold your investment for longer than 5 years, you should consider purchasing Class A shares over either Class B or Class C shares. This is because the maximum sales charge plus the cumulative annual distribution-related fee on Class A shares would be less than those of the Class B and Class C shares.


   If you qualify for a reduced sales charge on Class A shares, it may be more advantageous for you to purchase Class A shares over either Class B or Class C shares regardless of how long you intend to hold your investment. However, unlike Class B shares, you would not have all of your money invested initially because the sales charge on Class A shares is deducted at the time of purchase. In addition, if you purchase $1 million or more of Class A shares, you are subject to 1% CDSC on shares sold within 12 months. This charge is waived for all such Class A shareholders other than those who purchased their shares through certain broker-dealers that are not affiliated with Prudential.


   If you do not qualify for a reduced sales charge on Class A shares and you purchase Class B or Class C shares, you would have to hold your investment for more than 6 years in the case of Class B shares and for more than 5 years in the case of Class C shares for the higher cumulative annual distribution-related fee on those shares plus, in the case of Class C shares, the 1% initial sales charge to exceed the initial sales charge plus the cumulative annual distribution-related fees on Class A shares. This does not take into account the time value of money, which further reduces the impact of the higher Class B or Class C distribution-related fee on the investment, fluctuations in NAV, the effect of the return on the investment over this period of time or redemptions when the CDSC is applicable.

Reduction and Waiver of Initial Sales Charge--Class A Shares

   Benefit Plans. Class A shares may be purchased at NAV, without payment of an initial sales charge, by pension, profit-sharing or other employee benefit plans qualified under Section 401 of the Code, deferred compensation or annuity plans under Sections 401(a), 403(b) and 457 of the Code, "rabbi" trusts and non-qualified deferred compensation plans (collectively, Benefit Plans), provided that the Benefit Plan has existing assets of at least $1 million or 250 eligible employees or participants. Class A shares may be purchased at NAV by participants who are repaying loans made from such plans to the participant.

   Other Waivers. In addition, Class A shares may be purchased at NAV, without the initial sales charge, through the Distributor or the Transfer Agent, by:

    .  Officers of the Trust

    . Employees of the Distributor, Prudential Securities, PI and their subsidiaries and members of the families of such persons who maintain an "employee related" account at Prudential Securities or the transfer agent

    . Employees of subadvisers of the Trust provided that purchases at NAV are permitted by such person's employer

    . Prudential, directors, employees and special agents of Prudential and its subsidiaries and all persons who have retired directly from active service with Prudential or one of its subsidiaries

    . Registered representatives and employees of brokers who have entered into a selected dealer agreement with the Distributor provided that purchases at NAV are permitted by such person's employer

    . Real estate brokers, agents and employees of real estate brokerage companies affiliated with the Prudential Real Estate Affiliates who maintain an account at Prudential Securities, Prusec or with the transfer agent

    . Investors who have a business relationship with a financial adviser who joined Prudential Securities from another investment firm, provided that
       (1) the purchase is made within 180 days of the commencement of the financial adviser's employment at Prudential Securities, or within one year in the case of Benefit Plans, (2) the purchase is made with proceeds of a redemption of shares of any open-end non-money market fund sponsored by the financial adviser's previous employer (other than a fund that imposes a distribution or service fee of 0.25% or less) and
       (3) the financial adviser served as the client's broker on the previous purchase

    . Investors in Individual Retirement Accounts (IRAs), provided the purchase is made in a directed rollover to such IRA or with the proceeds of a tax-free rollover of assets from a Benefit Plan for which Prudential provides administrative or recordkeeping services and further provided that such purchase is made within 60 days of receipt of the Benefit Plan distribution

    . Orders placed by broker-dealers, investment advisers or financial planners who have entered into an agreement with the Distributor, who place trades for their own accounts or the accounts of their clients and who charge a management, consulting or other fee for their services (for example, mutual fund "wrap" or asset allocation programs)

    . Orders placed by clients of broker-dealers, investment advisers or financial planners who place trades for customer accounts if the accounts are linked to the master account of such broker-dealer, investment adviser or financial planner and the broker-dealer, investment adviser or financial planner charges the clients a separate fee for its services (for example, mutual fund "supermarket" programs).

   For an investor to obtain any reduction or waiver of the initial sales charges, at the time of the sale either the transfer agent must be notified directly by the investor or the Distributor must be notified by the broker facilitating the transaction that the sale qualifies for the reduced or waived sales charge. The reduction or waiver will be granted subject to confirmation of your entitlement. No initial sales charges are imposed upon Class A shares acquired upon the reinvestment of dividends and distributions.

   Combined Purchase and Cumulative Purchase Privilege. If an investor or eligible group of related investors purchases Class A shares of the Fund concurrently with Class A shares of other series of the Trust or other Strategic Partners mutual funds, the purchases may be combined to take advantage of the reduced sales charges applicable to larger purchases. See "How to Buy, Sell and Exchange Shares of the Fund--Reducing or Waiving Class A's Initial Sales Charge" in the prospectus of the Fund.

   An eligible group of related Fund investors includes any combination of the following:

    .  An individual

    .  The individual's spouse, their children and their parents

    .  The individual's and spouse's IRA

    . Any company controlled by the individual (a person, entity or group that holds 25% or more of the outstanding voting securities of a company will be deemed to control the company, and a partnership will be deemed to be controlled by each of its general partners)

    . A trust created by the individual, the beneficiaries of which are the individual, his or her spouse, parents or children

    . A Uniform Gifts to Minors Act/Uniform Transfers to Minors Act account created by the individual or the individual's spouse

    . One or more employee benefit plans of a company controlled by an individual.

   Also, an eligible group of related Fund investors may include an employer (or group of related employers) and one or more qualified retirement plans of such employer or employers (an employer controlling, controlled by or under common control with another employer is deemed related to that employer).

   The transfer agent, the Distributor or your broker must be notified at the time of purchase that the investor is entitled to a reduced sales charge. The reduced sales charge will be granted subject to confirmation of the investor's holdings. The Combined Purchase and Cumulative Purchase Privilege does not apply to individual participants in any retirement or group plans.


   Letters of Intent. Reduced sales charges also are available to investors (or an eligible group of related investors) who enter into a written Letter of Intent providing for the purchase, within a thirteen-month period, of shares of the Fund and shares of other Strategic Partners Mutual Funds. Retirement and group plans do not qualify to purchase Class A shares at NAV by entering into a Letter of Intent.



   For purposes of the Letter of Intent, all shares of the Fund and shares of other Strategic Partners mutual funds that were previously purchased and are still owned and money market shares received for such shares in an exchange are also included in determining the applicable reduction. However, the value of shares held directly with the Transfer Agent and through your broker will not be aggregated to determine the reduced sales charge.


   A Letter of Intent permits a purchaser to establish a total investment goal to be achieved by any number of investments over a thirteen-month period. Each investment made during the period will receive the reduced sales charge applicable to the amount represented by the goal, as if it were a single investment. Escrowed Class A shares totaling 5% of the dollar amount of the Letter of Intent will be held by the Transfer Agent in the name of the investor. The effective date of an Investment Letter of Intent may be back-dated up to 90 days, in order that any investments made during this 90-day period, valued at the purchaser's cost, can be applied to the fulfillment of the Letter of Intent goal.


   The Letter of Intent does not obligate the investor to purchase, nor the Fund to sell, the indicated amount. In the event the Letter of Intent goal is not satisfied within the thirteen-month period, the investor is required to pay the difference between the sales charge otherwise applicable to the purchases made during this period and sales charge actually paid. Such payment may be made directly to the Distributor or, if not paid, the Distributor will redeem sufficient escrowed shares to obtain such difference. If the goal is exceeded in an amount that qualifies for a lower sales charge, a price adjustment is made by refunding to the investor the amount of excess sales charge, if any, paid during the thirteen-month period. Investors electing to purchase Class A shares of the Fund pursuant to a Letter of Intent should carefully read such Letter of Intent.


   The Distributor must be notified at the time of purchase that the investor is entitled to a reduced sales charge. The reduced sales charge will be granted subject to confirmation of the investor's holdings. Letters of Intent are not available to individual participants in any retirement or group plans.

Class B Shares

   The offering price of Class B shares for investors choosing one of the deferred sales charge alternatives is the NAV next determined following receipt of an order in proper form by the Transfer Agent, your broker or the Distributor. Although there is no sales charge imposed at the time of purchase, redemptions of Class B shares may be subject to a CDSC. See "Sale of Shares--Contingent Deferred Sales Charge" below.

   The Distributor will pay, from its own resources, sales commissions of up to 4% of the purchase price of Class B shares to brokers, financial advisers and other persons who sell Class B shares at the time of sale. This facilitates the ability of the Fund to sell the Class B shares without an initial sales charge being deducted at the time of purchase. The Distributor anticipates that it will recoup its advancement of sales commissions from the combination of the CDSC and the distribution fee.

Class C Shares

   The offering price of Class C shares is the next determined NAV plus a 1% sales charge. In connection with the sale of Class C shares, the Distributor will pay, from its own resources, brokers, financial advisers and other persons that distribute Class C shares a sales commission of up to 2% of the purchase price at the time of the sale.

Waiver of Initial Sales Charge--Class C Shares


   Benefit Plans. Class C shares may be purchased at NAV, without payment of an initial sales charge, by Benefit Plans (as defined above), investors who reinvest the proceeds of certain redemptions of unaffiliated investment company shares and investors who purchase shares through certain broker-dealers that are not affiliated with Prudential.



   Investment of Redemption Proceeds from Other Investment
Companies. Investors may purchase Class C shares at NAV, without the initial sales charge, with the proceeds from the redemption of shares of any unaffiliated registered investment company that were not held through an account with any Prudential affiliate. Such purchases must be made within 60 days of the redemption. This waiver is not available to investors who purchase shares directly from the Transfer Agent. You must notify the Transfer Agent directly or through your broker if you are entitled to this waiver and provide the Transfer Agent with such supporting documents as it may deem appropriate.


Class Z Shares

   Class Z shares of the Fund currently are available for purchase by the following categories of investors:

    .  Pension, profit-sharing or other employee benefit plans qualified under
       Section 401 of the Code, deferred compensation and annuity plans under Sections 457 and 403(b)(7) of the Code and non-qualified plans for which the Fund is an available option (collectively, Benefit Plans), provided such Benefit Plans (in combination with other plans sponsored by the same employer or group of related employers) have at least $50 million in defined contribution assets

    . Participants in any fee-based program or trust program sponsored by an affiliate of the Distributor that includes mutual funds as investment options and for which the Fund is an available option

    .  Current and former Trustees of the Trust


    . The Manager or the Adviser or any of their affiliates with an investment of $10 million or more



    .  qualified state tuition programs (529 plans).


   After a Benefit Plan qualifies to purchase Class Z shares, all subsequent purchases will be for Class Z shares.

   In connection with the sale of Class Z shares, the Manager, the Distributor or one of their affiliates may pay brokers, financial advisers and other persons that distribute shares a finder's fee, from its own resources, based on a percentage of the NAV of shares sold by such persons.

Rights of Accumulation

   Reduced sales charges also are available through rights of accumulation, under which an investor or an eligible group of related investors, as described above under "Combined Purchase and Cumulative Purchase Privilege," may aggregate the value of their existing holdings of shares of the Fund and shares of other Strategic Partners mutual funds (excluding money market fund shares, other than those acquired pursuant to the exchange privilege) to determine the reduced sales charge. Rights of accumulation may be applied across the classes of shares of funds within the Strategic Partners mutual fund family. The value of shares held directly with the Transfer Agent and through your broker will not be aggregated to determine the reduced sales charge. The value of existing holdings for purposes of determining the reduced sales charge is calculated using the maximum offering price (NAV plus maximum sales charge) as of the previous business day.

   The Distributor or the Transfer Agent must be notified at the time of purchase that the investor is entitled to a reduced sales charge. The reduced sales charge will be granted subject to confirmation of the investor's holdings. Rights of accumulation are not available to individual participants in any retirement or group plans.

Sale of Shares

   You can redeem your shares at any time for cash at the NAV next determined after the redemption request is received in proper form (in accordance with procedures established by the transfer agent in connection with investors' accounts) by the transfer agent, the Distributor or your broker. In certain cases, however, redemption proceeds will be reduced by the amount of any applicable CDSC, as described below. See "Contingent Deferred Sales Charge" below. If you are redeeming your shares through a broker, your broker must receive your sell order before the Fund computes its NAV for that day (at the close of regular trading on the NYSE, usually 4:00 p.m. New York time) in order to receive that day's NAV. In the event that regular trading on the NYSE closes before 4:00 p.m. New York time, you will receive the following day's NAV if your order to sell is received after the close of regular trading on the NYSE. Your broker will be responsible for furnishing all necessary documentation to the Distributor and may charge you for its services in connection with redeeming shares of the Fund.


   If you hold shares in non-certificate form, a written request for redemption signed by you exactly as the account is registered is required. If you hold certificates, the certificates must be received by the transfer agent, the Distributor or your broker in order for the redemption request to be processed. If redemption is requested by a corporation, partnership, trust or fiduciary, written evidence of authority acceptable to the transfer agent must be submitted before such request will be accepted. All correspondence and documents concerning redemptions should be sent to the Fund in care of its transfer agent, Prudential Mutual Fund Services LLC, Attention: Redemption Services, P.O. Box 8149, Philadelphia, Pennsylvania 19101, the Distributor or to your broker.


Expedited Redemption Privilege

   By electing the Expedited Redemption Privilege, you may arrange to have redemption proceeds sent to your bank account. The Expedited Redemption Privilege may be used to redeem shares in an amount of $200 or more, except if an account for which an expedited redemption is requested has a net asset value of less than $200, the entire account will be redeemed. Redemption proceeds in the amount of $1,000 or more will be remitted by wire to your bank account at a domestic commercial bank that is a member of the Federal Reserve system. Redemption proceeds of less than $1,000 will be mailed by check to your designated bank account. Any applicable contingent deferred sales charge will be deducted from the redemption proceeds. Expedited redemption requests may be made by telephone or letter, must be received by the Fund prior to 4:00 p.m. New York time, to receive a redemption amount based on that day's NAV and are subject to the terms and conditions as set forth in the Prospectus regarding redemption of shares. For more information, see "How to Buy, Sell and Exchange Shares of the Fund--Telephone Redemptions or Exchanges" in the prospectus. The Expedited Redemption Privilege may be modified or terminated at any time without notice. To receive further information, shareholders should contact PMFS at (800) 225-1852.

   Signature Guarantee.  If the proceeds of the redemption (1) exceed $100,000,
(2) are to be paid to a person other than the record owner, (3) are to be sent to an address other than the address on the transfer agent's records, or (4) are to be paid to a corporation, partnership, trust or fiduciary, and your shares are held directly with the transfer agent, the signature(s) on the redemption request and on the certificates, if any, or stock power must be guaranteed by an "eligible guarantor institution." An "eligible guarantor institution" includes any bank, broker, dealer or credit union. The transfer agent reserves the right to request additional information from, and make reasonable inquiries of, any eligible guarantor institution.

   Payment for shares presented for redemption will be made by check within seven days after receipt by the transfer agent, the Distributor or your broker of the certificate and/or written request, except as indicated below. If you hold shares through a broker, payment for shares presented for redemption will be credited to your account at your broker, unless you indicate otherwise. Such payment may be postponed or the right of redemption suspended at times (1) when the NYSE is closed for other than customary weekends and holidays, (2) when trading on the NYSE is restricted, (3) when an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Fund fairly to determine the value of its net assets, or (4) during any other period when the Commission, by order, so permits; provided that applicable rules and regulations of the Commission shall govern as to whether the conditions prescribed in (2), (3) or (4) exist.

   Redemption in Kind. If the Trustees determine that it would be detrimental to the best interests of the remaining shareholders of the Fund to make payment wholly or partly in cash, the Fund may pay the redemption price in whole or in part by a distribution in kind of securities from the investment portfolio of the Fund, in lieu of cash, in conformity with applicable rules of the Commission. Securities will be readily marketable and will be valued in the same manner as in a regular redemption. If your shares are redeemed in kind, you would incur transaction costs in converting the assets into cash. The Fund, however, has elected to be governed by Rule 18f-1 under the 1940 Act, under which the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the NAV of the Fund during any 90-day period for any one shareholder.

   Involuntary Redemption. In order to reduce expenses of the Fund, the Trustees may redeem all of the shares of any shareholder, other than a shareholder that is an IRA or other tax-deferred retirement plan, whose account has a net asset value of less than $500 due to a redemption. The Fund will give such shareholders 60 days' prior written notice in which to purchase sufficient additional shares to avoid such redemption. No CDSC will be imposed on any such involuntary redemption.

   90-day Repurchase Privilege. If you redeem your shares and have not previously exercised the repurchase privilege, you may reinvest any portion or all of the proceeds of such redemption in shares of the Fund at the NAV next determined after the order is received, which must be within 90 days after the date of the redemption. Any CDSC paid in connection with such redemption will be credited (in shares) to your account. (If less than a full repurchase is made, the credit will be on a pro rata basis.) You must notify the transfer agent, either directly or through the Distributor or your broker, at the time the repurchase privilege is exercised to adjust your account for the CDSC you previously paid. Thereafter, any redemptions will be subject to the CDSC applicable at the time of the redemption. See "Contingent Deferred Sales Charge" below. Exercise of the repurchase privilege will generally not affect federal tax treatment of any gain realized upon redemption. However, if the redemption was made within a 30 day period of the repurchase and if the redemption resulted in a loss, some or all of the loss, depending on the amount reinvested, may not be allowed for federal income tax purposes.

   Contingent Deferred Sales Charge


   Certain redemptions of Class A shares within 12 months of purchase are subject to a 1% CDSC. Redemptions of Class B shares will be subject to a contingent deferred sales charge or CDSC declining from 5% to zero over a six-year period. Class C shares redeemed within 18 months of purchase will be subject to a 1% CDSC. The CDSC will be deducted from the redemption proceeds and reduce the amount paid to you. The CDSC will be imposed on any redemption by you that reduces the current value of your Class A, Class B or Class C shares to an amount that is lower than the amount of all payments by you for shares during the preceding 12 months, in the case of Class A shares (in certain cases), six years, in the case of Class B shares, and 18 months, in the case of Class C shares. A CDSC will be applied on the lesser of the original purchase price or the current value of the shares being redeemed. Increases in the value of your shares or shares acquired through reinvestment of dividends or distributions are not subject to a CDSC. The amount of any CDSC will be paid to and retained by the Distributor. If you purchased or hold your shares through a broker, third party administrator or other authorized entity that maintains subaccount recordkeeping, any applicable CDSC that you will pay will be calculated and reported to PMFS by such broker, administrator or other authorized entity.


   The amount of the CDSC, if any, will vary depending on the number of years from the time of payment for the purchase of shares until the time of redemption of such shares. Solely for purposes of determining the number of years from the time of any payment for the purchase of shares, all payments during a month will be aggregated and deemed to have been made on the last day of the month. The CDSC will be calculated from the first day of the month after the initial purchase, excluding the time shares were held in a money market fund.

   The following table sets forth the rates of the CDSC applicable to redemption of Class B shares:

                                     Contingent Deferred Sales
                                      Charge as a Percentage
                 Year Since Purchase  of Dollars Invested or
                    Payment Made        Redemption Proceeds
                 ------------------- -------------------------
                       First........            5.0%
                       Second.......            4.0%
                       Third........            3.0%
                       Fourth.......            2.0%
                       Fifth........            1.0%
                       Sixth........            1.0%
                       Seventh......           None


   In determining whether a CDSC is applicable to a redemption, the calculation will be made in a manner that results in the lowest possible rate. It will be assumed that the redemption is made first of amounts representing shares acquired pursuant to the reinvestment of dividends and distributions; then of amounts representing the increase in NAV above the total amount of payments for the purchase of Class A shares made during the preceding 12 months (in certain cases), Class B shares made during the preceding six years and 18 months for Class C shares; then of amounts representing the cost of shares held beyond the applicable CDSC period; and finally, of amounts representing the cost of shares held for the longest period of time within the applicable CDSC period.


   For example, assume you purchased 100 Class B shares at $10 per share for a cost of $1,000. Subsequently, you acquired 5 additional Class B shares through dividend reinvestment. During the second year after the purchase you decide to redeem $500 of your investment. Assuming at the time of the redemption the NAV had appreciated to $12 per share, the value of your Class B shares would be $1,260 (105 shares at $12 per share). The CDSC would not be applied to the value of the reinvested dividend shares and the amount that represents appreciation ($260). Therefore, $240 of the $500 redemption proceeds ($500 minus $260) would be charged at a rate of 4% (the applicable rate in the second year after purchase) for a total CDSC of $9.60.

   For federal income tax purposes, the amount of the CDSC will reduce the gain, or increase the loss, as the case may be, on the amount recognized on the redemption of shares.

   Waiver of Contingent Deferred Sales Charge--Class B Shares. The CDSC will be waived in the case of a redemption following the death or disability of a shareholder or, in the case of a trust account, following the death or disability of the grantor. The waiver is available for total or partial redemptions of shares owned by a person, either individually or in joint tenancy, at the time of death or initial determination of disability, provided that the shares were purchased prior to death or disability.

   The CDSC will also be waived in the case of a total or partial redemption in connection with certain distributions made without penalty under the Code from a tax-deferred retirement plan, an IRA or Section 403(b) custodial account. These distributions are:

   (1) in the case of a tax-deferred retirement plan, a lump-sum or other distribution after retirement;

   (2) in the case of an IRA (including a Roth IRA), a lump-sum or other distribution after attaining age 59 1/2 or a periodic distribution based on life expectancy;

   (3) in the case of a Section 403(b) custodial account, a lump sum or other distribution after attaining age 59 1/2; and

   (4) a tax-free return of an excess contribution or plan distributions following the death or disability of the shareholder, provided that the shares were purchased prior to death or disability.

   The waiver does not apply in the case of a tax-free rollover or transfer of assets, other than one following a separation from service (that is, following voluntary or involuntary termination of employment or following retirement). Under no circumstances will the CDSC be waived on redemptions resulting from the termination of a tax-deferred retirement plan, unless such redemptions otherwise qualify for a waiver as described above. Shares purchased with amounts used to repay a loan from such plans on which a CDSC was not previously deducted will thereafter be subject to a CDSC without regard to the time such amounts were previously invested. In the case of a 401(k) plan, the CDSC will also be waived upon the redemption of shares purchased with amounts used to repay loans made from the account to the participant and from which a CDSC was previously deducted.


   Systematic Withdrawal Plan. The CDSC will be waived (or reduced) on certain redemptions from a Systematic Withdrawal Plan. On an annual basis, up to 12% of the total dollar amount subject to the CDSC may be redeemed without charge. The transfer agent will calculate the total amount available for this waiver annually on the anniversary date of your purchase. The CDSC will be waived (or reduced) on redemptions until this threshold 12% is reached. The Systematic Withdrawal Plan is not available to participants in certain retirement plans. Please contact PMFS for more details.


   In addition, the CDSC will be waived on redemptions of shares held by Trustees of the Trust.

   You must notify the Fund's transfer agent either directly or through your broker at the time of redemption, that you are entitled to waiver of the CDSC and provide the transfer agent with such supporting documentation as it may deem appropriate. The waiver will be granted subject to confirmation of your entitlement. In connection with these waivers, the transfer agent will require you to submit the supporting documentation set forth below.


Category of Waiver                                             Required Documentation

Death                                                          A copy of the shareholder's death certificate or, in the case of a trust, a copy of the grantor's death certificate, plus a copy of the trust agreement identifying the grantor.

Disability--An individual will be considered disabled if he    A copy of the Social Security Administration award letter or a or she is unable to engage in any substantial gainful activity letter from a physician on the physician's letterhead stating that
by reason of any medically determinable physical or mental     the shareholder (or, in the case of a trust, the grantor (a copy
impairment that can be expected to result in death or to be    of the trust agreement identifying the grantor will be required
of long-continued and indefinite duration.                     as well)) is permanently disabled. The letter must also indicate the date of disability.

Distribution from an IRA or 403(b) Custodial Account           A copy of the distribution form from the custodial firm
                                                               indicating (i) the date of birth of the shareholder and (ii) that the shareholder is over age 59 1/2 and is taking a normal
                                                               distribution--signed by the shareholder.

Distribution from Retirement Plan                              A letter signed by the plan administrator/trustee indicating the reason for the distribution.

Excess Contributions                                           A letter from the shareholder (for an IRA) or the plan
                                                               administrator/trustee on company letterhead indicating the amount of the excess and whether or not taxes have been paid.


   The transfer agent reserves the right to request such additional documents as it may deem appropriate.

Waiver of Contingent Deferred Sales Charge--Class C Shares

   The CDSC will be waived on redemptions from Benefit Plans holding shares through a broker for which the broker provides administrative or recordkeeping services.

Conversion Feature--Class B Shares

   Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. Conversions will be effected at relative NAV without the imposition of any additional sales charge.

   Since the Fund tracks amounts paid rather than the number of shares bought on each purchase of Class B shares, the number of Class B shares eligible to convert to Class A shares (excluding shares acquired through the automatic reinvestment of dividends and other distributions) (the Eligible Shares) will be determined on each conversion date in accordance with the following formula:
(1) the ratio of (a) the amounts paid for Class B shares purchased at least seven years prior to the conversion date to (b) the total amount paid for all Class B shares purchased and then held in your account (2) multiplied by the total number of Class B shares purchased and then held in your account. Each time any Eligible Shares in your account convert to Class A shares, all shares or amounts representing Class B shares then in your account that were acquired through the automatic reinvestment of dividends and other distributions will convert to Class A shares.

   For purposes of determining the number of Eligible Shares, if the Class B shares in your account on any conversion date are the result of multiple purchases at different NAVs, the number of Eligible Shares calculated as described above will generally be either more or less than the number of shares actually purchased approximately seven years before such conversion date. For example, if 100 shares were initially purchased at $10 per share (for a total of $1,000) and a second purchase of 100 shares was subsequently made at $11 per share (for a total of $1,100), 95.24 shares would convert approximately seven years from the initial purchase (that is, $1,000 divided by $2,100 (47.62%), multiplied by 200 shares equals 95.24 shares). The Manager reserves the right to modify the formula for determining the number of Eligible Shares in the future as it deems appropriate on notice to shareholders.

   Since annual distribution-related fees are lower for Class A shares than Class B shares, the per share NAV of the Class A shares may be higher than that of the Class B shares at the time of conversion. Thus, although the aggregate dollar value will be the same, you may receive fewer Class A shares than Class B shares converted.

   For purposes of calculating the applicable holding period for conversions, all payments for Class B shares during a month will be deemed to have been made on the last day of the month, or for Class B shares acquired through exchange, or a series of exchanges, on the last day of the month in which the original payment for purchases of such Class B shares was made. For Class B shares previously exchanged for shares of a money market fund, the time period during which such assets were held in the money market fund will be excluded. For example, Class B shares acquired through an exchange of assets held in a money market fund for one year would not convert to Class A shares until approximately eight years from purchase. For purposes of measuring the time period during which shares are held in a money market fund, exchanges will be deemed to have been made on the last day of the month. Class B shares acquired through exchange will convert to Class A shares after expiration of the conversion period applicable to the original purchase of such shares.

   The conversion feature may be subject to the continuing availability of opinions of counsel or rulings of the Internal Revenue Service (1) that the dividends and other distributions paid on Class A, Class B, Class C and Class Z shares will not constitute "preferential dividends" under the Code and (2) that the conversion of shares does not constitute a taxable event. The conversion of Class B shares into Class A shares may be suspended if such opinions or rulings are no longer available. If conversions are suspended, Class B shares of the Fund will continue to be subject, possibly indefinitely, to their higher annual distribution and service fee.

                        SHAREHOLDER INVESTMENT ACCOUNT

   Upon the initial purchase of Fund shares, a Shareholder Investment Account is established for each investor under which a record of the shares is maintained by the transfer agent. If a share certificate is desired, it must be requested in writing for each transaction. Certificates are issued only for full shares and may be redeposited in the Account at any time. There is no charge to the investor for issuance of a certificate. The Fund makes available to its shareholders the following privileges and plans.

Automatic Reinvestment of Dividends and Distributions

   For the convenience of investors, all dividends and distributions are automatically reinvested in full and fractional shares of the Fund. An investor may direct the transfer agent in writing not less than five full business days prior to the record date to have subsequent dividends or distributions sent in cash rather than reinvested. In the case of recently purchased shares for which registration instructions have not been received on the record date, cash payment will be made directly to the broker. Any shareholder who receives a cash payment representing a dividend or distribution may reinvest such dividend or distribution at NAV by returning the check or the proceeds to the transfer agent within 30 days after the payment date. Such investment will be made at the NAV per share next determined after receipt of the check or proceeds by the transfer agent. Such shareholder will receive credit for any CDSC paid in connection with the amount of proceeds being reinvested.

Exchange Privilege

   The Fund makes available to its shareholders the privilege of exchanging their shares of the Fund for shares of the other mutual funds that the Trust offers and other Strategic Partners mutual funds, including Special Money Market Fund, Inc. (Money Fund), subject in each case to the minimum investment requirements of such funds. Shares of such other Strategic Partners mutual funds may also be exchanged for shares of the Fund. All exchanges are made on the basis of the relative NAV next determined after receipt of an order in proper form. An exchange will be treated as a redemption and purchase for tax purposes. For retirement and group plans offering only certain of the Strategic Partners mutual funds, the exchange privilege is available for those funds eligible for investment in the particular program.

   It is contemplated that the exchange privilege may be applicable to new Strategic Partners mutual funds whose shares may be distributed by the Distributor.

   In order to exchange shares by telephone, you must authorize telephone exchanges on your initial application form or by written notice to the transfer agent and hold shares in non-certificate form. Thereafter, you may call the mutual fund whose shares you wish to exchange at (800) 225-1852 to execute a telephone exchange of shares, on weekdays, except holidays, between the hours of 8:00 a.m. and 6:00 p.m. New York time. For your protection and to prevent fraudulent exchanges, your telephone call will be recorded and you will be asked to provide your personal identification number. A written confirmation of the exchange transaction will be sent to you. Neither the Fund nor its agents will be liable for any loss, liability or cost which results from acting upon instructions reasonably believed to be genuine under the foregoing procedures. All exchanges will be made on the basis of the relative NAV of the two funds next determined after the request is received in good order.

   If you hold shares through Prudential Securities, you must exchange your shares by contacting your Prudential Securities financial adviser.

   If you hold certificates, the certificates must be returned in order for the shares to be exchanged.

   You may also exchange shares by mail by writing to Prudential Mutual Fund Services LLC, Attention: Exchange Processing, P.O. Box 8157, Philadelphia, PA 19101.

   In periods of severe market or economic conditions the telephone exchange of shares may be difficult to implement and you should make exchanges by mail by writing to Prudential Mutual Fund Services LLC, at the address noted above.

   Class A. Shareholders of the Fund may exchange their Class A shares for Class A shares of other Strategic Partners mutual funds, and shares of Money Fund. No fee or sales load will be imposed upon the exchange. Shareholders of Money Fund who acquired such shares upon exchange of Class A shares may use the exchange privilege only to acquire Class A shares of Strategic Partners mutual funds.

   Class B and Class C. Shareholders of the Fund may exchange their Class B and Class C shares of the Fund for Class B and Class C shares, respectively, of other Strategic Partners mutual funds and shares of Money Fund. No CDSC will be payable upon such exchange, but a CDSC may be payable upon the redemption of the Class B and Class C shares acquired as a result of an exchange. The applicable sales charge will be that imposed by the fund in which shares were initially purchased and the purchase date will be deemed to be the first day of the month after the initial purchase, rather than the date of the exchange.

   Class B and Class C shares of the Fund may also be exchanged for shares of Money Fund without imposition of any CDSC at the time of exchange. Upon subsequent redemption from such money market fund or after re-exchange into the Fund, such shares will be subject to the CDSC calculated without regard to the time such shares were held in the money market fund. In order to minimize the period of time in which shares are subject to a CDSC, shares exchanged out of the money market fund will be exchanged on the basis of their remaining holding periods, with the longest remaining holding periods being transferred first. In measuring the time period shares are held in Money Fund and "tolled" for purposes of calculating the CDSC holding period, exchanges are deemed to have been made on the last day of the month. Thus, if shares are exchanged into the Fund from Money Fund during the month (and are held in the Fund at the end of the month), the entire month will be included in the CDSC holding period. Conversely, if shares are exchanged into Money Fund prior to the last day of the month (and are held in Money Fund on the last day of the month), the entire month will be excluded from the CDSC holding period. For purposes of calculating the seven-year holding period applicable to the Class B conversion feature, the time period during which Class B shares were held in a money market fund will be excluded.


   At any time after acquiring shares of other Strategic Partners mutual funds participating in the Class B or Class C exchange privilege, a shareholder may again exchange those shares (and any reinvested dividends and distributions) for Class B or Class C shares of the Fund, respectively, without subjecting such shares to any CDSC. Shares of any fund participating in the Class B or Class C exchange privilege that were acquired through reinvestment of dividends or distributions may be exchanged for Class B or Class C shares of other funds, respectively, without being subject to any CDSC.


   Class Z. Class Z shares may be exchanged for Class Z shares of other Strategic Partners mutual funds.

Dollar Cost Averaging

   Dollar cost averaging is a method of accumulating shares by investing a fixed amount of dollars in shares at set intervals. An investor buys more shares when the price is low and fewer shares when the price is high. The average cost per share is lower than it would be if a constant number of shares were bought at set intervals.

   Dollar cost averaging may be used, for example, to plan for retirement, to save for a major expenditure, such as the purchase of a home, or to finance a college education. The cost of a year's education at a four-year college today averages around $22,500 at a private college and around $10,600 at a public university. Assuming these costs increase at a rate of 7% a year, the cost of one year at a private college could reach approximately $44,300 and over $21,000 at a public university in 10 years.1

   The following chart shows how much you would need in monthly investments to achieve specified lump sums to finance your investment goals./2/

            Period of
            Monthly Investments: $100,000 $150,000 $200,000 $250,000
            -------------------- -------- -------- -------- --------
                  25 Years......  $  105   $  158   $  210   $  263
                  20 Years......     170      255      340      424
                  15 Years......     289      438      578      722
                  10 Years......     547      820    1,093    1,366
                  5 Years.......   1,361    2,041    2,721    3,402

   See "Automatic Investment Plan"
----------
   /1/ Source information concerning the costs of education at public and private universities is available from The College Board Annual Survey of Colleges. Average costs for private institutions include tuition, fees, room and board for the 1998-1999 academic year.
   /2/ The chart assumes an effective rate of return of 8% (assuming monthly compounding). This example is for illustrative purposes only and is not intended to reflect the performance of an investment in shares of the Fund. The investment return and principal value of an investment will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost.

Automatic Investment Plan (AIP)


   Under AIP, an investor may arrange to have a fixed amount automatically invested in shares of the Fund monthly by authorizing his or her bank account or brokerage account to be debited to invest specified dollar amounts in shares of the Fund. The investor's bank must be a member of the Automatic Clearing House System.


   Further information about this program and an application form can be obtained from the transfer agent, the Distributor or your broker.

Systematic Withdrawal Plan


   A systematic withdrawal plan is available to shareholders through the transfer agent, the Distributor or your broker. Such withdrawal plan provides for monthly or quarterly checks in any amount, except as provided below, up to the value of the shares in the shareholder's account. Withdrawals of Class B or Class C shares may be subject to a CDSC.



   In the case of shares held through the Transfer Agent, the shareholder must elect to have all dividends and/or distributions automatically reinvested in additional full and fractional shares at NAV on shares held under this plan.


   The transfer agent, the Distributor or your broker acts as an agent for the shareholder in redeeming sufficient full and fractional shares to provide the amount of the periodic withdrawal payment. The Systematic Withdrawal Plan may be terminated at any time, and the Distributor reserves the right to initiate a fee of up to $5 per withdrawal, upon 30 days' written notice to the shareholder.

   Withdrawal payments should not be considered as dividends, yield or income. If systematic withdrawals continuously exceed reinvested dividends and distributions, the shareholder's original investment will be correspondingly reduced and ultimately exhausted.

   Furthermore, each withdrawal constitutes a redemption of shares, and any gain or loss realized must be recognized for federal income tax purposes. In addition, withdrawals made concurrently with purchases of additional shares are inadvisable because of the sales charges applicable to (1) the purchase of Class A and Class C shares and (2) the redemption of Class B and Class C shares. Each shareholder should consult his or her own tax adviser with regard to the tax consequences of the Systematic Withdrawal Plan, particularly if used in connection with a retirement plan.



Tax-Deferred Retirement Accounts


   Individual Retirement Accounts. An IRA permits the deferral of federal income tax on income earned in the account until the earnings are withdrawn. The following chart represents a comparison of the earnings in a personal savings account with those in an IRA, assuming a $2,000 annual contribution, an 8% rate of return and a 38.6% federal income tax bracket and shows how much more retirement income can accumulate within an IRA as opposed to a taxable individual savings account.


                          Tax-Deferred Compounding/1/


                        Contributions Personal
                        Made Over:    Savings    IRA
                        ------------- -------- --------
                          10 years... $ 26,283 $ 31,291

                          15 years...   44,978   58,649

                          20 years...   68,739   98,846

                          25 years...   98,936  157,909

                          30 years...  137,316  244,692

----------
/1/The chart is for illustrative purposes only and does not represent the performance of the Fund or any specific investment. It shows taxable versus tax-deferred compounding for the periods and on the terms indicated. Earnings in a traditional IRA account will be subject to tax when withdrawn from the account. Distributions from a Roth IRA that meet the conditions required under the Code will not be subject to tax upon withdrawal from the account.

                                NET ASSET VALUE

   The Fund's NAV is determined by subtracting its liabilities from the value of its assets and dividing the remainder by the number of outstanding shares. NAV is calculated separately for each class. The Fund will compute its NAV once each business day at the close of regular trading on the NYSE, usually 4:00 p.m. New York time. The Fund may not compute its NAV on days on which no orders to purchase, sell or redeem Fund shares have been received or days on which changes in the value of the Fund's portfolio securities do not materially affect its NAV. The NYSE is closed on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.


   Under the 1940 Act, the Board is responsible for determining in good faith the fair value of securities of the Fund. In accordance with procedures adopted by the Board, the value of investments listed on a securities exchange and Nasdaq National Market System securities (other than options on stock and stock indexes) are valued at the last sales price on such exchange system on the day of valuation, or, if there was no sale on such day, the mean between the last bid and asked prices on such day or at the last bid price on such day in the absence of an asked price. Corporate bonds (other than convertible debt securities) and U.S. government securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by the Adviser, in consultation with the Manager, to be over-the-counter, are valued on the basis of valuations provided by an independent pricing agent or more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer). Convertible debt securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by the Adviser in consultation with the Manager to be over-the-counter, are valued by an independent pricing agent or at the mean between the last reported bid and asked prices (or at the last bid price in the absence of an asked price) provided by more than one principal market makers (if available, otherwise by a principal market maker or a primary market dealer). Options on stock and stock indexes traded on an exchange are valued at the last sale price on such exchange or, if there was no such sale on such day, at the mean between the most recently quoted bid and asked prices on the respective exchange or at the last bid price on such day in the absence of an asked price and futures contracts and options thereon are valued at their last sale prices as of the close of trading on the applicable commodities exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price on such day in the absence of an asked price. Should an extraordinary event, which is likely to affect the value of the security, occur after the close of an exchange on which a portfolio security is traded, such security will be valued at fair value considering factors determined in good faith by the Adviser under procedures established by and under the general supervision of the Board.



   Securities or other assets for which reliable market quotations are not readily available or for which the pricing agent or principal market maker does not provide a valuation or methodology or provides a valuation or methodology that, in the judgment of the Adviser or the Manager (or Valuation Committee or Board), does not represent fair value, (Fair Value Securities) are valued by the Valuation Committee or Board in consultation with the Adviser and the Manager, including, as applicable, its portfolio managers, traders and research and credit analysts on the basis of the following factors: nature of any restrictions on disposition of the securities, assessment of the general liquidity/illiquidity of the securities, the issuer's financial condition and the market in which it does business, cost of the investment, transactions in comparable securities, the size of the holding and the capitalization of the issuer, the prices of any recent transactions or bids/offers for such securities or any comparable securities, any available analyst, media or other report or information deemed reliable by the Manager or Adviser regarding the issuer or the markets or industry in which it operates; other analytical data; and consistency with valuation of similar securities held by other Prudential or Strategic Partners mutual funds, and such other factors as may be determined by the Adviser, Manager, Board or Valuation Committee to materially affect the value of the security. Fair Value Securities may include, but are not limited to, the following: certain private placements and restricted securities that do not have an active trading market; securities whose trading has been suspended or for which market quotes are no longer available; debt securities that have recently gone into default and for which there is no current market; securities whose prices are stale; securities denominated in currencies that are restricted, untraded or for which exchange rates are disrupted; securities affected by significant events; and securities that the Adviser or Manager believe were priced incorrectly. A "significant event" (which includes, but is not limited to, an extraordinary political or market event) is an event that the Adviser or Manager believes with a reasonably high degree of certainty has caused the closing market prices of the Fund's portfolio securities to no longer reflect their value at the time of the Fund's NAV calculation. On a day that the Manager determines that one or more of the Fund's portfolio securities constitute Fair Value Securities, the Manager may determine the fair value of these securities without the supervision of the Valuation Committee if the fair valuation of all such securities results in a change of less than $0.01 to the Fund's NAV and the Manager presents these valuations to the Board for its ratification. Debt investments are valued at cost, with interest accrued or discount amortized to the date of maturity, if their original maturity was 60 days or less, unless such valuation, in the judgment of the Adviser or Manager does not represent fair value. Debt securities with remaining maturities of more than 60 days, for which market quotations are readily available, are valued at their current market quotations as supplied by an independent pricing agent or more than one principal market maker (if available otherwise a primary market dealer).


   Although the legal rights of each class of shares are substantially identical, the different expenses borne by each class will result in different NAVs and dividends. The NAV of Class B and Class C shares will generally be lower than the NAV of Class A shares as a result of the larger distribution-related fee to which Class B and Class C shares are subject. The NAV of Class Z shares will generally be higher than the NAV of Class A, Class B or Class C shares because Class Z shares are not subject to any distribution or service fee. It is expected, however, that the NAV of the four classes will tend to converge immediately after the recording of dividends, if any, which will differ by approximately the amount of the distribution and/or service fee expense accrual differential among the classes.

                      TAXES, DIVIDENDS AND DISTRIBUTIONS


   The Fund intends to elect to qualify and remain qualified as a regulated investment company under Subchapter M of the Code. This relieves the Fund (but not its shareholders) from paying federal income tax on income and capital gains that are distributed to shareholders, and permits net capital gains of the Fund (that is, the excess of net long-term capital gains over net short-term capital losses) to be treated as long-term capital gains of the shareholders, regardless of how long shareholders have held their shares in the Fund. Net capital gains of the Fund that are available for distribution to shareholders will be computed by taking into account any capital loss carryforward of the Fund.



   Qualification of the Fund as a regulated investment company requires, among other things, that (a) the Fund derive at least 90% of its annual gross income from interest, dividends, payments with respect to certain securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such securities or currencies; (b) the Fund diversify its holdings so that, at the end of each quarter of the taxable year, (1) at least 50% of the value of the Fund's assets is represented by cash and cash items, U.S. government securities or the securities of other regulated investment companies and other securities limited in respect of any one issuer to an amount not greater than 5% of the value of the Fund's assets and not more than 10% of the outstanding voting securities of such issuer, and (2) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. government securities or the securities of other regulated investment companies); and (c) the Fund distribute to its shareholders at least 90% of its net investment income and net short-term capital gains (that is, the excess of net short-term capital gains over net long-term capital losses) in each year.


   In addition, the Fund is required to distribute 98% of its ordinary income in the same calendar year in which it is earned. The Fund is also required to distribute during the calendar year 98% of the capital gain net income it earned during the 12 months ending on October 31 of such calendar year. In addition, the Fund must distribute during the calendar year all undistributed ordinary income and undistributed capital gain net income from the prior year or the twelve-month period ending on October 31 of such prior calendar year, respectively. To the extent it does not meet these distribution requirements, the Fund will be subject to a nondeductible 4% excise tax on the undistributed amount. For purposes of this excise tax, income on which the Fund pays income tax is treated as distributed.


   Gains or losses on sales of securities by the Fund will be treated as long-term capital gains or losses if the securities have been held by it for more than one year, except in certain cases where the Fund acquires a put or writes a call, or otherwise holds an offsetting position, with respect to the securities. Long-term capital gains are taxed at a rate of up to 20%. Other gains or losses on the sale of securities will be short-term capital gains or losses taxable at ordinary income tax rates. Gain or loss realized by the Fund from a closing transaction with respect to options written by the Fund, or gain from the lapse of any such option, will be treated as short-term capital gain or loss. Gain or loss realized by the Fund from options purchased by the Fund (other than options that are "Section 1256 contracts," as discussed below), as well as loss attributable to the lapse of such options, will be treated as capital gain or loss. Such capital gain or loss generally will be long-term or short-term depending upon whether the Fund held the particular option for more than one year.



   Options and futures contracts that are "Section 1256 contracts" (such as certain listed options or futures contracts on stock indexes) held by the Fund will be required to be "marked to market" for federal income tax purposes; that is, treated as having been sold at their fair market value on the last business day of the Fund's taxable year. Sixty percent of any gain or loss recognized on these deemed sales and on actual dispositions of Section 1256 Contracts will be treated as long-term capital gain or loss, and the remainder will be treated as short-term capital gain or loss. Any gain or loss arising from deemed or actual sales of foreign currency forward contracts will be treated as ordinary income or loss.



   Certain of the Fund's transactions may be subject to wash sale, short sale, constructive sale, anti-conversion and straddle provisions of the Code that may, among other things, require the Fund to defer recognition of losses. In addition, debt securities acquired by the Fund may be subject to original issue discount and market discount rules that, respectively, may cause the Fund to accrue income in advance of the receipt of cash with respect to interest or cause gains to be treated as ordinary income.

   Gains or losses attributable to fluctuations in exchange rates that occur between the time the Fund accrues interest or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities are treated as ordinary income or loss. Similarly, gains or losses on dispositions of debt securities denominated in a foreign currency attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security and the date of disposition also are treated as ordinary income or loss. These gains or losses, referred to under the Code as "Section 988" gains or losses, increase or decrease the amount of the Fund's investment company taxable income available to be distributed to its shareholders as ordinary income, rather than increasing or decreasing the amount of the Fund's net capital gain. If Section 988 losses exceed other investment company taxable income during a taxable year, the Fund would not be able to make any ordinary dividend distributions, or distributions made before the losses were realized would be recharacterized as a return of capital to shareholders, rather than as an ordinary dividend, thereby reducing each shareholder's basis in his or her Fund shares.


   Shareholders electing to receive dividends and distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the NAV of the Fund on the reinvestment date.

   Any dividends or distributions paid shortly after a purchase by an investor may have the effect of reducing the per share NAV of the investor's shares by the per share amount of the dividends or distributions. Furthermore, such dividends or distributions, although in effect a return of capital, are subject to federal income taxes. In addition, dividends and capital gains distributions may also be subject to state and local income taxes. Therefore, prior to purchasing shares of the Fund, the investor should carefully consider the impact of dividends or capital gains distributions that are expected to be or have been announced.


   Any loss realized on a sale, redemption or exchange of shares of the Fund by a shareholder will be disallowed to the extent the shares are replaced within a 61-day period beginning 30 days before and ending 30 days after the disposition of shares. Shares purchased pursuant to the reinvestment of a dividend will constitute a replacement of shares.


   A shareholder who acquires shares of the Fund and sells or otherwise disposes of such shares within 90 days of acquisition may not be allowed to include certain sales charges incurred in acquiring such shares for purposes of calculating gain or loss realized upon a sale or exchange of shares of the Fund.


   Dividends of net investment income and distributions of net short-term capital gains paid to a shareholder (including a shareholder acting as a nominee or fiduciary) who is a nonresident alien individual or a foreign entity (foreign shareholder) are generally subject to a 30% (or lower treaty rate) withholding tax upon the gross amount of the dividends unless the dividends are effectively connected with a U.S. trade or business conducted by the foreign shareholder. Capital gain distributions paid to a foreign shareholder are generally not subject to withholding tax. A foreign shareholder will, however, be required to pay U.S. income tax on any dividends and capital gain distributions that are effectively connected with a U.S. trade or business of the foreign shareholder. Foreign shareholders should consult their own tax advisors with respect to the particular tax consequences to them of an investment in the Fund.



   Dividends received by corporate shareholders generally are not eligible for a dividends-received deduction of 70% in respect of dividends paid by the Fund.


   The per share dividends on Class B and Class C shares will be lower than the per share dividends on Class A and Class Z shares as a result of the higher distribution-related fee applicable to the Class B and Class C shares. The per share distributions of net capital gains, if any, will be paid in the same amount for Class A, Class B, Class C and Class Z shares. See "Net Asset Value."



   Income received by the Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Income tax treaties between certain countries and the United States may reduce or eliminate such taxes. It is impossible to determine in advance the effective rate of foreign tax to which the Fund will be subject, since the amount of the Fund's assets to be invested in various countries will vary. The Fund does not expect to meet the requirements of the Code for "passing-through" to its shareholders any foreign income taxes paid.

   Shareholders are advised to consult their own tax advisers with respect to the federal, state and local tax consequences resulting from their investment in the Fund.

                            PERFORMANCE INFORMATION

   Average Annual Total Return. The Fund may from time to time advertise its average annual total return. Average annual total return is determined separately for Class A, Class B, Class C and Class Z shares.

   Average annual total return is computed according to the following formula:

                              P(1 + T)/n/= ERV

Where:   P =   hypothetical initial payment of $1000.
         T =   average annual total return.
         n =   number of years.
       ERV =   ending redeemable value of a hypothetical $1000 payment made at the beginning of the 1, 5 or 10 year periods at the end of the
               1, 5 or 10 year periods (or fractional portion thereof).

   Average annual total return takes into account any applicable initial or deferred sales charges but does not take into account any federal or state income taxes that may be payable upon receiving distributions and following redemption.


Average Annual Total Return (After Taxes on Distributions and After Taxes on Distributions and Redemptions).





   Average annual total return (after taxes on distributions and after taxes on distributions and redemption) each takes into account any applicable initial or contingent deferred sales charges and takes into account federal income taxes that may be payable upon receiving distributions and following redemption. Federal income taxes are calculated using the highest marginal income tax rates in effect on the reinvestment date.



   Average annual total return (after taxes on distributions) is computed according to the following formula:


                             P(1+T)/n/ = ATV\\D\\


Where:        P =   a hypothetical initial payment of $1,000.
              T =   average annual total return (after taxes on distributions).
              n =   number of years.
       ATV\\D\\ =   ending value of a hypothetical $1,000 payment made at the
                    beginning of the 1-, 5- or 10-year periods at the end of the 1-,
                    5- or 10-year periods (or fractional portion), after taxes on fund distributions but not after taxes on redemptions.







   Average annual total return (after taxes on distributions and redemption) is computed according to the following formula:



                             P(1+T)/n/ = ATV\\DR\\



Where:         P =   a hypothetical initial payment of $1,000.
               T =   average annual total return (after taxes on distributions and redemption).
               n =   number of years.
       ATV\\DR\\ =   ending value of a hypothetical $1,000 payment made at the
                     beginning of the 1-, 5- or 10-year periods at the end of the 1-,
                     5- or 10-year periods (or fractional portion), after taxes on fund distributions and redemptions.




   Aggregate Total Return. The Fund may also advertise its aggregate total return. Aggregate total return is determined separately for Class A, Class B, Class C and Class Z shares.

   Aggregate total return represents the cumulative change in the value of an investment in the Fund and is computed according to the following formula:




                                    ERV-P
                                 T= -----
                                      P


Where:   P =   a hypothetical initial payment of $1000.
         T =   total aggregate return.
       ERV =   ending redeemable value of a hypothetical $1000 payment made at the beginning of the 1, 5 or 10 year periods at the end of the
               1, 5 or 10 year periods (or fractional portion thereof).


   Aggregate total return does not take into account any federal or state income taxes that may be payable upon redemption or any applicable initial or contingent deferred sales charges.

   Advertising. Advertising materials for the Fund may include biographical information relating to its portfolio manager(s), and may include or refer to commentary by the Fund's manager(s) concerning investment style, investment discipline, asset growth, current or past business experience, business capabilities, political, economic or financial conditions and other matters of general interest to investors. Advertising materials for the Fund also may include mention of Prudential or Strategic Partners, its affiliates and subsidiaries, and reference the assets, products and services of those entities.

   From time to time, advertising materials for the Fund may include information concerning retirement and investing for retirement, may refer to the approximate number of Fund shareholders and may refer to Lipper rankings or Morningstar ratings, other related analysis supporting those ratings, other industry publications, business periodicals and market indexes. In addition, advertising materials may reference studies or analyses performed by the Manager or its affiliates. Advertising materials for sector funds, funds that focus on market capitalizations, index funds and international/global funds may discuss the potential benefits and risks of that investment style.

   The Trust also may include comparative performance information in advertising or marketing the Fund's shares. Such performance information may include data from Lipper, Inc., Morningstar Publications, Inc., other industry publications, business periodicals and market indexes. Set forth below is a chart that compares the performance of different types of investments over the long term and the rate of inflation./1/

                                    [CHART]

                        ----------------------------
                        PERFORMANCE
                        COMPARISON OF DIFFERENT
                        TYPES OF INVESTMENTS
                        OVER THE LONG TERM
                        (12/31/1925-12/31/2001)
                        ----------------------------
                        Common Stocks          10.7%
                        Long-Term Gov't. Bonds  5.3%
                        Inflation               3.1%











----------

   /1/ Source: Ibbotson Associates. Used with permission. All rights reserved. Common stock returns are based on the Standard & Poor's 500 Composite Stock Price Index, a market-weighted, unmanaged index of 500 common stocks in a variety of industry sectors. It is a commonly used indicator of broad stock price movements. This chart is for illustrative purposes only and is not intended to represent the performance of any particular investment or fund. Investors cannot invest directly in an index. Past performance is not a guarantee of future results.

                  APPENDIX I--GENERAL INVESTMENT INFORMATION

   The following terms are used in mutual fund investing.

Asset Allocation

   Asset allocation is a technique for reducing risk, providing balance. Asset allocation among different types of securities within an overall investment portfolio helps to reduce risk and to potentially provide stable returns, while enabling investors to work toward their financial goal(s). Asset allocation is also a strategy to gain exposure to better performing asset classes while maintaining investment in other asset classes.

Diversification

   Diversification is a time-honored technique for reducing risk, providing "balance" to an overall portfolio and potentially achieving more stable returns. Owning a portfolio of securities mitigates the individual risks (and returns) of any one security. Additionally, diversification among types of securities reduces the risks (and general returns) of any one type of security.

Duration

   Debt securities have varying levels of sensitivity to interest rates. As interest rates fluctuate, the value of a bond (or a bond portfolio) will increase or decrease. Longer term bonds are generally more sensitive to changes in interest rates. When interest rates fall, bond prices generally rise. Conversely, when interest rates rise, bond prices generally fall.

   Duration is an approximation of the price sensitivity of a bond (or a bond portfolio) to interest rate changes. It measures the weighted average maturity of a bond's (or a bond portfolio's) cash flows, i.e., principal and interest rate payments. Duration is expressed as a measure of time in years--the longer the duration of a bond (or a bond portfolio), the greater the impact of interest rate changes on the bond's (or the bond portfolio's) price. Duration differs from effective maturity in that duration takes into account call provisions, coupon rates and other factors. Duration measures interest rate risk only and not other risks, such as credit risk and, in the case of non-U.S. dollar denominated securities, currency risk. Effective maturity measures the final maturity dates of a bond (or a bond portfolio).

Market Timing

   Market timing--buying securities when prices are low and selling them when prices are relatively higher--may not work for many investors because it is impossible to predict with certainty how the price of a security will fluctuate. However, owning a security for a long period of time may help investors offset short-term price volatility and realize positive returns.

Power of Compounding

   Over time, the compounding of returns can significantly impact investment returns. Compounding is the effect of continuous investment on long-term investment results, by which the proceeds of capital appreciation (and income distributions, if elected) are reinvested to contribute to the overall growth of assets. The long-term investment results of compounding may be greater than that of an equivalent initial investment in which the proceeds of capital appreciation and income distributions are taken in cash.

Standard Deviation

   Standard deviation is an absolute (non-relative) measure of volatility that, for a mutual fund, depicts how widely the returns varied over a certain period of time. When a fund has a high standard deviation, its range of performance has been very wide, implying greater volatility potential. Standard deviation is only one of several measures of a fund's volatility.

                   APPENDIX II--HISTORICAL PERFORMANCE DATA

   The historical performance data contained in this Appendix relies on data obtained from statistical services, reports and other services believed by the Manager to be reliable. The information has not been independently verified by the Manager.

   This following chart shows the long-term performance of various asset classes and the rate of inflation.

               Each Investment Provides a Different Opportunity

                                    [CHART]

Value of $1.00 invested on
1/1/1926 through 12/31/2001


2001

Small Stocks $7,860.05

Common Stocks $2,279.13

Long-Term Bonds $50.66

Treasury Bills $17.20

Inflation $9.87

    Source: Ibbotson Associates. Used with permission. This chart is for illustrative purposes only and is not indicative of the past, present, or future performance of any asset class or any Prudential or Strategic Partners mutual fund.


    Generally, stock returns are due to capital appreciation and the reinvestment of gains. Bond returns are due mainly to reinvesting interest. Also, stock prices usually are more volatile than bond prices over the long-term. Small stock returns for 1926-1980 are those of stocks comprising the 5th quintile of the New York Stock Exchange. Thereafter, returns are those of the Dimensional Fund Advisors (DFA) Small Company Fund. Common stock returns are based on the S&P Composite Index, a market-weighted, unmanaged index of 500 stocks (currently) in a variety of industries. It is often used as a broad measure of stock market performance.


    Long-term government bond returns are measured using a constant one-bond portfolio with a maturity of roughly 20 years. Treasury bill returns are for a one-month bill. Treasuries are guaranteed by the government as to the timely payment of principal and interest, equities are not. Inflation is measured by the consumer price index (CPI).

   Set forth below is historical performance data relating to various sections of the fixed-income securities market. The chart shows the historical total returns of U.S. Treasury bonds, U.S. mortgage securities, U.S. corporate bonds, U.S. high yield bonds and world government bonds on an annual basis from 1991 through 2001. The total returns of the indexes include accrued interest, plus the price changes (gains or losses) of the underlying securities during the period mentioned. The data is provided to illustrate the varying historical total returns and investors should not consider this performance data as an indication of the future performance of the Fund or of any sector in which the Fund invests.


   All information relies on data obtained from statistical services, reports and other services believed by the Manager to be reliable. Such information has not been verified. The figures do not reflect the operating expenses and fees of a mutual fund. See "Risk/Return Summary--Fees and Expenses" in the prospectus. The net effect of the deduction of the operating expenses of a mutual fund on the historical total returns, including the compounded effect over time, could be substantial.

                                  [FLOW CHART]

Historical Total Returns of Different Bond Market Sectors

YEAR                       1991    1992    1993     1994    1995    1996    1997    1998      1999     2000      2001
______________________________________________________________________________________________________________________
U.S. Government
Treasury
Bonds/1/                  15.3%    7.2%   10.7%   (3.4)%   18.4%    2.7%    9.6%   10.0%   (2.56)%   13.52%     7.23%
______________________________________________________________________________________________________________________
U.S. Government
Mortgage
Securities/2/             15.7%    7.0%    6.8%   (1.6)%   16.8%    5.4%    9.5%    7.0%    1.86%    11.16%     8.22%
______________________________________________________________________________________________________________________
U.S. Investment Grade
Corporate Bonds/3/        18.5%    8.7%   12.2%   (3.9)%   22.3%    3.3%   10.2%    8.6%   (1.96)%    9.39%    10.40%
______________________________________________________________________________________________________________________
U.S. High Yield
Bonds/4/                  46.2%   15.8%   17.1%   (1.0)%   19.2%   11.4%   12.8%    1.6%    2.39%    (5.86)%    5.28%
______________________________________________________________________________________________________________________
World Government
Bonds/5/                  16.2%    4.8%   15.1%    6.0%    19.6%    4.1%   (4.3)%   5.3%   (5.07)%   (2.63)%   (3.54)%
======================================================================================================================
Difference between
highest and lowest
returns percent           30.9    11.0    10.3     9.9      5.5     8.7     17.1    8.4     7.46     19.10    13.94


/1/ Lehman Brothers Treasury Bond Index is an unmanaged index made up of over 150 public issues of the U.S. Treasury having maturities of at least one year.

/2/ Lehman Brothers Mortgage-Backed Securities Index is an unmanaged index that includes over 600 15- and 30-year fixed-rate mortgaged-backed securities of the Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA), and the Federal Home Loan Mortgage Corporation (FHLMCC).

/3/ Lehman Brothers Corporate Bond Index includes over 3,000 public fixed-rate, nonconvertible investment-grade bonds. All bonds are U.S. dollar-denominated issues and include debt issued or guaranteed by foreign sovereign governments, municipalities, governmental agencies or international agencies. All bonds in the index have maturities of at least one year. Source: Lipper Inc.

/4/ Lehman Brothers High Yield Bond Index is an unmanaged index comprising over 750 public, fixed-rate, nonconvertible bonds that are rated Ba1 or lower by Moody's Investors Service (or rated BB+ or lower by S&P or Fitch Investors Service). All bonds in the index have maturities of at least one year.

/5/ Salomon Smith Barney World Government Index (Non U.S.) includes 800 bonds issued by various foreign governments or agencies, excluding those in the U.S., but including those in Japan, Germany, France, the U.K., Canada, Italy, Australia, Belgium, Denmark, the Netherlands, Spain, Sweden, and Austria. All bonds in the index have maturities of at least one year.

   This chart illustrates the performance of major world stock markets for the period from December 31, 1985 through December 31, 2001. It does not represent the performance of any Prudential or Strategic Partners mutual fund.

    Average Annual Total Returns of Major World Stock Markets 12/31/1985 -
                         12/31/2001 (in U.S. Dollars)

                                    [CHART]

                               Sweden        15.51%
                               Spain         15.26%
                               Hong Kong     14.96%
                               Netherland    14.03%
                               Belgium       13.78%
                               France        13.20%
                               USA           13.14%
                               U.K.          12.28%
                               Switzerland   12.21%
                               Europe        11.92%
                               Denmark       11.88%
                               Australia      9.54%
                               Germany        8.63%
                               Canada         8.45%
                               Italy          7.70%
                               Norway         6.82%
                               Austria        4.95%
                               Japan          3.84%






































Source: Morgan Stanley Capital International (MSCI) and Lipper Inc. as of 12/31/01. Used with permission. Morgan Stanley Country indexes are unmanaged indexes which include those stocks making up the largest two-thirds of each country's total stock market capitalization. Returns reflect the reinvestment of all distributions. This chart is for illustrative purposes only and is not indicative of the past, present or future performance of any specific investment. Investors cannot invest directly in stock indexes.

   This chart shows the growth of a hypothetical $10,000 investment made in the stocks representing the S&P 500 Stock Index with and without reinvested dividends.


                                    [CHART]




              Capital                      Capital
           Appreciation                 Appreciation
          and Reinvesting                    only
             Dividends
              --------                     --------
1976         $10,000.00                   $10,000.00
              $9,255.00                    $9,159.00
              $9,561.34                    $9,350.42
              $9,294.58                    $8,982.95
              $9,284.36                    $8,850.00
              $8,826.64                    $8,302.19
              $9,577.78                    $8,889.98
             $10,408.20                    $9,542.51
              $9,895.05                    $8,944.19
             $10,596.60                    $9,454.01
             $10,885.90                    $9,576.91
             $11,718.70                   $10,173.60
             $11,735.10                   $10,045.40
             $11,251.60                    $9,500.91
             $12,769.40                   $10,631.50
             $14,202.20                   $11,675.50
1980         $15,550.00                   $12,634.10
             $15,764.50                   $12,656.80
             $15,402.00                   $12,211.30
             $13,826.30                   $10,811.90
             $14,784.50                   $11,404.40
             $13,703.80                   $10,419.00
             $13,627.00                   $10,200.20
             $15,196.80                   $11,206.00
             $17,970.30                   $13,087.50
             $19,770.90                   $14,234.00
             $21,965.50                   $15,643.10
             $21,936.90                   $15,453.80
             $22,024.70                   $15,347.20
             $21,496.10                   $14,811.60
             $20,943.60                   $14,253.20
             $22,973.00                   $15,454.70
1984         $23,404.90                   $15,561.40
             $25,553.50                   $16,809.40
             $27,426.60                   $17,849.90
             $26,304.80                   $16,941.30
             $30,829.30                   $19,658.70
             $35,176.20                   $22,228.10
             $37,248.10                   $23,339.50
             $34,648.20                   $21,523.70
             $36,578.10                   $22,533.20
             $44,387.50                   $27,141.20
             $46,615.70                   $28,286.50
             $49,692.40                   $29,947.00
             $38,496.70                   $22,990.30
             $40,683.30                   $24,089.20
             $43,384.70                   $25,447.90
             $43,532.20                   $25,300.30
1988         $44,872.90                   $25,841.70
             $48,054.40                   $27,438.70
             $52,288.00                   $29,589.90
             $57,877.60                   $32,489.70
             $59,064.10                   $32,886.10
             $57,286.30                   $31,633.10
             $60,883.90                   $33,316.00
             $52,524.50                   $28,478.50
             $57,225.50                   $30,728.30
             $65,523.20                   $34,916.60
             $65,365.90                   $34,539.50
             $68,856.40                   $36,093.80
             $74,619.70                   $38,815.20
             $72,739.30                   $37,569.30
             $74,121.40                   $37,982.50
             $76,456.20                   $38,882.70
1992         $80,294.30                   $40,550.80
             $83,795.10                   $42,034.90
             $84,197.30                   $41,929.90
             $86,369.60                   $42,709.80
             $88,373.40                   $43,410.20
             $85,024.00                   $41,482.80
             $85,381.10                   $41,345.90
             $89,547.70                   $43,061.70
             $89,529.80                   $42,743.10
             $98,241.10                   $46,602.80
            $107,603.00                   $50,703.80
            $116,147.00                   $54,395.10
            $123,139.00                   $57,327.00
            $129,752.00                   $60,078.70
            $135,565.00                   $62,415.70
            $139,754.00                   $63,969.90
1996        $151,395.00                   $68,940.30
            $155,468.00                   $70,463.90
            $182,581.00                   $82,379.40
            $196,257.00                   $88,162.40
            $201,889.00                   $90,313.60
            $230,032.00                  $102,533.00
            $237,670.00                  $105,517.00
            $214,093.00                   $94,648.50
            $259,652.00                  $114,402.00
            $272,582.00                  $119,721.00
            $291,772.00                  $127,755.00
            $273,595.00                  $119,374.00
            $314,278.00                  $136,731.00
            $321,475.00                  $139,465.00
            $312,924.00                  $135,379.00
            $309,889.00                  $133,700.00
            $285,655.00                  $122,884.00
            $251,805.00                  $108,003.00
            $266,536.00                  $113,965.00
            $227,435.00                   $96,881.20
2001        $251,725.00                  $106,850.00


Source: Lipper Inc. Used with permission. All rights reserved. This chart is used for illustrative purposes only and is not intended to represent the past, present or future performance of any Prudential mutual fund. Common stock total return is based on the Standard & Poor's 500 Composite Stock Price Index, a market-value-weighted index made up of 500 of the largest stocks in the U.S. based upon their stock market value. Investors cannot invest directly in indexes.

                  World Stock Market Capitalization by Region
                          World Total: 15.9 Trillion

                                    [CHART]

Canada          3.0%
U.S.           45.4%
Europe         33.2%
Pacific Basin  18.4%

Source: Morgan Stanley Capital International, December 31, 2001. Used with permission. This chart represents the capitalization of major world stock markets as measured by the Morgan Stanley Capital International (MSCI) World Index. The total market capitalization is based on the value of approximately 1577 companies in 22 countries (representing approximately 60% of the aggregate market value of the stock exchanges). This chart is for illustrative purposes only and does not represent the allocation of any Prudential or Strategic Partners mutual fund.

                               -----------------

The chart below shows the historical volatility of general interest rates as measured by the long U.S. Treasury Bond.

           Long Term U.S. Treasury Bond Yield in Percent (1926-2001)

                                    [CHART]


1926      3.5439
          3.165
          3.3994
          3.4048
          3.3041
          4.0725
          3.1515
          3.356
          2.9259
          2.7634
1936      2.5541
          2.7336
          2.5237
          2.2589
          1.9434
          2.036
          2.4572
          2.4788
          2.4601
          1.9926
1946      2.1235
          2.4319
          2.3692
          2.091
          2.2412
          2.6875
          2.7876
          2.7356
          2.719
          2.9471
1956      3.4545
          3.233
          3.817
          4.471
          3.8031
          4.152
          3.9541
          4.1694
          4.2266
          4.5002
1966      4.5549
          5.5599
          5.9776
          6.867
          6.4761
          5.9662
          5.9937
          7.2562
          7.6026
          8.0467
1976      7.2087
          8.0293
          8.9772
         10.1151
         11.9872
         13.339
         10.951
         11.9663
         11.701
          9.5579
1986      7.8891
          9.2043
          9.185
          8.1634
          8.4436
          7.3013
          7.2573
          6.5444
          7.9924
          6.028
1996      6.7253
          6.0228
          5.4235
          6.8208
          5.5805
2001      5.7509



Source: Ibbotson Associates. Used with permission. All rights reserved. This chart illustrates the historical yield of the long-term U.S. Treasury Bond from 1926-2001. Yields represent that of an annually renewed one-bond portfolio with a remaining maturity of approximately 20 years. This chart is for illustrative purposes only y and should not be construed to represent the yields of any Prudential or Strategic Partners mutual fund.

                                    PART C

                               OTHER INFORMATION

Item 23. Exhibits.

   (a)(1) Agreement and Declaration of Trust.(1)

      (2) Certificate of Trust.(1)


      (3) Amendment to Certificate of Trust dated September 4, 2001.(2)



      (4) Certificate of Correction of Certificate of Amendment to the Certificate of Trust dated May 8, 2002.**



   (b)By-laws.(3)



   (c)In response to this item, Registrant incorporates by reference the following provisions of its Agreement and Declaration of Trust and By-Laws, filed herewith as Exhibit (a)(3) and Exhibit (b), respectively, defining the rights of Registrant's shareholders: Articles III and V of the Agreement and Declaration of Trust and Article III of the By-Laws.



   (d)(1) Management Agreement between Registrant and Prudential Investments, LLC (formerly Prudential Investments Fund Management LLC) (PI) with respect to Strategic Partners Focused Growth Fund (the Focused Growth
      Fund).(4)



      (2) Sub-Management Agreement between PI and Prudential Investments Management, Inc. (formerly The Prudential Investment Corporation) (PIM) with respect to the Focused Growth Fund.(5)



      (3) Subadvisory Agreement between PIM and Jennison Associates LLC (Jennison) with respect to the Focused Growth Fund.(4)



      (4) Subadvisory Agreement between PI and Alliance Capital Management, L.P. (Alliance) with respect to the Focused Growth Fund.(4)



      (5) Management Agreement between Registrant and PI with respect to Strategic Partners New Era Growth Fund (the New Era Growth Fund).(4)



      (6) Subadvisory Agreement between PI and Massachusetts Financial Services Company (MFS) with respect to the New Era Growth Fund.(7)



      (7) Subadvisory Agreement between PI and Jennison with respect to the New Era Growth Fund.(6)



      (8) Management Agreement between Registrant and PI with respect to Strategic Partners Focused Value Fund (the Focused Value Fund).(4)



      (9) Subadvisory Agreement between PI and Davis Selected Advisers LP (Davis Advisers) with respect to the Focused Value Fund.(4)



      (10) Subadvisory Agreement between PI and Salomon Brothers Asset Management Inc. (Salomon Brothers) with respect to the Focused Value Fund.(4)



      (11) Management Agreement between Registrant and PI with respect to the Strategic Partners Mid-Cap Value Fund (Mid-Cap Value Fund) the Strategic Partners Hedged Market Opportunity Fund (Hedged Market Opportunity Fund) and future series of Registrant.(11)



      (12) Subadvisory Agreement between PI and Fund Asset Management, L.P. d/b/a Mercury Advisors (Mercury) with respect to the Mid-Cap Value Fund.**



      (13) Subadvisory Agreement between PI and Harris Associates L.P. (Harris) with respect to the Mid-Cap Value Fund.(11)



      (14) Form of Subadvisory Agreement between PI and PIM with respect to the Hedged Market Opportunity Fund.**



   (e)(1) Distribution Agreement with Prudential Investment Management Services LLC (PIMS).(4)



      (2) Form of Dealer Agreement.(3)



   (g)(1) Custodian Contract between Registrant and State Street Bank and Trust Company (State Street).(3)

      (2) Amendment dated February 22, 1999 to Custodian Contract between Registrant and State Street.(3)



      (3) Amendment to Custodian Contract dated July 17, 2001.(8)



   (h)Transfer Agency and Service Agreement between Registrant and Prudential Mutual Fund Services LLC.(3)


   (i)Opinion of counsel.*




   (m)(1) Distribution and Service Plan for Class A shares of the Trust.(11)



      (2) Distribution and Service Plan for Class B shares of the Trust.(11)



      (3) Distribution and Service Plan for Class C shares of the Trust.(11)





   (n)Amended and Restated Rule 18f-3 Plan dated April 23, 2002.(11)



   (p)(1)  Registrant Code of Ethics, dated September 19, 2001.(2)



      (2) Manager, Sub-Manager and Distributor Code of Ethics, dated September 19, 2001.(9)



      (3) Alliance Code of Ethics.(11)



      (4) Jennison Code of Ethics.(3)



      (5) MFS Code of Ethics.(6)



      (6) Davis Advisers Code of Ethics.(10)



      (7) Salomon Brothers Code of Ethics.(10)



      (8) Mercury Code of Ethics.(2)



      (9) Harris Code of Ethics.(2)



   (q)Power of attorney.**

----------
*    To be filed by amendment.

**   Filed herewith.
(1) Incorporated by reference to the Registration Statement on Form N-1A filed on February 1, 2000 (File No. 333-95849).

(2) Incorporated by reference to Post-Effective Amendment No. 7 to the Registration Statement on Form N-1A filed on February 20, 2002 (file No. 333-95849).


(3) Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A filed on March 27, 2000 (File No. 333-95849).


(4) Incorporated by reference to Post-Effective Amendment No. 6 to the Registration Statement on Form N-1A filed on April 27, 2001 (File No. 333-95849).


(5) Incorporated by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form N-1A filed on July 21, 2000 (File No. 333-95849).


(6) Incorporated by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form N-1A filed on October 6, 2000 (File No. 333-95849).


(7) Incorporated by reference to Post-Effective Amendment No. 4 to the Registration Statement on Form N-1A filed on November 30, 2000 (File No. 333-95849).


(8) Incorporated by reference to Exhibit (g)(3) to Post-Effective Amendment No. 23 the Registration Statement on Form N-1A of Prudential Natural Resources, Inc. filed on July 31, 2001 (File No. 33-15166).


(9) Incorporated by reference to Exhibit (p)(2) to Post-Effective Amendment No. 7 to the Registration Statement on Form N-1A of Strategic Partners Style Specific Funds filed on October 1, 2001 (File No. 333-82621).


(10) Incorporated by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-1A filed on December 15, 2000 (File No. 333-95849).


(11) Incorporated by reference to Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A filed on April 24, 2002 (File No. 333-95849).


Item 24. Persons Controlled by or under Common Control with Registrant.

   None.

Item 25. Indemnification.

   As permitted by Sections 17(h) and (i) of the Investment Company Act of 1940, as amended (the 1940 Act), and pursuant to Del. Code Ann. title 12 sec. 3817, a Delaware business trust may provide in its governing instrument for the indemnification of its officers and trustees from and against any and all claims and demands whatsoever. Article VII, Section 2 of the Agreement and Declaration of Trust (Exhibit a(1) to the Registration Statement) states that
(1) the Registrant shall indemnify any present trustee or officer to the fullest extent permitted by law against liability, and all expenses reasonably incurred by him or her in connection with any claim, action, suit or proceeding in which he or she is involved by virtue of his or her service as a trustee, officer or both, and against any amount incurred in settlement thereof and (2) all persons extending credit to, contracting with or having any claim against the Registrant shall look only to the assets of the appropriate Series (or if no Series has yet been established, only to the assets of the Registrant). Indemnification will not be provided to a person adjudged by a court or other adjudicatory body to be liable to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties (collectively "disabling conduct"). In the event of a settlement, no indemnification may be provided unless there has been a determination, as specified in the Agreement and Declaration of Trust, that the officer or trustee did not engage in disabling conduct. In addition, Article XI of Registrant's By-Laws (Exhibit b to the Registration Statement) provides that any trustee, officer, employee or other agent of Registrant shall be indemnified by the Registrant against all liabilities and expenses subject to certain limitations and exceptions contained in Article XI of the By-Laws. As permitted by Section 17(i) of the 1940 Act, pursuant to Section 10 of the Distribution Agreement (Exhibit e to the Registration Statement), the Distributor of the Registrant may be indemnified against liabilities which it may incur, except liabilities arising from bad faith, gross negligence, willful misfeasance or reckless disregard of duties.

   Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the Securities Act) may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission (the SEC) such indemnification is against public policy as expressed in the 1940 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a Trustee, officer, or controlling person of Registrant in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such Trustee, officer or controlling person in connection with the shares being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1940 Act and will be governed by the final adjudication of such issue.

   Registrant will purchase an insurance policy insuring its officers and Trustees against liabilities, and certain costs of defending claims against such officers and Trustees, to the extent such officers and Trustees are not found to have committed conduct constituting willful misfeasance, bad faith, gross negligence or reckless disregard in the performance of their duties. The insurance policy also insures the Registrant against the cost of indemnification payments to officers and Trustees under certain circumstances.


   Section 8 of each Management Agreement (Exhibits (d)(1), (d)(5), (d)(8) and
(d)(11) to the Registration Statement), Section 4 of the Sub-Management Agreement (Exhibit d(2) to the Registration Statement) and Section 4 of each Subadvisory Agreement (Exhibits (d)(3), (d)(4), (d)(6), (d)(7), (d)(9),
(d)(10), (d)(12), (d)(13) and (d)(14)to the Registration Statement) limit the liability of PI, PIM, Jennison, Alliance, MFS, Davis Advisers, Salomon Brothers, Mercury and Harris, respectively, to liabilities arising from willful misfeasance, bad faith or gross negligence in the performance of their respective duties or from reckless disregard by them of their respective obligations and duties under the agreements.


   The Registrant hereby undertakes that it will apply the indemnification provisions of its By-Laws and the Distribution Agreement in a manner consistent with Release No. 11330 of the SEC under the 1940 Act so long as the interpretation of Section 17(h) and 17(i) of such Act remain in effect and are consistently applied.

   Under Section 17(h) of the 1940 Act, it is the position of the staff of the SEC that if there is neither a court determination on the merits that the defendant is not liable nor a court determination that the defendant was not guilty of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of one's office, no indemnification will be permitted unless an independent legal counsel (not including a counsel who does work for either Registrant, its investment adviser, its principal underwriter or persons affiliated with these persons) determines, based upon a review of the facts, that the person in question was not guilty of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

   Under its Agreement and Declaration of Trust, Registrant may advance funds to provide for indemnification. Pursuant to the SEC staff's position on Section 17(h), advances will be limited in the following respect:

    (1)Any advances must be limited to amounts used, or to be used, for the preparation and/or presentation of a defense to the action (including cost connected with preparation of a settlement);

    (2)Any advances must be accompanied by a written promise by, or on behalf of, the recipient to repay that amount of the advance which exceeds the amount to which it is ultimately determined that he is entitled to receive from the Registrant by reason of indemnification;

    (3)Such promise must be secured by a surety bond or other suitable insurance; and

    (4)Such surety bond or other insurance must be paid for by the recipient of such advance.

Item 26. Business and Other Connections of Investment Adviser.

   (a) PI


   See "How the Fund is Managed--Manager" in each prospectus constituting Part A of this Registration Statement and "Investment Advisory and Other Services" in each statement of additional information (SAI) constituting Part B of this Registration Statement.


   The business and other connections of the officers of PI are listed in Schedules A and D of Form ADV of PI as currently on file with the SEC, the text of which is hereby incorporated by reference (File No. 801-31104).

   The business and other connections of PI's directors and principal executive officers are set forth below. Except as otherwise indicated, the address of each person is Gateway Center Three, 100 Mulberry Street, Newark, NJ 07102-4077.


Name and Address      Position with PI                                   Principal Occupations
----------------      ----------------                                   ---------------------
David R. Odenath, Jr. Officer in Charge,         Officer in Charge, President, Chief Executive Officer and Chief
                      President, Chief Executive   Operating Officer, PI; Senior Vice President, The Prudential
                      Officer and Chief            Insurance Company of America (Prudential)
                      Operating Officer
Catherine Brauer      Executive Vice President   Executive Vice President, PI
John L. Carter        Executive Vice President   Executive Vice President, PI
Robert F. Gunia       Executive Vice President   Executive Vice President and Chief Administrative Officer, PI; Vice
                      and Chief Administrative     President, Prudential; President, PIMS
                      Officer
William V. Healey     Executive Vice President,  Executive Vice President, Chief Legal Officer and Secretary, PI; Vice
                      Chief Legal Officer and      President and Associate General Counsel, Prudential; Senior Vice
                      Secretary                    President, Chief Legal Officer and Secretary, PIMS
Marc S. Levine        Executive Vice President   Executive Vice President, PI
Judy A. Rice          Executive Vice President   Executive Vice President, PI
Ajay Sawhney          Executive Vice President   Executive Vice President, PI
Lynn M. Waldvogel     Executive Vice President   Executive Vice President, PI


   (b) PIM


   See "How the Fund is Managed--Investment Adviser" in the prospectus of the Hedged Opportunity Fund, included as part of Part A of this Registration Statement and "Investment Advisory and Other Services" in the SAIs included as part of Part B of this Registration Statement.


   The business and other connections of PIM's directors and executive officers are as set forth below. Except as otherwise indicated, the address of each person is Prudential Plaza, Newark, NJ 07102.


Name and Address        Position with PIM                                  Principal Occupations
----------------        -----------------                                  ---------------------
John R. Strangfeld, Jr. Chairman of the Board,     Chief Executive Officer, Prudential Securities Incorporated; President
                        President, Chief Executive   of Prudential Global Asset Management Group of Prudential;
                        Officer and Director         Senior Vice President, Prudential; Chairman of the Board,
                                                     President, Chief Executive Officer and Director, PIM
Bernard W. Winograd     Senior Vice President and  Chief Executive Officer, Prudential Real Estate Investors; Senior Vice
                        Director                     President and Director, PIM



   (c) Jennison



   See "How the Fund is Managed--Investment Advisers" in the prospectus of the Focused Growth, New Era Growth and Focused Value Funds constituting part of Part A of this Registration Statement and "Investment Advisory and Other Services" in the SAI of these Funds constituting part of Part B of this Registration Statement.

   The business and other connections of Jennison's directors and executive officers are listed in its Form ADV as currently on file with the Securities and Exchange Commission (File No. 801-5608), the relevant text of which is hereby incorporated by reference.

   (d) MFS


   See "How the Fund is Managed--Investment Advisers" in the prospectus of the Foscused Growth, New Era Growth and Focused Value Funds constituting part of Part A of this Registration Statement and "Investment Advisory and Other Services" in the SAI of these Funds constituting part of Part B of this Registration Statement.


   The business and other connections of the directors and executive officers of MFS are listed in its Form ADV as currently on file with the SEC (File No. 801-17352), the relevant text of which is hereby incorporated by reference.

   (e) Alliance


   See "How the Fund is Managed--Investment Advisers" in the prospectus of the Focused Growth, New Era Growth and Focused Value Funds, included as part of Part A of this Registration Statement, and "Investment Advisory and Other Services" in the SAI of these Funds, included as part of Part B of this Registration Statement.


   The business and other connections of the directors and executive officers of Alliance Capital Management Corporation, the general partner of Alliance, are listed in its Form ADV as currently on file with the SEC (File No. 801-32361), the relevant text of which is hereby incorporated by reference.

   (f) Davis Advisers


   See "How the Fund is Managed--Investment Advisers" in the prospectus of the Focused Growth, New Era Growth and Focused Value Funds, included as part of Part A of the Registration Statement, and "Investment Advisory and Other Services" in the SAI of these Funds, included as part of Part B of the Registration Statement.


   The business and other connections of the directors and executive officers of Davis Advisers are listed in its Form ADV as currently on file with the SEC (File No. 801-31648), the relevant text of which is hereby incorporated by reference.

   (g) Salomon Brothers


   See "How the Fund is Managed--Investment Advisers" in the prospectus of the Focused Growth, New Era Growth and Focused Value Funds, included as part of Part A of the Registration Statement, and "Investment Advisory and Other Services" in the SAI of these Funds, included as part of Part B of the Registration Statement.


   The business and other connections of the directors and executive officers of Salomon Brothers are listed in its Form ADV as currently on file with the SEC (File No. 801-32046), the relevant text of which is hereby incorporated by reference.

   (h) Mercury

   See "How the Fund is Managed--Investment Advisers" in the prospectus of the Mid-Cap Value Fund, included as part of Part A of the Registration Statement, and "Investment Advisory and Other Services" in the SAI of the Mid-Cap Value Fund, included as part of Part B of the Registration Statement.


   The business and other connections of the directors and executive officers of Fund Asset Management, L.P. are listed in its Form ADV as currently on file with the SEC (File No. 801-12485), the relevant text of which is hereby incorporated by reference.


   (i) Harris
   See "How the Fund is Managed--Investment Advisers" in the prospectus of the Mid-Cap Value Fund, included as part of Part A of the Registration Statement, and "Investment Advisory and Other Services" in the SAI of the Mid-Cap Value Fund, included as part of Part B of the Registration Statement.


   The business and other connections of the directors and executive officers of Harris are listed in its Form ADV as currently on file with the SEC (File No. 801-50333), the relevant text of which is hereby incorporated by reference.

Item 27. Principal Underwriters.

   (a) PIMS


   PIMS is distributor for Cash Accumulation Trust, COMMAND Government Fund, COMMAND Money Fund, COMMAND Tax-Free Fund, Nicholas-Applegate Fund, Inc. (Nicholas-Applegate Growth Equity Fund), Prudential California Municipal Fund, Prudential Equity Fund, Inc., Prudential Europe Growth Fund, Inc., Prudential's Gibraltar Fund, Inc., Prudential Global Total Return Fund, Inc., Prudential Government Income Fund, Inc., Prudential Government Securities Trust, Prudential High Yield Fund, Inc., Prudential Index Series Fund, Prudential Institutional Liquidity Portfolio, Inc., Prudential MoneyMart Assets, Inc., Prudential Municipal Bond Fund, Prudential Municipal Series Fund, Prudential National Municipals Fund, Inc., Prudential Natural Resources Fund, Inc., Prudential Pacific Growth Fund, Inc., Prudential Real Estate Securities Fund, Prudential Sector Funds, Inc., Prudential Small Company Fund, Inc., Prudential Tax-Free Money Fund, Inc., Prudential Tax-Managed Funds, Prudential Tax-Managed Small-Cap Fund, Inc., Prudential Total Return Bond Fund, Inc., Prudential U.S. Emerging Growth Fund, Inc., Prudential Value Fund, Prudential World Fund, Inc., Prudential 20/20 Focus Fund, Special Money Market Fund, Inc., Strategic Partners Asset Allocation Funds, Strategic Partners Style Specific Funds, Strategic Partners Opportunity Funds, The Prudential Investment Portfolios, Inc. and The Target Portfolio Trust.


   PIMS is also distributor of the following unit investment trusts: Separate
Accounts: The Prudential Variable Contract Account -2, The Prudential Variable Contract Account -10, The Prudential Variable Contract Account -11, The Prudential Variable Contract Account -24, The Prudential Variable Contract Account GI -2, The Prudential Discovery Select Group Variable Contract Account, The Pruco Life Flexible Premium Variable Annuity Account, The Pruco Life of New Jersey Flexible Premium Variable Annuity Account, The Prudential Individual Variable Contract Account and The Prudential Qualified Individual Variable Contract Account.

   (b) Information concerning the directors and officers of PIMS is set forth below.

                                Positions and Offices      Positions and Offices
Name(1)                         with Underwriter           with Registrant
-------                         ----------------           ---------------
Stuart A. Abrams............... Senior Vice President and  None
                                Compliance
                                Officer
  213 Washington Street Newark,
NJ 07102

Margaret Deverell.............. Vice President and Chief   None
                                Financial Officer

  213 Washington Street Newark,
NJ 07102

Robert F. Gunia................ President                  Vice President and Trustee

William V. Healey.............. Senior Vice President,     Assistant Secretary
                                Secretary and Chief Legal
                                Officer

Bernard W. Winograd............ Executive Vice President   None

----------
   (1)The address of each person named is Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102, unless otherwise indicated.

   (c) Registrant has no principal underwriter who is not an affiliated person of Registrant.

Item 28. Location of Accounts and Records.


   All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules thereunder are maintained at the offices of State Street, One Heritage Drive, North Quincy, Massachusetts 02171; PIM, Prudential Plaza, 745 Broad Street, Newark, New Jersey 07102; Registrant, Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102-4077; Jennison, 466 Lexington Avenue, New York, New York 10017; Alliance., 1345 Avenue of the Americas, New York, New York, 10105 and 601 Second Avenue South, Suite 5000, Minneapolis, Minnesota 55402; MFS, 500 Boylston Street, Boston, Massachusetts 02116; Davis Advisers, 2949 East Elvira Road, Suite 101, Tucson, Arizona 85706; Salomon Brothers, 750 Washington Boulevard, 11th Floor, Stamford, Connecticut 06901; PMFS, 194 Wood Avenue South, Iselin, New Jersey 08830, Mercury, 800 Scudders Mill Road, Plainsboro, New Jersey 08536; and Harris, Two North LaSalle Street, Chicago, Illinois 60602-3790. Documents required by Rules 31a-1(b)(5), (6), (7), (9), (10) and (11) and 31a-1(f) and
Rules 31a-1(b)(4) and (11) and 31a-1(d) under the 1940 Act will be kept at Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102-4077, and the remaining accounts, books and other documents required by such other pertinent provisions of Section 31(a) of the 1940 Act and the Rules promulgated thereunder will be kept by State Street and PMFS.


Item 29. Management Services.


   Other than as set forth under the captions "How the Fund is Managed--Manager," --Sub-Manager, --Investment Advisers and --Distributor" in the Prospectuses and the caption "Investment Advisory and Other Services" in the Statements of Additional Information, constituting Parts A and B, respectively, of this Registration Statement, Registrant is not a party to any management-related service contract.


Item 30. Undertakings.

   Not applicable.

                                  SIGNATURES


   Pursuant to the requirements of the Securities Act and the Investment Company Act, Registrant has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Newark, and State of New Jersey, on the 29th day of May, 2002.



                                          STRATEGIC PARTNERS OPPORTUNITY FUNDS



                                          By /S/  DAVID R. ODENATH, JR.

                                          ------------------------------------
                                          David R. Odenath, Jr., President

   Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


          Signature                          Title                   Date
          ---------                          -----                   ----
              *                             Trustee              May 29, 2002
-----------------------------
      Eugene C. Dorsey
              *                             Trustee              May 29, 2002
-----------------------------
       Saul K. Fenster
              *                             Trustee              May 29, 2002
-----------------------------
       Robert F. Gunia
              *                   Trustee and Vice President     May 29, 2002
-----------------------------
     Robert E. La Blanc
              *                             Trustee              May 29, 2002
-----------------------------
   Douglas H. McCorkindale
              *                             Trustee              May 29, 2002
-----------------------------
   W. Scott McDonald, Jr.
              *                             Trustee              May 29, 2002
-----------------------------
      Thomas T. Mooney
              *                      Trustee and President       May 29, 2002
-----------------------------
    David R. Odenath, Jr.
              *                             Trustee              May 29, 2002
-----------------------------
      Stephen Stoneburn
              *                             Trustee              May 29, 2002
-----------------------------
      Clay T. Whitehead
              *                Treasurer and Principal Financial May 29, 2002
-----------------------------
       Grace C. Torres              and Accounting Officer



*By /S/  MARGUERITTE E.H. MORRISON
----------------------------------
 Margueritte E.H. Morrison
 Attorney-in-fact                                                  May 29, 2002

                     STRATEGIC PARTNERS OPPORTUNITY FUNDS

                                 EXHIBIT INDEX


Exhibit
Number                                                Description
-------                                               -----------

  (a)(4)  Certificate of Correction of Certificate of Amendment to the Certificate of Trust dated May 8, 2002.

  (d)(12) Subadvisory Agreement between PI and Mercury with respect to the Mid-Cap Value Fund.

  (d)(14) Form of Subadvisory Agreement between PI and PIM with respect to the Hedged Market Opportunity Fund.

  (q)     Power of attorney.







